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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number           811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 West Michigan Street, Milwaukee, WI	53233
(Address of principal executive offices)	(Zip code)

Constance Dye Shannon
803 West Michigan Street, Milwaukee, WI 53233
(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 299-2295

Date of fiscal year end:            September 30

Date of reporting period:          July 1, 2010 - June 30, 2011

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. PROXY VOTING RECORD.

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a)	The name of the issuer of the portfolio security;

(b)	The exchange ticker symbol of the portfolio security;

(c)	The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d)	The shareholder meeting date;

(e)	A brief identification of the matter voted on;

(f)	Whether the matter was proposed by the issuer or by a security holder;

(g)	Whether the registrant cast its vote on the matter;

(h)	How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i)	Whether the registrant cast its vote for or against management.

Vote Summary

SABMILLER PLC
Security	G77395104	Meeting Type	Annual General Meeting
Ticker Symbol	SAB LN	Meeting Date	22-Jul-2010
ISIN	GB0004835483	Agenda	702532830 - Management
City	LONDON	Holding Recon Date	19-Jul-2010
Country	United Kingdom	Vote Deadline Date	16-Jul-2010
SEDOL(s)	0483548 - 5837708 - 6145240 - B01DQ76	Quick Code

Item	Proposal	Type	Vote	For/Against Management
1	Receive and adopt the financial statements for the YE 31 MAR 2010, together with the reports of the Directors and Auditors therein	Management
2	Receive and approve the Directors' remuneration report 2010 contained in the annual report for the YE 31 MAR 2010	Management
3	Election of Mr. M.H. Armour as a Director of the Company	Management
4	Election of Mr. H.A. Willard as a Director of the Company	Management
5	Re-elect Mr. J.M. Kahn as a Director of the Company	Management
6	Re-elect Mr. P.J. Manser as a Director of the Company	Management
7	Re-elect Mr. D.S. Devitre as a Director of the Company	Management
8	Re-elect Mr. M.Q. Morland as a Director of the Company	Management
9	Re-elect Mr. M.C. Ramaphosa as a Director of the Company	Management
10	Re-elect Mr. M.I. Wyman as a Director of the Company	Management
11	Declare a final dividend of 51 US cents per share	Management
12	Re-appoint PricewaterhouseCoopers LLP as the Auditors	Management
13	Authorize the Directors to determine the remuneration of the Auditors	Management
14	Authorize the Directors to allot shares	Management
S.15	Authorize the Directors to allot shares for cash otherwise than pro rata to all shareholders	Management
S.16	Authorize the Directors to make market purchases of ordinary shares of USD 0.10 each in the capital of the Company	Management
S.17	Approve the calling of general meetings, other than an AGM, on not less than 14 clear days' notice	Management
S.18	Approve the adoption of new Articles of Association of the Company	Management

COSAN SA INDUSTRIA E COMERCIO, PIRACICABA, SP
Security	P31573101	Meeting Type	ExtraOrdinary General Meeting
Ticker Symbol	CSAN3 BZ	Meeting Date	30-Jul-2010
ISIN	BRCSANACNOR6	Agenda	702552147 - Management
City	BRAZIL	Holding Recon Date	28-Jul-2010
Country	Brazil	Vote Deadline Date	23-Jul-2010
SEDOL(s)	B0P72G5 - B23ZH37	Quick Code

Item	Proposal	Type	Vote	For/Against Management

IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL OWNER SIGNED POWER OF AT-TORNEY (POA) IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTION-S IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE REJECTED-. IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
Non-Voting
	PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST' INTHE SAME AGENDA ITEM ARE NO-T ALLOWED. ONLYVOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/ ORABSTAIN ARE A-LLOWED. THANK YOU	Non-Voting
1
Amend the wording of Articles 22 and 27 of the Corporate Bylaws, in such a way as to change the limits of the Executive Committee for doing acts without the need for the prior approval of the Board of Directors
		Management	For	For
2
Approve to institute a collegial body, to be known as the authorized limit Committee, which will have the duty of evaluating and approving in advance the practice of acts, by the Executive Officers of the Company, in an aggregate amount in excess of BRL 15,000,000.00 and up to BRL 60,000,000.00, and which will be composed of four Members, who are the Chairperson of the Board of Directors, the Vice Chairperson of the Board of Directors, the President and the Financial Officer Vice President of the Company, with the inclusion of Paragraphs 3 through 5 in Article 27 of the Corporate Bylaws
		Management	For	For
3	Approve to consolidate the Corporate Bylaws of the Company	Management	For	For

COSAN SA INDUSTRIA E COMERCIO, PIRACICABA, SP
Security	P31573101	Meeting Type	Annual General Meeting
Ticker Symbol	CSAN3 BZ	Meeting Date	30-Jul-2010
ISIN	BRCSANACNOR6	Agenda	702552325 - Management
City	TBD	Holding Recon Date	28-Jul-2010
Country	Brazil	Vote Deadline Date	23-Jul-2010
SEDOL(s)	B0P72G5 - B23ZH37	Quick Code

Item	Proposal	Type	Vote	For/Against Management
CMMT
IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL OWNER SIGNED POWER OF-ATTORNEY (POA) IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR VOTING-INSTRUCTIONS IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO-BE REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE-REPRESENTATIVE
Non-Voting
CMMT
PLEASE NOTE THAT SHAREHOLDERS SUBMITTING A VOTE TO ELECT A MEMBER MUST-INCLUDE THE NAME OF THE CANDIDATE TO BE ELECTED. IF INSTRUCTIONS TO VOTE ON-THIS ITEM IS RECEIVED WITHOUT A CANDIDATE'S NAME, YOUR VOTE WILL BE PROCESSED-IN FAVOR OR AGAINST OF THE DEFAULT COMPANY'S CANDIDATE. THANK YOU.
Non-Voting
CMMT	PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST' IN THE SAME AGENDA ITEM ARE-NOT ALLOWED. ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/ OR ABSTAIN- ARE ALLOWED. THANK YOU	Non-Voting
1	Approve the financial statements relating to the FY that ended on 31 MAR 2010	Management	For	For
2	Approve the destination of the YE results	Management	For	For
3	Ratify the aggregate remuneration of the Managers for the FYE on 31 MAR 2010, and establishment of the aggregate remuneration of the Managers for the FY that began on 01 APR 2010	Management	For	For
4
Elect Srs. Rubens Ometto Silveira Mello; Pedro IsamuMizutani; Burkhard Otto Cordes; Marcelo Eduardo Martins; Marcelo de Souza Scartela, Portelae Roberto Rezende Barbosa as Directors and Srs. Serge Varsano; Ma lson Ferreira da N bregae Pedro Luiz Cerize as Independent Directors
		Management	For	For
5	Election of the Members of the Finance Committee, and their respective substitutes and set their remuneration	Management	For	For

PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT OF DIRECTOR NAMES. IF YOU H-AVE ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY FORM UNLESS YO-U DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK YOU.
Non-Voting

BANCO DO BRASIL S A MEDIUM TERM NTS BOOK ENTRY 14
Security	P11427112	Meeting Type	ExtraOrdinary General Meeting
Ticker Symbol	BBAS3 BZ	Meeting Date	05-Aug-2010
ISIN	BRBBASACNOR3	Agenda	702555268 - Management
City	BRASILIA	Holding Recon Date	03-Aug-2010
Country	Brazil	Vote Deadline Date	30-Jul-2010
SEDOL(s)	2073981 - 2328595 - B29ML07	Quick Code

Item	Proposal	Type	Vote	For/Against Management
CMMT
IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL OWNER SIGNED POWER OF-ATTORNEY (POA) IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR VOTING-INSTRUCTIONS IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO-BE REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE-REPRESENTATIVE
Non-Voting
CMMT	PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST' IN THE SAME AGENDA ITEM ARE-NOT ALLOWED. ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/ OR ABSTAIN- ARE ALLOWED. THANK YOU	Non-Voting
I	Ratify the increase in the share capital of Banco Do Brasil in the amount of BRL 42,815 ,414.80, in reference to the exercise of the series C warrants	Management	For	For
II	Amend the Article 7 of the Corporate Bylaws as a result of the public share offering and of the exercise of the series C warrants	Management	For	For

PETROLEO BRASILEIRO SA, RIO DE JANEIRO
Security	P78331140	Meeting Type	ExtraOrdinary General Meeting
Ticker Symbol	PETR3 BZ	Meeting Date	12-Aug-2010
ISIN	BRPETRACNPR6	Agenda	702563126 - Management
City	RIO DE JANEIRO	Holding Recon Date	10-Aug-2010
Country	Brazil	Vote Deadline Date	05-Aug-2010
SEDOL(s)	2684532 - 7394621 - B04S8J4 - B13YV91 - B1KZT37	Quick Code

Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT THESE SHARES HAVE NO VOTING RIGHTS, SHOULD YOU WISH TO-ATTEND THE MEETING PERSONALLY, YOU MAY APPLY FOR AN ENTRANCE CARD BY-CONTACTING YOUR CLIENT REPRESENTATIVE. THANK YOU	Non-Voting
1
Ratification and hiring of the specialized Company PricewaterhouseCoopers-corporate finance and recovery Ltda., from here onwards PWC, for the-preparation of the valuation report for four series of zero coupon floating-rate bills issued by the Brazilian Government, from here onwards the report,-with maturity dates on 07 SEP 2014, 07 MAR 2015, 07 SEP 2015 and 07 SEP 2016,-from here onwards the lfts, to be optionally used by the shareholders of the-Company to pay in the shares that come to be subscribed for within the-framework of the public offering for the primary distribution of shares of-the Company, to be held in observance of Article 62 of the corporate bylaws-of the Company and in accordance with the terms of cvm instruction 400 of 29- DEC 2003, as amended
Non-Voting
2	To approve the criteria and methodologies used to determine the value of the-lfts, as proposed by PWC in the draft of the report, from here onwards the-valuation criteria	Non-Voting
3
To approve the delegation of authority to the Board of Directors of the-Company to approve the report, ratifying the definitive amount of each series-of lfts, as stated in the report, through the application of the valuation-criteria
Non-Voting

OJSC POLYUS GOLD
Security	678129107	Meeting Type	ExtraOrdinary General Meeting
Ticker Symbol	PLZL LI	Meeting Date	24-Aug-2010
ISIN	US6781291074	Agenda	702557793 - Management
City	TBD	Holding Recon Date	19-Jul-2010
Country	Russian Federation	Vote Deadline Date	18-Aug-2010
SEDOL(s)	B18XGZ4 - B197B49 - B1L81J5 - B50LHJ5	Quick Code

Item	Proposal	Type	Vote	For/Against Management
1.
Declare an interim dividend upon the results of 1st half of 2010 in the amount of RUR 8.52 per ordinary share in OJSC Polyus Gold, and approve to resolve that dividends shall be paid within 60 days of the date of the resolution and approve to set the dividend payment methods: bank and postal money transfers
		Management	For	For

HYPERMARCAS S A
Security	P5230A101	Meeting Type	ExtraOrdinary General Meeting
Ticker Symbol	HYPE3 BZ	Meeting Date	06-Sep-2010
ISIN	BRHYPEACNOR0	Agenda	702581263 - Management
City	SAO PAULO	Holding Recon Date	02-Sep-2010
Country	Brazil	Vote Deadline Date	30-Aug-2010
SEDOL(s)	B2QY968	Quick Code

Item	Proposal	Type	Vote	For/Against Management

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING ID 735822 DUE TO ADDITION OF-RESOLUTIONS. ALL VOTES RECEIVED ON THE PREVIOUS MEETING WILL BE DISREGARDED AN-D YOU WILL NEED TO REINSTRUCT ON THIS MEETING NOTICE. THANK YOU.
Non-Voting

IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL OWNER SIGNED POWER OF AT-TORNEY (POA) IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTION-S IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE REJECTED-. IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
Non-Voting
1.A
Ratify the appointment and engagement of Apsis Consultoria Empresarial Ltda., a Brazilian limited company with registered offices in the City of Rio de Janeiro, State of Rio de Janeiro, at Rua da Assembleia, 35, 12th Floor, enrolled at the Taxpayers' General Registry under CNPJ/MF No 27.281.922/0001-70 [Apsis], as the Company in charge of preparing the appraisal reports of Companies: (i) Luper Industria Farmaceutica Ltda., a Limited Liability Company, with registered offices in the City of Braganca Paulista, State of Sao Paulo, at Avenida Francisco Samuel Lucchesi Filho, No 1039-A, Bairro da Penha, ZIP Code no. 12.929-600, enrolled at the Taxpayers General Registry under CNPJ/MF No 61.299.111/0001-35 [Luper]; (ii) Sapeka   Industria e Comercio de Fraldas Descartaveis Ltda., a Limited Liability Company, with registered offices in the City of Goiania, State of Goias, at Av. 01, esquerda com a rua 12, Quadra 07, Modulos 13 a 24, Polo Industrial Goias, ZIP Code no. 74.985-100, enrolled at the Taxpayers' General Registry under CNPJ/MF No 02.874.322/0001-95 [Sapeka]; and (iii) Facilit Odontologica e Perfumaria Ltda., a limited liability company, with registered offices in the City of Rio de Janeiro, State of Rio de Janeiro, at Rua Piaui, 151, Todos os Santos, ZIP Code no. 20.770-130, enrolled at the Taxpayers General Registry under CNPJ/MF No. 28.595.346/0001-07 [Facilit], for purposes of the provisions of Article 256, paragraphs 1st and 2nd and of Article 8 of Law No. 6,404/76 as amended and in force from time to time [the Corporations Law]
Management
1.B	Approve the aforementioned appraisal reports as prepared by Apsis	Management
2.C
Ratify the acquisition, by the Company, of the entirety of thequotas representing the capital stock of Luper, in accordance withthe Agreement for the Sale and Purchase of Quotas and OtherCovenants executed on 16 APR 2010 and as resolved in theMeeting of the Company's Board of Directors held on 16 APR2010 [Acquisition of Luper]
Management
2.D
Ratify the acquisition, by the Company, of 59.50% [fifty nine point fifty percent] of the shares representing the entirety of the capital stock of Sapeka in accordance with the Agreement for the Sale and Purchase of Shares, Merger of Shares and Other Covenants executed on 04 MAY 2010, as supplemented, according to the resolution passed in the Meeting of the Company's Board of Directors held on APR 2010 [Acquisition of Sapeka]
Management
2.E
Ratify the acquisition, by the Company, of the entirety of the quotas representing the capital stock of Facilit, in accordance with the Agreement for the Sale and Purchase of Quotas and Other Covenants executed on 18 MAY 2010 and as resolved in the Meeting of the Company's Board of Directors held on 18 MAY 2010 [Acquisition of Facilit]
Management
3.F
Approve to examine the merger, by the Company, of the shares issued by its controlled entity Sapeka [Merger of Sapeka's Shares] and approval of the respective Memorandum and Justification of Merger, prepared pursuant to the provisions of Article 252 of the Corporations Law and of CVM Instruction No. 319/99, and of all acts and steps contemplated therein, with Sapeka consequently becoming a subsidiary of the Company
Management
3.F.1
Ratify the appointment of the following appraisal Expert Companies: (i) CCA Continuity Auditores Independentes S/S, a Brazilian company with registered offices in the City of Sao Paulo, State of Sao Paulo, at Avenida Brigadeiro Luis Antonio, 2729, 1st Floor, Jardim Paulista, duly enrolled at the Regional Accounting Council under CRC/SP No 2SP025430/O-2, and at the Taxpayers' General Registry under CNPJ/MF No 10.686.276/0001-29 [CCA], as the company in charge of preparing the net worth appraisal report of the shares of Sapeka and of the Company according to the accounting method as of the base date 30 JUN 2010, for the purposes of Article 264 of Law No. 6.404/76; and (ii) Apsis, as the company in charge of preparing the appraisal report of the shares issued by Sapeka based upon their economic value, as of the base date June 30, 2010 for the purposes of Article 8 of the Corporations Law [the Reports on the Merger of Sapeka's Shares]
Management
3.F.2	Approve the reports on the merger of Sapeka's Shares as prepared by CCA and Apsis	Management
3.F.3
Approve as a result of the Merger of Sapeka's Shares, to increase of the Company's capital stock, in the amount of BRL 153,000,013.65 [one hundred fifty-three million thirteen Brazilian Reais and sixty-five cents], upon the issuance of 6,784,923 [six million, seven hundred eighty-four thousand, nine hundred and twenty-three] common shares, to be subscribed for by the current shareholders of Sapeka, pro rata to their respective equity interests held in Sapeka's capital stock, with the consequent amendment of Article 5 of the Company's Articles of Incorporation, so as to reflect the increase of the capital stock resulting from (i) the Merger of Shares, and (ii) the increase effected in the Company's capital stock, with due regard to the limits of the authorized capital, in the aggregate amount of de BRL 612,642,546.12, of which (a) BRL 606,077,287.20 are within the scope of the primary public distribution of the Company's chares, as approved in the Meetings of the Board of Directors held on March 31, 2010 and April 5, 2010; and (b) BRL 6.565,258,92 as a result of the exercise of the stock options of shares issued by the Company within the scope of the Company's Stock Option Program, as approved in the Meeting of the Board of Directors held on April 16, 2010 and ratified in the Meeting of the Board of Directors held on July 15, 2010, so that the capital stock of the Company is now of BRL 3,321,194,807,34 [three billion, three hundred twenty-one million, one hundred ninety-four thousand, eight hundred and seven Reais and thirty-four cents]
Management
4.G
Approve; (i) the creation of two new positions of Chief ExecutiveControllership Officer and Chief Executive Planning Officer,upgrading the duties currently performed to statutory SeniorManagement level, as well as; (ii) the names of SeniorManagement offices, so that the Company's Senior Managementbe composed by a maximum of seven (7) Members, namely: oneChief Executive Officer [CEO], one Chairman, one Investors'Relations Officer, one Chief Executive Operations Officer, oneChief Executive Financial Officer [CFO], one ExecutiveControllership Officer and one Chief Executive Planning Officer,with the consequent amendment of Article 24 of the Company'sArticles of Incorporation
Management
5.H	Approve to set the aggregate and annual compensation of the Company's Managers	Management
6.I
Approve to cancel the Company's Stock Option Plan by the Special Shareholders' Meeting held on 24 MAR 2008 [Plan I]; already granted options shall remain valid, and such options may be exercised by their respective beneficiaries in accordance with the original terms and conditions of the option grant contemplated by Plan I
Management
6.J
Approve that on account of the aforementioned cancellation and subject to the maximum limit of 3% applying to dilution resulting from the exercise of stock options for the purchase of the Company's shares, to approve the change op the limit to be observed upon the grant of options under the Stock Option Plan [Plan II] approved in the Shareholders' Special Meeting held on December 29, 2008 from 2.55% to 3% of the aggregate number of shares in the Company's capital stock, for this purpose taking into account the 1,802,212 options [already split] granted under Plan I
Management
7.K	Approve the attribution of fancy names 'Farmasa' and 'Neo Quimica' to the Company, with the consequent amendment of Article 1st of the Company's Articles of Incorporation	Management
7.L	Approve the new duties and attributions of the Company's Executive Officers, and the consequent amendment of Articles 30 to 36 of the Company's Articles of Incorporation	Management
7.M	Approve to modify the Company's mode of representation, and the consequent amendment of Article 28 of the Company's Articles of Incorporation	Management
7.N
Amend Article 2nd of the Company's Articles of Incorporation so as to reflect: (a) the closing of the Company's Branch Office 15, and change of the address of Branch Office 21; (b) the closing of the Company's Branch Office 40, all as resolved in the Meetings of the Board of Directors held on 19 Apr 2010 and 01 JUN 2010, respectively; and (c) the inclusion of the CNPJ numbers of Branch Offices 27, 28, 29, 31, 32, 33, 34, 37 and 38
Management
7.O	Approve the restatement of the Company's Articles of Incorporation	Management
8.P
Ratify the execution, by the Company, of the addendum to the Memorandum and Justification of Partial Spin-Off and Merger of the Spun-Off Estate, as approved by the Company's Special Shareholders' Meeting held on 30 JUN 2009 [30 JUN AGE] and of the resolution passed in the 30 JUN AGE regarding the partial spin-off of the Company, so as to cause to appear in the aforementioned memorandum and in the pertinent minutes a reference to the fact that the Company's spun-off estate transferred to Cosmed Industria de Cosmeticos e Medicamentos S.A. is formed by assets pertaining to the manufacture of medicaments, cosmetics and food products [sweeteners and candies]
Management
8.Q	Approve the acknowledgment and ratification of all of the remainder resolutions passed in the 30 JUN AGE	Management
9.R	Authorize the Company's Managers to perform any and all acts necessary to give effect to the resolutions proposed and approved by the Company's shareholders	Management

JSC MMC NORILSK NICKEL
Security	46626D108	Meeting Type	ExtraOrdinary General Meeting
Ticker Symbol	MNOD LI	Meeting Date	21-Oct-2010
ISIN	US46626D1081	Agenda	702627665 - Management
City	MOSCOW	Holding Recon Date	10-Sep-2010
Country	Russian Federation	Vote Deadline Date	12-Oct-2010
SEDOL(s)	2768243 - 7152443 - B114RK6 - B54SPL0	Quick Code

Item	Proposal	Type	Vote	For/Against Management
1.	PLEASE NOTE THAT THIS IS A SHAREHOLDER'S PROPOSAL: to terminate powers of the Board of Director of MMC Norilsk Nickel ahead of schedule	Shareholder

PLEASE NOTE THAT CUMULATIVE VOTING APPLIES TO THIS RESOLUTION REGARDING THE EL-ECTION OF DIRECTORS. STANDING INSTRUCTIONS HAVE BEEN REMOVED FOR THIS MEETING.-PLEASE NOTE THAT ONLY A VOTE "FOR" THE DIRECTOR WILL BE CUMULATED. PLEASE CON-TACT YOUR CLIENT SERVICE REPRESENTATIVE IF YOU HAVE ANY QUESTIONS.
Non-Voting
2.1	Election of Bakal Boris as a Member of the Board of Directors of OJSC Norilsk Nickel	Management
2.2	PLEASE NOTE THAT THIS IS A SHAREHOLDERS' PROPOSAL: election of Bebchuk Lucian as a Member of the Board of Directors of OJSC Norilsk Nickel	Shareholder
2.3	Election of Bougrov Andrey Yevgenyevich as a Member of the Board of Directors of OJSC Norilsk Nickel	Management
2.4	PLEASE NOTE THAT THIS IS A SHAREHOLDERS' PROPOSAL: election of Wilkinson Terence Antony as a Member of the Board of Directors of OJSC Norilsk Nickel	Shareholder
2.5	PLEASE NOTE THAT THIS IS A SHAREHOLDERS' PROPOSAL: election of Voloshin Alexander Stalievich as a Member of the Board of Directors of OJSC Norilsk Nickel	Shareholder
2.6	PLEASE NOTE THAT THIS IS A SHAREHOLDERS' PROPOSAL: election of Goldman Maxim Aleksandrovich as a Member of the Board of Directors of OJSC Norilsk Nickel	Shareholder
2.7	Election of Deripaska Oleg Vladimirovich as a Member of the Board of Directors of OJSC Norilsk Nickel	Management
2.8	Election of Zakharova Marianna Alexandrovna as a Member of the Board of Directors of OJSC Norilsk Nickel	Management
2.9	PLEASE NOTE THAT THIS IS A SHAREHOLDERS' PROPOSAL: election of Kantorovich Vladimir Danilovich as a Member of the Board of Directors of OJSC Norilsk Nickel	Shareholder
2.10	Election of Klishas Andrey Alexandrovich as a Member of the Board of Directors of OJSC Norilsk Nickel	Management
2.11	Election of Kostoev Dmitry Ruslanovich as a Member of the Board of Directors of OJSC Norilsk Nickel	Management
2.12	PLEASE NOTE THAT THIS IS A SHAREHOLDERS' PROPOSAL: election of Matvienko Valery Alexandrovich as a Member of the Board of Directors of OJSC Norilsk Nickel	Shareholder
2.13	Election of Mills Bradford Alan as a Member of the Board of Directors of OJSC Norilsk Nickel	Management
2.14	Election of Pivovarchuk Oleg Modestovich as a Member of the Board of Directors of OJSC Norilsk Nickel	Management
2.15	PLEASE NOTE THAT THIS IS A SHAREHOLDERS' PROPOSAL: election of Razumov Dmitry Valerievich as a Member of the Board of Directors of OJSC Norilsk Nickel	Shareholder
2.16	PLEASE NOTE THAT THIS IS A SHAREHOLDERS' PROPOSAL: election of Rothschild Nathaniel Philip James as a Member of the Board of Directors of OJSC Norilsk Nickel	Shareholder
2.17	Election of Sokov Maxim Mikhailovich as a Member of the Board of Directors of OJSC Norilsk Nickel	Management
2.18	Election of Solovyov Vladislav Alexandrovich as a Member of the Board of Directors of OJSC Norilsk Nickel	Management
2.19	Election of Strzhalkovsky Vladimir Igorevich as a Member of the Board of Directors of OJSC Norilsk Nickel	Management
2.20	Election of Titov Vasily Nikolaevich as a Member of the Board of Directors of OJSC Norilsk Nickel	Management
2.21	Election of Holden John Gerard as a Member of the Board of Directors of OJSC Norilsk Nickel	Management

JSC RUSHYDRO
Security	466294105	Meeting Type	ExtraOrdinary General Meeting
Ticker Symbol	HYDR LI	Meeting Date	22-Oct-2010
ISIN	US4662941057	Agenda	702624669 - Management
City	TBA	Holding Recon Date	14-Sep-2010
Country	Russian Federation	Vote Deadline Date	12-Oct-2010
SEDOL(s)	B3VSVH7 - B450L21 - B450MG2	Quick Code

Item	Proposal	Type	Vote	For/Against Management
1.
To approve concluding of Pledge Agreements between the Company and Vneshekonombank in which Parties are interested, on the following terms: Parties of the Agreements: Pledger - JSC RysHydro; Pledge Holder - Vneshekonombank, subjects of the Agreements: with the purpose of fulfilling debt service obligations of Boguchanskaya HPP [the Borrower] under the loan obtained from Vneshekonombank [including obligations to repay the loan principal, interest and fees], the Pledger shall pledge to the Pledge Holder: Registered ordinary shares of CSC ''Manager of construction of Boguchanskaya HPP'', State Registration Issue Number: 1-01-72017-N, number of shares: 5,100; collateral value determined by the Board of Directors: 3,570 rubles, - Registered ordinary shares of CSC ''Construction Owner of Boguchanskaya HPP'', State Registration Issue Number: 1-01-72016-N, number of shares: 4,900 collateral value determined by the Board of Directors: 3,430 rubles; Non-negotiable non-interest bearing notes of JSC Boguchanskaya HPP, principal amount: up to 21,869,000,000 rubles, payment period: by 31 DEC 2029, collateral value determined by the Board of Directors: up to 21,869,000,000 rubles, With the purpose of fulfilling debt service obligations of CSC ''BoAZ'' [the Borrower] under the loan obtained from Vneshekonombank [including obligations to repay the loan principal, interest and fees], the Pledger shall pledge to the Pledge Holder: - Registered ordinary shares of CSC ''Manager of construction of Boguchanskaya HPP'', State Registration Issue Number: 1-01-72010-N, number of shares: 4,900; collateral value determined by the Board of Directors: 3,430 rubles, Registered ordinary shares of CSC ''Construction Owner of Boguchanski Aluminium Smelter'', State Registration Issue Number: 1-01- 72015-N, number of shares: 5,100; collateral value determined by the Board of Directors: 3,570 rubles, - non-negotiable non-interest bearing notes of CSC ''BoAZ'', principal amount: up to 5,732,000,000 rubles, payment period: by 31 DEC 2024, collateral value determined by the Board of Directors: up to 5,732,000,000 rubles, main parameters of the obligations secured by the pledge: Obligations of Boguchanskaya HPP as specified; Price of the Agreements: value of property being pledged is not more than 27,601,000,000 rubles; Term of the Agreements: the Agreements shall become effective upon the date of signing by both Parties and shall be valid until the obligation secured by the pledge is fulfilled; to approve conclusion of a Guarantee Agreement between the Company and Vneshekonombank in which Parties are interested, on the following essential terms: Parties of the Agreement: Guarantor - JSC RusHydro; Lender - Vneshekonombank, Subject of the Agreement: the Guarantor shall be liable before the Lender to bear full responsibility in
Management

relation to fulfillment of debt service obligation of JSCBoguchanskaya HPP with reference to the loan obtained fromVneshekonombank [including obligations to repay the loanprincipal, interest and fees], Main parameters of the obligationsecured by the guarantee: Price of the Agreement: Value of theobligation secured by the guarantee shall be determined as anaggregate value of the following: loan in the amount of28,100,000,000 [Twenty-Eight Billion One Hundred Million] rubles;interest rates: until 30 JUN 2012 - fixed interest rate equal to therefinancing rate of the Bank of Russia effective on the date ofconcluding the Loan Agreement plus not more than 2% perannum, starting from 30 JUN 2012 - floating interest rate equal tothe refinancing rate of the Bank of Russia plus not more than 2%per annum, the rate is set on 30 JUN 2012 and shall be adjustedautomatically on the dates the refinancing rate of the Bank ofRussia is changed, by the amount of such change; but may not belower than 9,5% per annum, loan granting fee in the amount of notmore than 1% per annum from the loan amount; credit facilityunused balance fee in the amount of not more than 0,5% perannum of the unused balance, Conditions of entry into force: theEquipment Lease Agreements shall not be effective before 30JUN 2012; the Receivables Pledge Agreement for receipt ofproceeds from the Equipment Lease Agreements in order tosecure fulfillment of debt service obligations of JSCBoguchanskaya HPP in relation to the Loan Agreement shall notbe effective before 30 JUN 2012; non-fulfillment by either Party ofits obligations under the Equipment Lease Agreements;termination or suspension of the Equipment Lease Agreements;loss or deterioration [except for natural wear-and-tear] of thesubjects of the Equipment Lease Agreements; unavailability ofinsurance for the subjects of the Equipment Lease Agreements inaccordance with the insurance program recommended by aninsurance broker; delays in performing works according to thetime schedule of the project realization for more than 10 months;exceeding expenses for the project realization compared to theinvestment program, and lack of additional financing in the amountequal to such exceeding on part of JSC RusHydro and/or UCRusal by means of acquiring with money funds promissory notesof JSC Boguchanskaya HPP and pledging them to the Lender inorder to secure debt service obligations under the LoanAgreement within 30 days from the date of disclosure of suchexpense exceeding; implementing external control in relation toJSC Boguchanskaya HPP, passing a resolution at a GeneralMeeting of the Shareholders of JSC Boguchanskaya HPP aboutits liquidation/reorganization

2
To increase registered capital of the Company by placing additional registered ordinary shares in the quantity of 1,860,000,000 pieces par value of 1,00 ruble each for the total par value amount of 1,860,000,000 rubles, type of placement - public offering, Price of placement of additional shares [including for persons included in the list of persons that have a preemption right to acquire additional shares being placed] shall be determined by the Board of Directors in accordance with Articles 36,77 of the Federal Law 'On Joint-Stock Companies', mode of payment for shares - money funds, order of payment for shares - shares shall be paid for in full upon their placement
Management

HYPERMARCAS S A
Security	P5230A101	Meeting Type	ExtraOrdinary General Meeting
Ticker Symbol	HYPE3 BZ	Meeting Date	22-Oct-2010
ISIN	BRHYPEACNOR0	Agenda	702632870 - Management
City	SAO PAULO	Holding Recon Date	20-Oct-2010
Country	Brazil	Vote Deadline Date	15-Oct-2010
SEDOL(s)	B2QY968	Quick Code

Item	Proposal	Type	Vote	For/Against Management
CMMT
IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL OWNER SIGNED POWER OF-ATTORNEY (POA) IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR VOTING-INSTRUCTIONS IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO-BE REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE-REPRESENTATIVE
Non-Voting
CMMT	PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST' INTHE SAME AGENDA ITEM ARE-NOT ALLOWED. ONLY VOTESIN FAVOR AND/OR ABSTAIN OR AGAINST AND/ OR ABSTAIN-ARE ALLOWED. THANK YOU	Non-Voting
1
Approval of the first issuance for private distribution of 1,097,450 simple debentures, with a floating guarantees, in two series, with I) 548,725 debentures in the first series, and II) 548,725 debentures in the second series, together with 548,725 warrants, totaling the amount of BRL 1,099,996,084.00, from here onwards the issuance
Management
2	Establishment of the deadline for the exercise of the preemptive right ensured to the shareholders under the terms of article 171, paragraph 3, of the Brazilian Corporate Law	Management
3	Authorization for the executive committee of the Company to do any and all acts necessary to effectuate the issuance	Management

SHOPRITE HLDGS LTD
Security	S76263102	Meeting Type	Annual General Meeting
Ticker Symbol	SHP SJ	Meeting Date	25-Oct-2010
ISIN	ZAE000012084	Agenda	702628629 - Management
City	BRACKENFELL	Holding Recon Date	22-Oct-2010
Country	South Africa	Vote Deadline Date	19-Oct-2010
SEDOL(s)	6560326 - 6592352 - 6801575 - B06BPR8 - B1HJ5S9	Quick Code

Item	Proposal	Type	Vote	For/Against Management
1
Resolved that the annual financial statements of the Company and the group for the year ended 20100630 circulated with this notice, including the reports of the directors and independent Auditors, be and are hereby approved
Management
2	Resolved that the annual remuneration of the non-executive Directors for the year ended 20100630, be approved	Management
3
Resolved that Pricewaterhousecoopers Inc (pwc) be re-elected as independent registered Auditors of the Company for the period until the next Annual General Meeting of the Company (noting that Mr. H Doman is the individual registered Auditor of pwc who will undertake the audit) as recommended by the Company s Audit and Risk Committee
Management
4	Resolved that the declaration and payment of the ordinary dividend as recommended by the Directors of the Company be and is hereby confirmed	Management
5
Resolved that Mr. EC Kieswetter, who retires by rotation as a Director in terms of Article 13.2 of the Articles of Association of the Company and has offered himself for re-election to the board of the Company, be and is hereby re- elected
Management
6
Resolved that Mr. B Harisunker, who retires by rotation as a Director in terms of Article 14.1of the Articles of Association of the Company and has offered himself for re-election to the board of the Company, be and is hereby re- elected
Management
7
Resolved that Mr. JW Basson who retires by rotation as a Director in terms of Article 14.1 of the Articles of Association of the Company and has offered himself for re-election to the board of the Company, be and is hereby re-elected
Management
8
Resolved that Mr. CG Goosen who retires by rotation as a Director in terms of Article 14.1 of the Articles of Association of the Company and has offered himself for re-election to the board of the Company, be and is hereby re-elected
Management
9
Resolved that 27,2 million (5 percent of the issued share capitalthat includes treasury shares) of the authorized but unissuedshares in the capital of the Company be and are hereby placedunder the control and authority of the Directors of the Companyuntil the next Annual General Meeting and that the Directors of theCompany be and are hereby authorized and empowered to allotand issue such shares to such person or persons on such termsand conditions and at such times as the Directors of the Companymy from time to time and in their discretion deem fit, subject to theprovisions of the Act, the Articles of Association of the Companyand JSE Limited (JSE)Listings Requirements, when applicable,and any other exchange on which the shares of the Company maybe quoted or listed from time to time
Management
10
Resolved that, the Directors of the Company be and are hereby Authorized by way of a general authority, to issue all or any of the authorized but unissued shares in the capital of the Company, for cash, as and when they in their discretion deem fit, subject to the Act, the Articles of Association of the Company, the JSE Listings Requirements and any other exchange on which the shares of the Company may be quoted from time to time, when applicable, subject to the following limitations, namely that the number of shares issued for cash shall not in the aggregate in any 1 (one) financial year, exceed 5 percent (five percent) of the Company s issued share capital of ordinary shares, and that this authority be valid until the Company s next Annual General meeting CONTD
Management
CONT	CONTD provided that it shall not extend beyond 15 (fifteen) months from the-date that this authority is given	Non-Voting
11
Resolved that, the Company and or any subsidiary of the Company be and is hereby authorized by way of a general approval contemplated in sections 85 and 89 of the Act, to acquire the issued ordinary shares of the Company, upon such terms and conditions and in such numbers as the Directors of the Company may from time to time determine, but subject to the Articles of Association of the Company, the provisions of the Act and the JSE Listings Requirements and any other exchange on which the shares of the Company may be quoted or listed from time to time, where applicable, and provided that this general authority shall be valid until the Company s next Annual General Meeting, provided that it, shall not extend beyond 15 (fifteen) months from the date of passing of this special resolution CONTD
Management
CONT
CONTD the acquisitions of ordinary shares in the aggregate in any 1 (one)-financial year do not exceed 5 percent (five percent) of the Company s issued-ordinary share capital from the date of this general authority
Non-Voting

CIA HERING SA, BLUMENAU
Security	P50753105	Meeting Type	ExtraOrdinary General Meeting
Ticker Symbol	HGTX3 BZ	Meeting Date	29-Oct-2010
ISIN	BRHGTXACNOR9	Agenda	702627831 - Management
City	BLUMENAU	Holding Recon Date	27-Oct-2010
Country	Brazil	Vote Deadline Date	25-Oct-2010
SEDOL(s)	2404815 - B010V16	Quick Code

Item	Proposal	Type	Vote	For/Against Management
CMMT
IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL OWNER SIGNED POWER OF-ATTORNEY (POA) IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR VOTING-INSTRUCTIONS IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO-BE REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE-REPRESENTATIVE
Non-Voting
CMMT	PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST' IN THE SAME AGENDA ITEM ARE-NOT ALLOWED. ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/ OR ABSTAIN- ARE ALLOWED. THANK YOU	Non-Voting
I	Proposal to split the shares issued by the Company, in the proportion of two new shares for each existing share	Management
II	Amendment of the main part of Article 5 of the corporate Bylawsof the Company, in such a way as to reflect the new number ofshares into which the share capital will be divided after the sharesplit	Management
III	Change of the newspapers chosen by the Company for the publications required by law 64040.76	Management

PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE IN MEETING DATE FROM 18 OCT-TO 29 OCT. IF YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS P-ROXY FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK YOU
Non-Voting

CHINA MOLYBDENUM CO LTD
Security	Y1503Z105	Meeting Type	ExtraOrdinary General Meeting
Ticker Symbol	3993 HK	Meeting Date	31-Oct-2010
ISIN	CNE100000114	Agenda	702604275 - Management
City	HENAN PROVINCE	Holding Recon Date	30-Sep-2010
Country	China	Vote Deadline Date	21-Oct-2010
SEDOL(s)	B1VRCG6 - B1WKSM2 - B1XDBG5	Quick Code

Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST'-ONLY FOR RESOLUTION "1". THANK YOU.	Non-Voting
CMMT	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/20100913/LTN2 0100913301.pdf	Non-Voting
S.1	Approve the issue of Debt Financing Instruments	Management

CHINA MOLYBDENUM CO LTD
Security	Y1503Z105	Meeting Type	ExtraOrdinary General Meeting
Ticker Symbol	3993 HK	Meeting Date	31-Oct-2010
ISIN	CNE100000114	Agenda	702606267 - Management
City	HENAN PROVINCE	Holding Recon Date	30-Sep-2010
Country	China	Vote Deadline Date	21-Oct-2010
SEDOL(s)	B1VRCG6 - B1WKSM2 - B1XDBG5	Quick Code

Item	Proposal	Type	Vote	For/Against Management
	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' FOR-ALL RESOLUTIONS. THANK YOU.	Non-Voting
	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/20100913/LTN2 0100913301.pdf	Non-Voting
1.A
Approve and ratify the acquisition of 100% equity interest of [Luoyang Construction Investment and Mining Co., Ltd.] and [Luanchuan Huqi Mining Company Limited] by the Company on 22 APR 2010 and 05 MAY 2010, respectively, pursuant to an arbitration award granted by the Luoyang Arbitration Commission dated 19 APR 2010
Management
1.B
Authorize any 1 Director of the Company to do all such acts and things, to sign and execute all such further documents for and on behalf of the Company by hand, or in case of execution of documents under seal, to do so jointly with any of a second Director or a duly authorized representative of the Directors of the Company and to take such steps as he may in his absolute discretion consider necessary, appropriate, desirable or expedient to give effect to or in connection with the acquisition under (A) above
Management

GREAT WALL MOTOR CO LTD
Security	Y2882P106	Meeting Type	ExtraOrdinary General Meeting
Ticker Symbol	2333 HK	Meeting Date	26-Nov-2010
ISIN	CNE100000338	Agenda	702639672 - Management
City	HEBEI PROVINCE	Holding Recon Date	27-Oct-2010
Country	China	Vote Deadline Date	18-Nov-2010
SEDOL(s)	6718255 - B01XL04 - B1BJQS2	Quick Code

Item	Proposal	Type	Vote	For/Against Management
1
That subject to the passing of special resolution numbered 1 below, the Company's proposed plan in relation to the use of proceeds from the proposed A Share issue as specified in special resolution numbered 1 below ("Proposed A Share Issue") be and is hereby considered and approved as follows: The proceeds from the Proposed A Share Issue, after deducting offering expenses, be used on the following projects of the Group with a total estimated investment amount of approximately RMB 3,170,000,000: (a) annual production of 100,000 sets of diesel engines of model number GW4D20, with an estimated investment amount of approximately RMB410 million (b) annual production of 300,000 sets of EG engines, with an estimated investment amount of approximately RMB 570 million; (c) annual production of 200,000 sets of six-speed manual transmissions, with an estimated investment amount of approximately RMB 520 million; (d) annual production of 400,000 sets of aluminum alloy casting, with an estimated investment amount of approximately RMB 420 million; (e) annual production of 400,000 sets of axles and brakes, with an estimated investment amount of approximately RMB570 million CONTD
		Management	For	For
contd
CONTD (f) annual production of 400,000 sets of interior and exterior decoratio-ns, with an estimated investment amount of approximately RMB490 million; and (-g) annual production of 400,000 sets of automotive lightings, with an estimate-d investment amount of approximately RMB190 million In the event that the proc-eeds from the Proposed A Share Issue are not sufficient to finance the above p-rojects, the shortfall, after deducting offering expenses, in the proposed cap-ital injection into the above projects will be covered by the Group's internal- resources or bank loans. If there is any surplus, after deducting offering ex-penses, it will be applied to supplement the working capital of the Company. T-he Board be and is hereby authorised to determine the final plan of the use of-proceeds from the Proposed A Share Issue
Non-Voting
2
That subject to the passing of special resolution numbered 1 below, (i) the Board be and is hereby authorised to implement and deal with the relevant matters in relation to the Proposed A Share Issue, including but not limited to the following: (a) formulating and implementing a specifi c plan for the issue based on actual circumstances, including the timing, size, target subscribers and method of issue, pricing mechanism, issue price, proportion between online and offline applications and detailed method for application and subscription, etc (b) processing formalities such as application for examination and approval, registration, filing, ratification, consent and so on with relevant government authorities, regulatory authorities, the Shanghai Stock Exchange
		Management	For	For

and the Shanghai branch of China Securities Registration andClearing Corporation Limited in connection with the issue; drafting,executing, amending and implementing agreements, contracts orrequisite documents in connection with the Proposed A ShareIssue; (c) amending pertinent clauses of the articles of associationand processing change in the business registration to reflect theactual status subsequent to the A Share issue (d) makingnecessary adjustments to the plan based on the actual status ofits implementation, market conditions, policy adjustments andopinion of competent authorities; (e) modifying and adjustingdetails of the Proposed A Share Issue and the use of proceeds inaccordance with the opinion of the regulatory authorities after theirreview of the issue and the investment projects utilising theproceeds from the Proposed A Share Issue; adjustingarrangements for investment projects utilising the proceeds fromthe Proposed A Share Issue based on the actual amount of theproceeds received from the A Share Issue and the progress ofsuch investment projects contd
CONTD (f) engaging and appointing intermediaries in connection with the issue,-fixing the fees payable to such intermediaries and executing engagement or ap-pointment agreements; and (g) dealing with other matters which are deemed rele-vant by the Board in relation to the Proposed A Share Issue and the listing of- such A Shares on the Shanghai Stock Exchange (ii) the chairman of the Company-be and is hereby authorised to execute all legal documents in relation to the-Proposed A Share Issue. Such authorisations shall be valid for a period of 12-months from the date of their adoption
Non-Voting
3	That the proposal in relation to the sharing of undistributed retained profits among the Shareholders (after the completion of the Proposed A Share Issue) be and is hereby approved	Management	For	For
4	That the amendments to the rules and procedures of Meetings of the Board of the Company be and is hereby approved	Management	For	For
5	That the adoption of the Administrative Rules for use of Proceeds from Fund Raisings be and is hereby approved	Management	For	For
6	That the adoption of the system for the administration of external guarantees of the Company be and is hereby approved	Management	For	For
7	That the adoption of the external investment management system of the Company be and is hereby approved	Management	For	For
8
That the engagement of Deloitte Touche Tohmatsu Certified Public Accountants Ltd. as the Company's domestic auditors for the year ending 31 December 2010, be and is hereby approved and the term of its engagement shall commence from the date on which this resolution is passed until the date of the next annual general meeting, the engagement of Deloitte Touche Tohmatsu as the Company's overseas auditors for the year ending 31 December 2010 for a term commencing on the date of this resolution and ending on the date of the next annual general meeting and the Board of Directors be and is hereby authorized to fix the respective remuneration of the above auditors
		Management	For	For
9	That the resignation of Mr. Chan Yuk Tong as the Company's independent non-executive Director be and is hereby approved	Management	For	For
10
That the appointment of Mr. Wong Chi Hung, Stanley as the Company's independent non executive Director for a term commencing from the date of being elected and ending on the expiry of the third session of the Board be and is hereby approved, and the Board of Directors be and is hereby authorized to fix his remuneration
		Management	For	For
S.1
That, subject to the approval of the China Securities RegulatoryCommission (the "CSRC"), the public offering of A Shares in thePRC and the listing of the same on the Shanghai Stock Exchangeaccording to the following terms and conditions be and is herebyapproved: The A Shares proposed to be issued shall be of parvalue RMB1.00 and the A Shares proposed to be issued to thepublic shall be listed. Details are as follows: (A) Class of Shares: AShares; (B) Nominal value of Shares: RMB1.00 each; (C)Maximum number of Shares to be issued: not more than121,697,000 Shares (not exceeding approximately 11.12% of theexisting total issued share capital and not exceedingapproximately 10.01% of the total issued share capital of theCompany upon the issue of the A Shares), the final number of AShares to be issued is subject to the approval by CSRC; (D)Listing venue: Shanghai Stock Exchange; (E) Determination ofissue price: The issue price of A Shares will be determined on thebasis of market conditions and the price of the H Shares of theCompany, and in accordance with the relevant requirementsunder the "Administrative Measures on the Offering andUnderwriting of Securities" issued by the CSRC and other relevantPRC regulations. Upon publication of the A Share prospectus forinitial public offering of A Shares and the relevant announcement,the issue price range will be determined by making preliminaryprice consultations with qualified price consultation participants,and the issue price will be determined within the issue price rangebased on the cumulative bidding price consultations (or by othermeans of determining the issue price recognized by the CSRC.)Price consultation participants refer to investment fundmanagement companies, securities companies, trust investmentcompanies, deposit-taking companies, investors from insurancecompanies and qualified overseas institutional investors and otherinstitutional investors recognised by the CSRC The marketconditions which the Company will make reference to shall includebut not limited to the following: (1) the overall capital marketconditions such as total market capitalization; (2) the marketcapitalization of the A-Share listed companies within theautomobile manufacturing industry; (3) the investors’structure in the A Share market; (4) judgment on the future trendsof the A Share market; and 5) the issue price and marketcapitalization of similar enterprises before the Company’sproposed A Share Issue. (F) Targets of issue: Qualified priceconsultation participants, and natural persons, legal persons andother investors which have maintained A share accounts with theShanghai branch of China Securities Depository and ClearingCorporation Limited (except those who are prohibited by PRClaws and regulations and other regulatory requirements fromparticipating in the proposed A Share issue); (G) Method of issue:The issue will be conducted by a combination of placement ofshares to participants through offline price consultation and apublic offering of shares through online subscriptions (or suchother way(s) as shall be approved by the CSRC); (H) Use ofproceeds: The proceeds from the Proposed A Share Issue, afterdeducting offering expenses, be used on the following projects ofthe Group with a total estimated investment amount ofapproximately RMB 3,170,000,000 CONTD
		Management	For	For
contd
CONTD (a) annual production of 100,000 sets of diesel engines of model number-GW4D20, with an estimated investment amount of approximately RMB410 million; (-b) annual production of 300,000 sets of EG engines, with an estimated investme-nt amount of approximately RMB570 million; (c) annual production of 200,000 se-ts of six-speed manual transmissions, with an estimated investment amount of a-pproximately RMB520 million; (d) annual
Non-Voting

production of 400,000 sets of aluminum-alloy casting, with an estimated investment amount of approximately RMB420 mi-llion; (e) annual production of 400,000 sets of axles and brakes, with an esti-mated investment amount of approximately RMB570 million; (f) annual production-of 400,000 sets of interior and exterior decorations, with an estimated inves-tment amount of approximately RMB490 million; and (g) annual production of 400- ,000 sets of automotive lightings, with an estimated investment amount of appr-oximately RMB190 million In the event that the proceeds from the Proposed A Sh-are Issue are not sufficient to finance the above projects, the shortfall, aft-er deducting offering expenses, in the proposed capital injection into the abo-ve projects will be covered by the Groups internal resources or bank loans. If-there is any surplus, after deducting offering expenses, it will be applied t-o supplement the working capital of the Company. The implementation of the Pro-posed A Share Issue is subject to approval at the EGM and the Class Meetings,-approval of the CSRC, and other regulatory authorities, respectively The above- resolutions shall be valid for a period of 12 months from the date of approva-l

s.2
That pursuant to the requirements of the(Guidelines on Articles ofAssociation for Listed Companies) and other PRC rules andregulations, based on the current articles of association of theCompany (the "Articles") and dual listing regulatory requirements:(a) the Board be and is hereby approved to make amendments tothe Articles pursuant to any requirements of any PRC governmentauthorities and the relevant stock exchange(s) on which theCompany is listed, and (b) the any one executive director of theCompany be and is hereby authorised to act on behalf of theCompany for the amendment, application for approval,registration, filing and other related matters in respect of theamendments and alteration of the Articles with the relevantauthorities
		Management	For	For

PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT OF CONSERVATIVE RECORD DATE-. IF YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY FORM-UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK YOU.
Non-Voting

GREAT WALL MOTOR CO LTD
Security	Y2882P106	Meeting Type	Class Meeting
Ticker Symbol	2333 HK	Meeting Date	26-Nov-2010
ISIN	CNE100000338	Agenda	702697422 - Management
City	HEBEI PROVINCE	Holding Recon Date	27-Oct-2010
Country	China	Vote Deadline Date	19-Nov-2010
SEDOL(s)	6718255 - B01XL04 - B1BJQS2	Quick Code

Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' ONLY-FOR ALL RESOLUTIONS. THANK YOU.	Non-Voting
CMMT	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/20101012/LTN2 0101012017.pdf	Non-Voting
O.1
That subject to the passing of special resolution numbered 1 below, (i) the Board be authorised to implement and deal with the relevant matters in relation to the Proposed A Share Issue as set out in the circular dated 29 October 2010 of the Company; and (ii) the Chairman of the Company be authorised to execute all legal documents in relation to the Proposed A Share Issue; and that such authorisations shall be valid for a period of 12 months from the date of their adoption
		Management	For	For
O.2	That the proposal in relation to the sharing of undistributed retained profits among the Shareholders (after the completion of the Proposed A Share Issue) be approved	Management	For	For
S.1
That, subject to the approval of the China Securities Regulatory Commission (the "CSRC"), the public offering of A Shares in the PRC and the listing of the same on the Shanghai Stock Exchange according to the terms and conditions set out in the Notice of H Shares Class Meeting be approved, and the resolution shall be valid for a period of 12 months from the date of approval
		Management	For	For

WINTEK CORP
Security	Y9664Q103	Meeting Type	Special General Meeting
Ticker Symbol	2384 TT	Meeting Date	01-Dec-2010
ISIN	TW0002384005	Agenda	702655486 - Management
City	TAICHUNG	Holding Recon Date	29-Oct-2010
Country	Taiwan, Province of China	Vote Deadline Date	25-Nov-2010
SEDOL(s)	6139607 - B39QQG7	Quick Code

Item	Proposal	Type	Vote	For/Against Management
CMMT
PLEASE NOTE THAT IN CASES WHERE THE CLIENTINSTRUCTS US TO VOTE AGAINST ANY-PROPOSAL TO BEDISCUSSED AT A SHAREHOLDERS MEETING AND THEVOTING WITH-RESPECT TO SUCH PROPOSAL IS DONE BYBALLOT, WE OR OUR DESIGNEE WILL FILL OUT-THEBALLOT IN RESPECT OF SUCH PROPOSAL IN ACCORDANCEWITH THE CLIENTS-INSTRUCTIONS. HOWEVER, IF THEVOTING AT THE SHAREHOLDERS MEETING IS DONE BY-ACCLAMATION, WE/OUR DESIGNEE WILL NOT TAKE ANYACTION IN RESPECT OF THE-RELEVANT PROPOSAL. THANKYOU.
Non-Voting
1	The proposal of issuing new shares to participate the Global Depositary Receipt (GDR) issuance	Management	For	For
2	The revision to the procedures of asset acquisition or disposal	Management	For	For
3	The proposal to release the prohibition on Directors from participation in competitive business	Management	For	For
4	Extraordinary motions	Management	For	Against

PLEASE NOTE THAT THIS IS A REVISION DUE TO CONSERVATIVE RECORD DATE AND CHANGE-IN MEETING TYPE FROM EGM TO SGM. IF YOU HAVE ALREADY SENT IN YOUR VOTES, PLEA-SE DO NOT RETURN THIS PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL INST-RUCTIONS. THANK YOU.
Non-Voting

COSAN SA INDUSTRIA E COMERCIO, PIRACICABA, SP
Security	P31573101	Meeting Type	ExtraOrdinary General Meeting
Ticker Symbol	CSAN3 BZ	Meeting Date	14-Dec-2010
ISIN	BRCSANACNOR6	Agenda	702721223 - Management
City	BARRA BONITA	Holding Recon Date	10-Dec-2010
Country	Brazil	Vote Deadline Date	07-Dec-2010
SEDOL(s)	B0P72G5 - B23ZH37	Quick Code

Item	Proposal	Type	Vote	For/Against Management
CMMT
IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL OWNER SIGNED POWER OF-ATTORNEY (POA) IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR VOTING-INSTRUCTIONS IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO-BE REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE-REPRESENTATIVE
Non-Voting
CMMT	PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST' IN THE SAME AGENDA ITEM ARE-NOT ALLOWED. ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/ OR ABSTAIN- ARE ALLOWED. THANK YOU	Non-Voting
1	To transfer the head office of the Company to the municipality of Sao Paulo, State of Sao Paulo	Management

BANCO BRADESCO SA, OSASCO
Security	P1808G117	Meeting Type	Ordinary General Meeting
Ticker Symbol	BBDC2 BZ	Meeting Date	17-Dec-2010
ISIN	BRBBDCACNPR8	Agenda	702717779 - Management
City	TBD	Holding Recon Date	15-Dec-2010
Country	Brazil	Vote Deadline Date	10-Dec-2010
SEDOL(s)	2074520 - 7074280 - B00FM53 - B00GJ22 - B04D3P0 - B04S850	Quick Code

Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT THESE SHARES HAVE NO VOTING RIGHTS, SHOULD YOU WISH TO-ATTEND THE MEETING PERSONALLY, YOU MAY APPLY FOR AN ENTRANCE CARD BY-CONTACTING YOUR CLIENT REPRESENTATIVE. THANK YOU	Non-Voting
1	To discuss an increase of Capital through an issuance of31,172,068 new-Preferred Shares at a price of BRL 24.06 pershare. If approved, new shares-will be offered subscription for a30 day period	Non-Voting

PERUSAHAAN PERSEROAN PERSERO P T TELEKOMUNIKIASI I
Security	Y71474137	Meeting Type	ExtraOrdinary General Meeting
Ticker Symbol	LSIP IJ	Meeting Date	17-Dec-2010
ISIN	ID1000099104	Agenda	702724267 - Management
City	JAKARTA	Holding Recon Date	01-Dec-2010
Country	Indonesia	Vote Deadline Date	15-Dec-2010
SEDOL(s)	B02ZK79 - B0316D4 - B031J46	Quick Code

Item	Proposal	Type	Vote	For/Against Management
1	Changing in the composition of Company's Board	Management	For	For
2	Adjustment to service period of Company's Board who is still in duty	Management	For	For

MAGNIT OJSC
Security	55953Q202	Meeting Type	ExtraOrdinary General Meeting
Ticker Symbol	MGNT LI	Meeting Date	20-Jan-2011
ISIN	US55953Q2021	Agenda	702739496 - Management
City	MOSCOW	Holding Recon Date	10-Dec-2010
Country	Russian Federation	Vote Deadline Date	11-Jan-2011
SEDOL(s)	B2QKYZ0 - B2R68G6	Quick Code

Item	Proposal	Type	Vote	For/Against Management
1.1	Approval of the International financial reporting standards auditor of OJSC "Magnit" : Ernt&Young Limited Liability Company	Management	For	For
1.2	Approval of the International financial reporting standards auditor of OJSC "Magnit" : ZAO "Deloitte & Touche CIS"	Management	For	For
2	Approval of the related party transaction	Management	For	For

PETROLEO BRASILEIRO SA, RIO DE JANEIRO
Security	P78331140	Meeting Type	Ordinary General Meeting
Ticker Symbol	PETR3 BZ	Meeting Date	25-Jan-2011
ISIN	BRPETRACNPR6	Agenda	702747710 - Management
City	TBD	Holding Recon Date	21-Jan-2011
Country	Brazil	Vote Deadline Date	18-Jan-2011
SEDOL(s)	2684532 - 7394621 - B04S8J4 - B13YV91 - B1KZT37	Quick Code

Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT THESE SHARES HAVE NO VOTING RIGHTS, SHOULD YOU WISH TO-ATTEND THE MEETING PERSONALLY, YOU MAY APPLY FOR AN ENTRANCE CARD BY-CONTACTING YOUR CLIENT REPRESENTATIVE. THANK YOU	Non-Voting
1	Appointment of the director to replace the resigning	Non-Voting
2	Designation of two shareholders to approve and sign the meeting	Non-Voting

PT PP LONDON SUMATRA INDONESIA TBK
Security	Y7134L134	Meeting Type	ExtraOrdinary General Meeting
Ticker Symbol	LSIP IJ	Meeting Date	28-Jan-2011
ISIN	ID1000082407	Agenda	702751391 - Management
City	JAKARTA	Holding Recon Date	12-Jan-2011
Country	Indonesia	Vote Deadline Date	21-Jan-2011
SEDOL(s)	6535670 - B01B023 - B06MRK8	Quick Code

Item	Proposal	Type	Vote	For/Against Management
1	Amendment to article no.4 of article of association of the company related to stock split plan	Management	For	For

COMPANHIA SIDERURGICA NACIONAL
Security	P8661X103	Meeting Type	ExtraOrdinary General Meeting
Ticker Symbol	CSNA3 BZ	Meeting Date	28-Jan-2011
ISIN	BRCSNAACNOR6	Agenda	702754311 - Management
City	RIO DE JANEIRO	Holding Recon Date	26-Jan-2011
Country	Brazil	Vote Deadline Date	19-Jan-2011
SEDOL(s)	2210261 - B019KX8 - B1437Z5	Quick Code

Item	Proposal	Type	Vote	For/Against Management
CMMT
IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL OWNER SIGNED POWER OF-ATTORNEY (POA) IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR VOTING-INSTRUCTIONS IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO-BE REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE-REPRESENTATIVE
Non-Voting
CMMT	PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST' IN THE SAME AGENDA ITEM ARE-NOT ALLOWED. ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/ OR ABSTAIN- ARE ALLOWED. THANK YOU	Non-Voting
I
To examine, discuss and approve the protocol and justification of merger into companhia siderurgica nacional, from here onwards csn, of its subsidiary csn acos longos s.a., a company with corporate taxpayer id number 05.023.529.0001.44, from here onwards csn acos longos
		Management	For	For
II
To approve and ratify the hiring of KPMG auditors independentes, the specialized company responsible for the preparation of the book valuation report on the equity of csn acos longos that is to be transferred to csn
		Management	For	For
III	To examine and approve the mentioned book valuation report on the equity of csn acos longos, with a basis date of December 31, 2010	Management	For	For
IV	To discuss and approve the merger of csn acos longos into csn, in accordance with the terms and conditions established in the protocol and justification of merger mentioned above	Management	For	For
V	To grant authority to the management of csn to do the acts necessary to implement the merger transaction to be resolved on at the general meeting to which this call noticed refers	Management	For	For

GREAT WALL MOTOR CO LTD
Security	Y2882P106	Meeting Type	ExtraOrdinary General Meeting
Ticker Symbol	2333 HK	Meeting Date	26-Feb-2011
ISIN	CNE100000338	Agenda	702759981 - Management
City	HEBEI PROVINCE	Holding Recon Date	27-Jan-2011
Country	China	Vote Deadline Date	17-Feb-2011
SEDOL(s)	6718255 - B01XL04 - B1BJQS2	Quick Code

Item	Proposal	Type	Vote	For/Against Management
CMMT
PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING ID 778232 DUE TO ADDITION OF-RESOLUTIONS. ALL VOTES RECEIVED ON THE PREVIOUS MEETING WILL BE DISREGARDED AN-D YOU WILL NEED TO REINSTRUCT ON THIS MEETING NOTICE. THANK YOU.
Non-Voting
CMMT	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLEBY CLICKING ON THE URL LINK:-http://www.hkexnews.hk/listedco/listconews/sehk/20110111/LTN20110111009.pdf	Non-Voting
CMMT	PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE OF "ABSTAIN" WILL BE TREATED T-HE SAME AS A "TAKE NO ACTION" VOTE.	Non-Voting
1.a
That, subject to (i) the listing committee of The Stock Exchange of Hong Kong Limited (the "Stock Exchange") granting the listing of, and permission to deal in, the H shares of RMB1.00 each in the capital of the Company to be issued pursuant to this resolution; (ii) the approval by Hebei Provincial Department of Commerce; and (iii) approval of the capitalisation issue at the domestic shareholders class meeting and the H shareholders class meeting: (a) the sum of RMB1,642,908,000 standing to the credit of the capital reserve account of the Company be and is hereby capitalised and accordingly the directors of the Company be and are hereby authorised to pay up in full up to 619,908,000 new H shares (the "Capitalisation H Shares") and 1,023,000,000 new domestic shares of the Company (the "Capitalisation Domestic Shares") to the respective holders of H shares and domestic shares of the Company standing in the register of members of the Company on Saturday, 26 February 2011 (the "Record Date") in the proportion of fifteen (15) Capitalisation H Shares for every ten (10) H Shares of the Company and fifteen (15) Capitalisation Domestic Shares for every ten (10) domestic shares of the Company held on the Record Date (the "Capitalisation Issue") and that such Capitalisation H Shares and Capitalisation Domestic Shares shall rank pari passu with the existing H shares and domestic shares of the Company, respectively, provided that the Company will not issue any fraction of the capitalization shares under the Capitalisation Issue and the directors be authorised to deal with such fractional entitlements in such manner as they think fit
		Management	For	For
1.b
That, subject to (i) the listing committee of The Stock Exchange of Hong Kong Limited (the "Stock Exchange") granting the listing of, and permission to deal in, the H shares of RMB1.00 each in the capital of the Company to be issued pursuant to this resolution; (ii) the approval by Hebei Provincial Department of Commerce; and (iii) approval of the capitalisation issue at the domestic shareholders class meeting and the H shareholders class meeting: the amendments to the articles of association of the Company (as described in Appendix I to the circular of the Company dated 10 January 2011) as a result of the Capitalisation Issue be and are hereby approved
		Management	For	For
1.c
That, subject to (i) the listing committee of The Stock Exchange of Hong Kong Limited (the "Stock Exchange") granting the listing of, and permission to deal in, the H shares of RMB1.00 each in the capital of the Company to be issued pursuant to this resolution; (ii) the approval by Hebei Provincial Department of Commerce; and (iii) approval of the capitalisation issue at the domestic shareholders class meeting and the H shareholders class meeting: any one executive director of the Company be and is hereby authorized to do all acts and things and execute all documents and make such arrangement as he may determine to be appropriate, necessary or desirable to give effect to or to implement the foregoing, including but not limited to, determining the exact amount to be capitalised out of the capital reserve account of the Company and the exact number of Capitalisation H Shares and Capitalisation Domestic Shares to be issued, allotted and distributed in the manner referred to in paragraph (a) of this resolution
		Management	For	For
2
That, subject to the approval of special resolution numbered oneabove by shareholders at the extraordinary general meeting, the Hshareholders class meeting and domestic shareholders classmeeting, the maximum number of the Shares to be issued asstated in Special Resolution numbered one passed byshareholders at the extraordinary general meeting on 26November 2010 shall be amended from "not more than121,697,000 A Shares (not exceeding approximately 11.12% ofthe existing total issued share capital and not exceedingapproximately 10.01% of the total issued share capital of theCompany upon the issue of the A Shares)" to "not more than304,243,000 A Shares (not exceeding approximately 11.12% ofthe total issued share capital (taking into account the Shares to beissued pursuant to the Capitalisation Issue) but not the issue of AShares and not exceeding approximately 10.01% of the totalissued share capital of the Company (taking into account theShares to be issued pursuant to the Capitalisation Issue) upon theissue of the A Shares)". The final number of A Shares to beissued is subject to the approval by China Securities RegulatoryCommission
		Management	For	For
CMMT
PLEASE NOTE THAT THIS IS A REVISION DUE TO MODIFICATION OF TEXT IN RESOLUTION-1.a. IF YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY F-ORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK YOU.
Non-Voting

GREAT WALL MOTOR CO LTD
Security	Y2882P106	Meeting Type	Class Meeting
Ticker Symbol	2333 HK	Meeting Date	26-Feb-2011
ISIN	CNE100000338	Agenda	702787067 - Management
City	HEBEI PROVINCE	Holding Recon Date	27-Jan-2011
Country	China	Vote Deadline Date	17-Feb-2011
SEDOL(s)	6718255 - B01XL04 - B1BJQS2	Quick Code

Item	Proposal	Type	Vote	For/Against Management
CMMT
PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING ID 778231 DUE TO ADDITION OF-RESOLUTION. ALL VOTES RECEIVED ON THE PREVIOUS MEETING WILL BE DISREGARDED AND-YOU WILL NEED TO REINSTRUCT ON THIS MEETING NOTICE. THANK YOU.
Non-Voting
CMMT	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/20110111/LTN2 0110111011.pdf	Non-Voting
CMMT	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' ONLY-FOR RESOLUTIONS "1.a, 1.b AND 2". THANK YOU.	Non-Voting
1.a
That, subject to (i) the Listing Committee of The Stock Exchangeof Hong Kong Limited ("Stock Exchange") granting the listing ofand permission to deal in the H Shares of RMB1.00 each in thecapital of the Company to be issued pursuant to the CapitalisationIssue; (ii) the approval by Hebei Provincial Department ofCommerce; and (iii) approval of the Capitalisation Issue at theEGM and the domestic shareholders class meeting: (a) the sum ofRMB1,642,908,000 standing to the credit of the capital reserveaccount of the Company be and is hereby capitalised andaccordingly the directors of the Company be and are herebyauthorised to pay up in full up to 619,908,000 new H shares (the"Capitalisation H Shares") and 1,023,000,000 new domesticshares of the Company (the "Capitalisation Domestic Shares") tothe respective holders of H shares and domestic shares of theCompany standing in the register of members of the Company onSaturday, 26 February 2011 (the "Record Date") in the proportionof fifteen (15) Capitalisation H Shares for every ten (10) H Sharesof the Company and fifteen (15) Capitalisation Domestic Sharesfor every ten (10) domestic shares of the Company held on theRecord Date (the "Capitalisation Issue") and that suchCapitalisation H Shares and Capitalisation Domestic Shares shallrank pari passu with the existing H shares and domestic shares ofthe Company, respectively, provided that the Company will notissue any fraction of the capitalization shares under theCapitalisation Issue and the directors be authorised to deal withsuch fractional entitlements in such manner as they think fit
		Management	For	For
1.b
That, subject to (i) the Listing Committee of The Stock Exchange of Hong Kong Limited ("Stock Exchange") granting the listing of and permission to deal in the H Shares of RMB1.00 each in the capital of the Company to be issued pursuant to the Capitalisation Issue; (ii) the approval by Hebei Provincial Department of Commerce; and (iii) approval of the Capitalisation Issue at the EGM and the domestic shareholders class meeting: any one executive director of the Company be and is hereby authorized to
		Management	For	For

do all acts and things and execute all documents and make such arrangement as he may determine to be appropriate, necessary or desirable to give effect to or to implement the foregoing, including but not limited to, determining the exact amount to be capitalised out of the capital reserve account of the Company and the exact number of Capitalisation H Shares and Capitalisation Domestic Shares to be issued, allotted and distributed in the manner referred to in paragraph (a) of this resolution

2
That, subject to the approval of special resolution numbered one above by shareholders at the extraordinary general meeting, the H shareholders class meeting and domestic shareholders class meeting, the maximum number of the Shares to be issued as stated in Special Resolution numbered one passed by shareholders at the H shareholders class meeting on 26 November 2010 shall be amended from "not more than 121,697,000 A Shares (not exceeding approximately 11.12% of the existing total issued share capital and not exceeding approximately 10.01% of the total issued share capital of the Company upon the issue of the A Shares)" to "not more than 304,243,000 A Shares (not exceeding approximately 11.12% of the total issued share capital (taking into account the Shares to be issued pursuant to the Capitalisation Issue) but not the issue of A Shares and not exceeding approximately 10.01% of the total issued share capital of the Company (taking into account the Shares to be issued pursuant to the Capitalisation Issue) upon the issue of the A Shares)". The final number of A Shares to be issued is subject to the approval by China Securities Regulatory Commission
		Management	For	For

QINGLING MOTORS CO LTD
Security	Y71713104	Meeting Type	ExtraOrdinary General Meeting
Ticker Symbol	1122 HK	Meeting Date	02-Mar-2011
ISIN	CNE1000003Y4	Agenda	702753597 - Management
City	CHONGQING	Holding Recon Date	28-Jan-2011
Country	China	Vote Deadline Date	22-Feb-2011
SEDOL(s)	5545034 - 6718158 - B01XLT3	Quick Code

Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/20110112/LTN2 0110112546.pdf	Non-Voting
CMMT	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' FOR-ALL RESOLUTIONS. THANK YOU.	Non-Voting
O.1	Ordinary Resolution No. 1 (to approve the New Supply Agreement and the relevant annual caps)	Management	For	For
O.2	Ordinary Resolution No. 2 (to approve the Sales JV Supply Agreement and the relevant annual caps)	Management	For	For
O.3
Ordinary Resolution No. 3 (to approve the New CQACL Agreement, New Qingling Group Agreement, New CQCC Agreement, New CQFC Agreement, New CQAC Agreement, New CQNHK Agreement and New CQPC Agreement and the relevant annual caps)
		Management	For	For
O.4	Ordinary Resolution No. 4 (to approve the transactions contemplated under the Chassis Supply Agreement and the relevant annual cap)	Management	For	For
O.5	Ordinary Resolution No. 5 (to approve the New Chassis Supply Agreement and the relevant annual caps)	Management	For	For
O.6	Ordinary Resolution No. 6 (to approve the New Isuzu Supply Agreement and the relevant annual caps)	Management	For	For
O.7	Ordinary Resolution No. 7 (to approve the New Isuzu Moulds Supply Agreement and New Company Supply Agreement and the relevant annual caps)	Management	For	For
8.a
To consider and approve the resignation of Mr. Masanori Katayama as an executive director of the Company with effect from the date of the Extraordinary General Meeting of the Company by way of ordinary resolution
		Management	For	For
8.b
To consider and approve the nomination and appointment of Mr. Ryozo Tsukioka as an executive director of the Company, with effect from the date of the Extraordinary General Meeting of the Company until the date of Company's annual general meeting in 2012 by way of ordinary resolution
		Management	For	For
9	To consider and approve the proposed amendment to articles of association of the Company as set out in the notice of the Extraordinary General Meeting of the Company by way of special resolution	Management	For	For

AGRICULTURAL BANK OF CHINA LIMITED
Security	Y00289119	Meeting Type	ExtraOrdinary General Meeting
Ticker Symbol	1288 HK	Meeting Date	02-Mar-2011
ISIN	CNE100000Q43	Agenda	702754525 - Management
City	BEIJING	Holding Recon Date	28-Jan-2011
Country	China	Vote Deadline Date	22-Feb-2011
SEDOL(s)	B3ZWR55 - B40LSC8 - B60LZR6	Quick Code

Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/20110114/LTN2 0110114214.pdf	Non-Voting
CMMT	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST'-ONLY FOR RESOLUTIONS "1 to 6". THANK YOU.	Non-Voting
1	To consider and approve the amended rules of procedures of shareholders' general meeting as set out in Appendix I of the circular of the Bank dated 14 January 2011	Management	For	For
2	To consider and approve the amended rules of procedures of the board of directors as set out in Appendix II of the circular of the Bank dated 14 January 2011	Management	For	For
3	To consider and approve the amended rules of procedures of theboard of supervisors as set out in Appendix III of the circular of theBank dated 14 January 2011	Management	For	For
4(i)	To consider and approve the appointment of Mr. Frederick Ma Si- Hang as an independent non-executive director of the Bank	Management	For	For
4(ii)	To consider and approve the appointment of Mr. Wen Tiejun as an independent non-executive director of the Bank	Management	For	For
5
To consider and approve the proposed purchase of liability insurance for directors, supervisors and senior management, and to authorize the board of directors of the Bank to deal with matters in connection with the purchase and renewal of such liability insurance as set out in the circular of the Bank dated 14 January 2011
		Management	For	For
6
To consider and approve the issue of subordinated bonds of not exceeding RMB50 billion. The subordinated bonds shall be issued to institutional investors in the national inter-bank bond market with a term of no less than 5 years and by reference to market interest rate. The board of directors of the Bank shall be authorized to delegate the senior management to handle matters and to execute all necessary legal documents in relation to the issue of subordinated bonds, including without limitation obtaining approvals from relevant government authorities, and determining the aggregate principal amounts, time, tranches, terms of issuance, maturity, interest rates and listing of bonds, which shall remain valid for 24 months from the date of the passing of this resolution
		Management	For	For
CMMT
PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE IN SPLIT VOTING CONDITIONS F-ROM "N" TO "Y" AND CHANGE IN RECORD DATE. IF YOU HAVE ALREADY SENT IN YOUR VOT-ES, PLEASE DO NOT RETURN THIS PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGI-NAL INSTRUCTIONS. THANK YOU.
Non-Voting

JSC MMC NORILSK NICKEL
Security	46626D108	Meeting Type	ExtraOrdinary General Meeting
Ticker Symbol	MNOD LI	Meeting Date	11-Mar-2011
ISIN	US46626D1081	Agenda	702790951 - Management
City	MOSCOW	Holding Recon Date	04-Feb-2011
Country	Russian Federation	Vote Deadline Date	02-Mar-2011
SEDOL(s)	2768243 - 7152443 - B114RK6 - B54SPL0	Quick Code

Item	Proposal	Type	Vote	For/Against Management
CMMT
PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING ID 788018 DUE TO RECEIPT OF D-IRECTORS' NAMES. ALL VOTES RECEIVED ON THE PREVIOUS MEETING WILL BE DISREGARDE-D AND YOU WILL NEED TO REINSTRUCT ON THIS MEETING NOTICE. THANK YOU.
Non-Voting
1	Pre-term termination of powers of the Board of Directors of MMC Norilsk Nickel	Management	For	For
CMMT
PLEASE NOTE THAT CUMULATIVE VOTING APPLIES TO THIS RESOLUTION REGARDING THE EL-ECTION OF DIRECTORS. STANDING INSTRUCTIONS HAVE BEEN REMOVED FOR THIS MEETING.-PLEASE NOTE THAT ONLY A VOTE "FOR" THE DIRECTOR WILL BE CUMULATED. PLEASE CON-TACT YOUR CLIENT SERVICE REPRESENTATIVE IF YOU HAVE ANY QUESTIONS.
Non-Voting
2.1	Election of Director: Boris Bakal	Management	For	For
2.2	Election of Director: Sergey V. Barbashev	Management	For	For
2.3	Election of Director: Alexey V. Bashkirov	Management	For	For
2.4	Election of Director: Banda Enos Ned	Management	For	For
2.5	Election of Director: Lucian Bebchuk	Management	For	For
2.6	Election of Director: Andrey Bougrov	Management	For	For
2.7	Election of Director: Terence Antony Wilkinson	Management	For	For
2.8	Election of Director: Alexander Voloshin	Management	For	For
2.9	Election of Director: Artem Volynets	Management	For	For
2.10	Election of Director: Oleg Deripaska	Management	For	For
2.11	Election of Director: Claude Dauphin	Management	For	For
2.12	Election of Director: Marianna Zakharova	Management	For	For
2.13	Election of Director: Larisa Zelkova	Management	For	For
2.14	Election of Director: Olga Zinovieva	Management	For	For
2.15	Election of Director: Vladimir Kantorovich	Management	For	For
2.16	Election of Director: Andrey Klishas	Management	For	For
2.17	Election of Director: Simon Matthew Collins	Management	For	For
2.18	Election of Director: John Theodore Lindquist	Management	For	For
2.19	Election of Director: Bradford Alan Mills	Management	For	For
2.20	Election of Director: Ardavan Moshiri	Management	For	For
2.21	Election of Director: Oscar Ratsin	Management	For	For
2.22	Election of Director: Nathaniel Philip James Rothschild	Management	For	For
2.23	Election of Director: Maxim Sokov	Management	For	For
2.24	Election of Director: Vladimir Strzhalkovsky	Management	For	For
2.25	Election of Director: Vasily Titov	Management	For	For
2.26	Election of Director: John Claude Fast	Management	For	For
2.27	Election of Director: John Gerard Holden	Management	For	For

HYUNDAI MTR CO
Security	Y38472109	Meeting Type	Annual General Meeting
Ticker Symbol	005380 KS	Meeting Date	11-Mar-2011
ISIN	KR7005380001	Agenda	702797210 - Management
City	SEOUL	Holding Recon Date	31-Dec-2010
Country	Korea, Republic Of	Vote Deadline Date	01-Mar-2011
SEDOL(s)	6451055 - B068386	Quick Code

Item	Proposal	Type	Vote	For/Against Management
1	Approval of financial statements for the 43rd business year (2010.1.1 - 2010.12.31)	Management	For	For
2	Appointment of director(s): Internal: Chung, Mong-Koo and Kim, Eok-Jo. External: Oh, Se-Bin and Yi, You-Jae	Management	For	For
3	Appointment of member of Audit Committee: External: Oh, Se-Bin	Management	For	For
4	Amendment to the Article of Incorporation: Article 2: addition of business purpose and deletion of business purpose	Management	For	For
5	Approval of compensation cap for directors	Management	For	For

SAMSUNG ELECTRS LTD
Security	Y74718100	Meeting Type	Annual General Meeting
Ticker Symbol	005930 KS	Meeting Date	18-Mar-2011
ISIN	KR7005930003	Agenda	702799377 - Management
City	TBD	Holding Recon Date	31-Dec-2010
Country	Korea, Republic Of	Vote Deadline Date	08-Mar-2011
SEDOL(s)	6771720 - B19VC15	Quick Code

Item	Proposal	Type	Vote	For/Against Management
1	Approval of financial statements	Management	For	For
2	Approval of remuneration for director	Management	For	For

MARCOPOLO SA
Security	P64331112	Meeting Type	Annual General Meeting
Ticker Symbol	POMO4 BZ	Meeting Date	29-Mar-2011
ISIN	BRPOMOACNPR7	Agenda	702843308 - Management
City	CAXIAS DO SUL	Holding Recon Date	25-Mar-2011
Country	Brazil	Vote Deadline Date	23-Mar-2011
SEDOL(s)	2599131	Quick Code

Item	Proposal	Type	Vote	For/Against Management
CMMT
IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL OWNER SIGNED POWER OF-ATTORNEY (POA) IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR VOTING-INSTRUCTIONS IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO-BE REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE-REPRESENTATIVE
Non-Voting
CMMT	PLEASE NOTE THAT THE PREFERRED SHAREHOLDERS CAN VOTE ON ITEM C ONLY. THANK-YOU.	Non-Voting
CMMT
PLEASE NOTE THAT SHAREHOLDERS SUBMITTING A VOTE TO ELECT A MEMBER MUST-INCLUDE THE NAME OF THE CANDIDATE TO BE ELECTED. IF INSTRUCTIONS TO VOTE ON-THIS ITEM IS RECEIVED WITHOUT A CANDIDATE'S NAME, YOUR VOTE WILL BE PROCESSED-IN FAVOR OR AGAINST OF THE DEFAULT COMPANY'S CANDIDATE. THANK YOU.
Non-Voting
CMMT	PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST' IN THE SAME AGENDA ITEM ARE-NOT ALLOWED. ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/ OR ABSTAIN- ARE ALLOWED. THANK YOU	Non-Voting
A	To consider and vote the board of directors annual report and the financial-statements relating to fiscal year ending december 31, 2010	Non-Voting
B	To consider and vote the proposal the allocation of the net profit from the-fiscal year, and to ratify the interest on shareholder equity and dividends-already distributed	Non-Voting
C	To elect the members of the finance committee and set their remuneration	Management

MARCOPOLO SA
Security	P64331112	Meeting Type	ExtraOrdinary General Meeting
Ticker Symbol	POMO4 BZ	Meeting Date	29-Mar-2011
ISIN	BRPOMOACNPR7	Agenda	702860429 - Management
City	TBA	Holding Recon Date	25-Mar-2011
Country	Brazil	Vote Deadline Date	22-Mar-2011
SEDOL(s)	2599131	Quick Code

Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT THESE SHARES HAVE NO VOTING RIGHTS, SHOULD YOU WISH TO ATTEND-THE MEETING PERSONALLY, YOU MAY APPLY FOR AN ENTRANCE CARD BY CONTACTING YOUR-CLIENT REPRESENTATIVE. THANK YOU	Non-Voting
A
To amend article 5 of the corporate bylaws, as set forth below, to contemplate-the increase in the share capital of the company approved at the meeting of t-he board of directors on September 10, 2010, article 5, the share capital, com-pletely subscribed for and paid in, is BRL 700,000,000.00, divided into 448,45-0,042 shares, of which 170,812,872 are common, book entry shares, and 277,637,-170 are preferred, book entry shares, all of which have no par value
Non-Voting
B	To set the global remuneration for the members of the board of directors	Non-Voting

TURKIYE IS BANKASI AS
Security	M8933F115	Meeting Type	Ordinary General Meeting
Ticker Symbol	ISCTR TI	Meeting Date	31-Mar-2011
ISIN	TRAISCTR91N2	Agenda	702821439 - Management
City	ISTANBUL	Holding Recon Date	29-Mar-2011
Country	Turkey Blocking	Vote Deadline Date	21-Mar-2011
SEDOL(s)	4311667 - 4869939 - B02S517 - B03MYS8 - B03N425 - B03N436	Quick Code

Item	Proposal	Type	Vote	For/Against Management
CMMT
IMPORTANT MARKET PROCESSING REQUIREMENT: POWER OF ATTORNEY (POA) REQUIRMENTS-VARY BY CUSTODIAN. GLOBAL CUSTODIANS MAY HAVE A POA IN PLACE WHICH WOULD-ELIMINATE THE NEED FOR THE INDIVIDUAL BENEFICIAL OWNER POA. IN THE ABSENCE OF-THIS ARRANGEMENT, AN INDIVIDUAL BENEFICIAL OWNER POA MAY BE REQUIRED. IF YOU-HAVE ANY QUESTIONS PLEASE CONTACT YOUR CLIENT SERVICE REPRESENTATIVE. THANK-YOU.
Non-Voting
1	Opening and election of the presidential board,delegating authority to chairmanship to sign the minutes of the meeting	Management	For	For
2	Reading and deliberation of the board of directors and auditor's reports, brief independent auditing report	Management	For	For
3	Analyse and approval of balance sheet and income statements of 2010	Management	For	For
4	Absolving the members of the board of directors for the company's activities accounts in 2010	Management	For	For
5	Absolving the auditors for the companys activities and accounts in 2010	Management	For	For
6	Decision on profit distribution, its method and date	Management	For	For
7	Election of the board of directors members	Management	For	For
8	Election of auditors	Management	For	For
9	Determining the salaries of members of board of directors	Management	For	For
10	Determining the salaries of auditors	Management	For	For
11	Authorizing board of directors according to the 334th and 335th articles of Turkish commercial code	Management	For	For
12	Presenting of information to the shareholders about the donations made during year 2010	Management	For	For

TURKIYE PETROL RAFINERILERI A S
Security	M8966X108	Meeting Type	Ordinary General Meeting
Ticker Symbol	TUPRS TI	Meeting Date	01-Apr-2011
ISIN	TRATUPRS91E8	Agenda	702809825 - Management
City	KOCAELI	Holding Recon Date	30-Mar-2011
Country	Turkey Blocking	Vote Deadline Date	22-Mar-2011
SEDOL(s)	4311485 - 4907572 - B03MYT9 - B03N1K2 - B3BK377	Quick Code

Item	Proposal	Type	Vote	For/Against Management
CMMT
IMPORTANT MARKET PROCESSING REQUIREMENT: POWER OF ATTORNEY (POA) REQUIRMENTS-VARY BY CUSTODIAN. GLOBAL CUSTODIANS MAY HAVE A POA IN PLACE WHICH WOULD-ELIMINATE THE NEED FOR THE INDIVIDUAL BENEFICIAL OWNER POA. IN THE ABSENCE OF-THIS ARRANGEMENT, AN INDIVIDUAL BENEFICIAL OWNER POA MAY BE REQUIRED. IF YOU-HAVE ANY QUESTIONS PLEASE CONTACT YOUR CLIENT SERVICE REPRESENTATIVE. THANK-YOU.
Non-Voting
1	Opening and election of the presiding board of the general assembly meeting	Management	For	For
2
Concerning the activities and accounts of 2010, the reading anddeliberation of the board of directors and auditor's reports, thebrief independent auditing report by the independent auditingcompany, namely Guney Bagimsiz Denetim Ve SerbestMuhasebeci Mali Musavirlik A.S. a member of Ernst Young globallimited, the acceptance, acceptance through modification orrejection of the recommendation by the board of directorsconcerning the balance sheet and income table for 2010
		Management	For	For
3	Absolve of the board members and board auditors for the company's accounts and activities of the year 2010	Management	For	For
4	Decision on board of directors number and election of board of directors according to the number	Management	For	For
5	Decision on auditors number and election of auditors according to the number	Management	For	For
6	Determining the salaries of the board of directors and auditors	Management	For	For
7	The acceptance, acceptance through modification or rejection of the recommendation by the board of directors concerning the distribution of the income of 2010	Management	For	For
8	Presentation of information to the shareholders about the profit distribution policy for the year 2011 and following years	Management	For	For
9	Presentation of information to the shareholders about the ethical policy of the company	Management	For	For
10	Presentation of information to the shareholders about the donations for the year 2010	Management	For	For
11	Presentation of information to the shareholders about the concerned parties	Management	For	For
12	Decision on the election of the independent auditing firm elected by the board of directors according to the rules of capital markets board	Management	For	For
13
In accordance with the commercial law article 334 and 335, give permission to the board members to perform business activities within the fields of activity of the company by himself or on the behalf of others and to be a partner in any company performing similar activities and to make other transactions
		Management	For	For
14	Signing the minute book by the presiding board and authorising the presiding board to sign in the name and behalf of the attendants	Management	For	For
15	Wishes and comments of our shareholders	Management	For	For

VALE S A
Security	P9661Q148	Meeting Type	Annual General Meeting
Ticker Symbol	VALE3 BZ	Meeting Date	19-Apr-2011
ISIN	BRVALEACNPA3	Agenda	702860924 - Management
City	RIO DE JANEIRO	Holding Recon Date	15-Apr-2011
Country	Brazil	Vote Deadline Date	11-Apr-2011
SEDOL(s)	2256630 - 2257127 - 5896851 - B04S872 - B142LF0	Quick Code

Item	Proposal	Type	Vote	For/Against Management
CMMT
IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL OWNER SIGNED POWER OF-ATTORNEY (POA) IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR VOTING-INSTRUCTIONS IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO-BE REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE-REPRESENTATIVE
Non-Voting
CMMT	PLEASE NOTE THAT THE PREFERRED SHAREHOLDERS CAN VOTE ON ALL RESOLUTIONS.-THANK YOU.	Non-Voting
CMMT
PLEASE NOTE THAT SHAREHOLDERS SUBMITTING A VOTE TO ELECT A MEMBER MUST-INCLUDE THE NAME OF THE CANDIDATE TO BE ELECTED. IF INSTRUCTIONS TO VOTE ON-THIS ITEM IS RECEIVED WITHOUT A CANDIDATE'S NAME, YOUR VOTE WILL BE PROCESSED-IN FAVOR OR AGAINST OF THE DEFAULT COMPANY'S CANDIDATE. THANK YOU.
Non-Voting
CMMT	PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST' INTHE SAME AGENDA ITEM ARE-NOT ALLOWED. ONLY VOTESIN FAVOR AND/OR ABSTAIN OR AGAINST AND/ OR ABSTAIN-ARE ALLOWED. THANK YOU	Non-Voting
1	To examine, discuss and vote upon the board of directors annual report, the financial statements, relating to fiscal year ended December 31, 2010	Management	For	For
2	Distribution of the fiscal years net profits and to approval of the budget of capital of the company	Management	For	For
3	To elect the members of the board of directors	Management	For	For
4	To elect the members of the finance committee	Management	For	For
5	To set the directors and finance committees remuneration	Management	For	For

GCL-POLY ENERGY HOLDINGS LTD
Security	G3774X108	Meeting Type	ExtraOrdinary General Meeting
Ticker Symbol	3800 HK	Meeting Date	21-Apr-2011
ISIN	KYG3774X1088	Agenda	702881853 - Management
City	HONG KONG	Holding Recon Date	20-Apr-2011
Country	Cayman Islands	Vote Deadline Date	18-Apr-2011
SEDOL(s)	B28XTR4 - B2971P7	Quick Code

Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST'-ONLY FOR RESOLUTION 1. THANK YOU.	Non-Voting
CMMT	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/20110329/LTN2 0110329452.pdf	Non-Voting
1	To refresh the existing share option scheme limit	Management	For	For

BIM BIRLESIK MAGAZALAR AS
Security	M2014F102	Meeting Type	Annual General Meeting
Ticker Symbol	BIMAS TI	Meeting Date	27-Apr-2011
ISIN	TREBIMM00018	Agenda	702933385 - Management
City	ISTANBUL	Holding Recon Date	25-Apr-2011
Country	Turkey Blocking	Vote Deadline Date	15-Apr-2011
SEDOL(s)	B0D0006 - B1276S5	Quick Code

Item	Proposal	Type	Vote	For/Against Management
CMMT
IMPORTANT MARKET PROCESSING REQUIREMENT: POWER OF ATTORNEY (POA) REQUIRMENTS-VARY BY CUSTODIAN. GLOBAL CUSTODIANS MAY HAVE A POA IN PLACE WHICH WOULD-ELIMINATE THE NEED FOR THE INDIVIDUAL BENEFICIAL OWNER POA. IN THE ABSENCE OF-THIS ARRANGEMENT, AN INDIVIDUAL BENEFICIAL OWNER POA MAY BE REQUIRED. IF YOU-HAVE ANY QUESTIONS PLEASE CONTACT YOUR CLIENT SERVICE REPRESENTATIVE. THANK-YOU.
Non-Voting
1	Opening, election of the presidency of board and authorizing them to sign the minutes of meeting	Management	For	For
2	Reading and discussion of the reports of board members, auditors and the independent audit firm	Management	For	For
3	Discussion and approval of balance sheet and income statements	Management	For	For
4	Take a decision for dividend distribution	Management	For	For
5	Release of board members and auditors	Management	For	For
6	Election of board members and determination on their attendance fees	Management	For	For
7	Election of two auditors and determination on their wages	Management	For	For
8	Permitting the board members as per items 334 and 335 of TCC	Management	For	For
9	Informing shareholders about donations	Management	For	For
10	Informing shareholders about given collaterals, mortgages, pawns and pledges to the third parties	Management	For	For
11	Approval of the independent audit firm	Management	For	For
12	Wishes	Management	For	For

PETROLEO BRASILEIRO SA, RIO DE JANEIRO
Security	P78331140	Meeting Type	Annual General Meeting
Ticker Symbol	PETR3 BZ	Meeting Date	28-Apr-2011
ISIN	BRPETRACNPR6	Agenda	702889188 - Management
City	RIO DE JANEIRO	Holding Recon Date	26-Apr-2011
Country	Brazil	Vote Deadline Date	19-Apr-2011
SEDOL(s)	2684532 - 7394621 - B04S8J4 - B13YV91 - B1KZT37	Quick Code

Item	Proposal	Type	Vote	For/Against Management
CMMT
IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL OWNER SIGNED POWER OF-ATTORNEY (POA) IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR VOTING-INSTRUCTIONS IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO-BE REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE-REPRESENTATIVE
Non-Voting
CMMT
PLEASE NOTE THAT SHAREHOLDERS SUBMITTING A VOTE TO ELECT A MEMBER MUST-INCLUDE THE NAME OF THE CANDIDATE TO BE ELECTED. IF INSTRUCTIONS TO VOTE ON-THIS ITEM IS RECEIVED WITHOUT A CANDIDATE'S NAME, YOUR VOTE WILL BE PROCESSED-IN FAVOR OR AGAINST OF THE DEFAULT COMPANY'S CANDIDATE. THANK YOU
Non-Voting
CMMT	PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST' IN THE SAME AGENDA ITEM ARE-NOT ALLOWED. ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/ OR ABSTAIN- ARE ALLOWED. THANK YOU	Non-Voting
CMMT	PLEASE NOTE THAT THE PREFERRED SHAREHOLDERS CAN VOTE ON ITEM IV AND VI ONLY.-THANK YOU	Non-Voting
I	To examine, discuss and vote upon the board of directors annual report, the-financial statements and independent auditors report relating to fiscal year-ending December 31, 2010	Non-Voting
II	Approval of the capital budget relating to the fiscal year 2011	Non-Voting
III	Destination of the year end results of 2010	Non-Voting
IV	To elect the members of the board of directors	Management	For	For
V	To elect the chairman of the board of directors	Non-Voting
VI	Election of the members of the finance committee, and their respective substitutes	Management	For	For
VII	To set the total annual payment for the members of the board of directors and-the payment for the members of the finance committee	Non-Voting

GREAT WALL MOTOR CO LTD
Security	Y2882P106	Meeting Type	Annual General Meeting
Ticker Symbol	2333 HK	Meeting Date	29-Apr-2011
ISIN	CNE100000338	Agenda	702845631 - Management
City	HEBEI PROVINCE	Holding Recon Date	29-Mar-2011
Country	China	Vote Deadline Date	20-Apr-2011
SEDOL(s)	6718255 - B01XL04 - B1BJQS2	Quick Code

Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLEBY CLICKING ON THE URL LINK:-http://www.hkexnews.hk/listedco/listconews/sehk/20110316/LTN20110316003.pdf	Non-Voting
CMMT	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' FOR-ALL RESOLUTIONS. THANK YOU.	Non-Voting
1	That the audited financial statements of the Company for the year ended 31 December 2010 be approved	Management	For	For
2
That a final dividend of RMB0.2 per share (H shares and domestic shares of the Company) for the year ended 31 December 2010 to those shareholders of the Company who are registered on the register of members of the Company as at the close of business on Tuesday, 29 March 2011 be approved
		Management	For	For
3	That the Board of Directors 2010 Report be adopted	Management	For	For
4	That the Board of Supervisory Committee 2010 Report be adopted	Management	For	For
5
That the reappointment of Deloitte Touche Tohmatsu Certified Public Accountants Ltd. as the Company's PRC auditors and Deloitte Touche Tohmatsu as the Company international auditors for the year ending 31 December 2011 be and is hereby approved, that the term of their respective engagement shall commence from the date on which this resolution is passed until the date of the next annual general meeting and the Board of Directors be and is authorised to fix the respective remunerations of the above auditors
		Management	For	For
6
That the appointment of Mr. Wei Jian Jun as the Company's executive director for a term of office commencing from 10 May 2011 and ending on the expiry of the fourth session of the Board be and is hereby approved, and the Board of Directors be and is authorised to fix his remuneration, and to enter into a service agreement on behalf of the Company with him
		Management	For	For
7
That the appointment of Mr. Liu Ping Fu as the Company's executive director for a term of office commencing from 10 May 2011 and ending on the expiry of the fourth session of the Board be and is hereby approved, and the Board of Directors be and is authorised to fix his remuneration, and to enter into a service agreement on behalf of the Company with him
		Management	For	For
8
That the appointment of Ms. Wang Feng Ying as the Company's executive director for a term of office commencing from 10 May 2011 and ending on the expiry of the fourth session of the Board be and is hereby approved, and the Board of Directors be and is authorised to fix her remuneration, and to enter into a service agreement on behalf of the Company with her
		Management	For	For
9
That the appointment of Mr. Hu Ke Gang as the Company's executive director for a term of office commencing from 10 May 2011 and ending on the expiry of the fourth session of the Board be and is hereby approved, and the Board of Directors be and is authorised to fix his remuneration, and to enter into a service agreement on behalf of the Company with him
		Management	For	For
10
That the appointment of Ms. Yang Zhi Juan as the Company's executive director for a term of office commencing from 10 May 2011 and ending on the expiry of the fourth session of the Board be and is hereby approved, and the Board of Directors be and is authorised to fix her remuneration, and to enter into a service agreement on behalf of the Company with her
		Management	For	For
11
That the appointment of Mr. He Ping as the Company's non- executive director for a term of office commencing from 10 May 2011 and ending on the expiry of the fourth session of the Board be and is hereby approved, and the Board of Directors be and is authorised to fix his remuneration, and to enter into an appointment letter on behalf of the Company with him
		Management	For	For
12
That the appointment of Mr. Niu Jun as the Company's non- executive director for a term of office commencing from 10 May 2011 and ending on the expiry of the fourth session of the Board be and is hereby approved, and the Board of Directors be and is authorised to fix his remuneration (if any), and to enter into an appointment letter on behalf of the Company with him
		Management	For	For
13
That the appointment of Ms. Wei Lin as the Company'sindependent non-executive director for a term of officecommencing from 10 May 2011 and ending on the expiry of thefourth session of the Board be and is hereby approved, and theBoard of Directors be and is authorised to fix her remuneration,and to enter into an appointment letter on behalf of the Companywith her
		Management	For	For
14
That the appointment of Mr. He Bao Yin as the Company's independent non-executive director for a term of office commencing from 10 May 2011 and ending on the expiry of the fourth session of the Board be and is hereby approved, and the Board of Directors be and is authorised to fix his remuneration, and to enter into an appointment letter on behalf of the Company with him
		Management	For	For
15
That the appointment of Mr. Li Ke Qiang as the Company's independent non-executive director for a term of office commencing from 10 May 2011 and ending on the expiry of the fourth session of the Board be and is hereby approved, and the Board of Directors be and is authorised to fix his remuneration, and to enter into an appointment letter on behalf of the Company with him
		Management	For	For
16
That the appointment of Mr. Wong Chi Hung, Stanley as the Company's independent non-executive director for a term of office commencing from 10 May 2011 and ending on the expiry of the fourth session of the Board be and is hereby approved, and the Board of Directors be and is authorised to fix his remuneration, and to enter into an appointment letter on behalf of the Company with him
		Management	For	For
17
That the appointment of Ms. Yuan Hong Li as the Company's independent supervisor for a term of office commencing from 10 May 2011 and ending on the expiry of the fourth session of the Board be and is hereby approved, and the Board of Directors be and is authorised to fix her remuneration, and to enter into a service agreement on behalf of the Company with her
		Management	For	For
18
That the appointment of Ms. Luo Jin Li as the Company's independent supervisor for a term of office commencing from 10 May 2011 and ending on the expiry of the fourth session of the Board be and is hereby approved, and the Board of Directors be and is authorised to fix her remuneration, and to enter into a service agreement on behalf of the Company with her
		Management	For	For
19	That the proposed grant of a general mandate to the Board to allot, issue and deal with additional shares in the capital be approved	Management	For	For

COMPANHIA SIDERURGICA NACIONAL
Security	P8661X103	Meeting Type	ExtraOrdinary General Meeting
Ticker Symbol	CSNA3 BZ	Meeting Date	29-Apr-2011
ISIN	BRCSNAACNOR6	Agenda	702918092 - Management
City	RIO DE JANEIRO	Holding Recon Date	27-Apr-2011
Country	Brazil	Vote Deadline Date	25-Apr-2011
SEDOL(s)	2210261 - B019KX8 - B1437Z5	Quick Code

Item	Proposal	Type	Vote	For/Against Management
CMMT
IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL OWNER SIGNED POWER OF-ATTORNEY (POA) IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR VOTING-INSTRUCTIONS IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO-BE REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE-REPRESENTATIVE
Non-Voting
1
To examine and decide regarding the amendment of the corporate bylaws, with the purpose, in summary, of i. adjusting the authority of the board of directors, reflected in article 19 of the proposal, with the consequent exclusion of lines v, vi, ix, x, xii, xviii, xxiii, xxiv and xxxiii from the current article 17
		Management	For	For
2	Amending the wording of article 21 to transfer authority from the Board Of Directors to the executive committee	Management	For	For
3	Changing the head office of the Company from the city of Rio De Janeiro to the city of Sao Paulo	Management	For	For
4	Creating a bylaws reserve for investments and working capital	Management	For	For
5	Modifying the bylaws provision regarding the criteria for the determination of the reimbursement amount	Management	For	For
6
Adapting, improving and simplifying the wording of various articles to make them clearer and more objective, in accordance with a proposal from the management placed at the disposal of the shareholders
		Management	For	For
7	Renumbering the articles of the corporate bylaws in light of the amendments made	Management	For	For
8	Consolidating the corporate bylaws	Management	For	For
CMMT	PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST' IN THE SAME AGENDA ITEM ARE NO-T ALLOWED. ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/ OR ABSTAIN ARE A-LLOWED. THANK YOU	Non-Voting
CMMT
PLEASE NOTE THAT THIS IS A REVISION DUE TO POSTPONEMENT OF MEETING FROM 19 APR-TO 29 APR 2011. IF YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETURN-THIS PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK Y-OU.
Non-Voting

COMPANHIA SIDERURGICA NACIONAL
Security	P8661X103	Meeting Type	Annual General Meeting
Ticker Symbol	CSNA3 BZ	Meeting Date	29-Apr-2011
ISIN	BRCSNAACNOR6	Agenda	702954531 - Management
City	RIO DE JANEIRO	Holding Recon Date	27-Apr-2011
Country	Brazil	Vote Deadline Date	25-Apr-2011
SEDOL(s)	2210261 - B019KX8 - B1437Z5	Quick Code

Item	Proposal	Type	Vote	For/Against Management
CMMT
IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL OWNER SIGNED POWER OF-ATTORNEY (POA) IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR VOTING-INSTRUCTIONS IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO-BE REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE-REPRESENTATIVE
Non-Voting
CMMT
PLEASE NOTE THAT SHAREHOLDERS SUBMITTING A VOTE TO ELECT A MEMBER MUST-INCLUDE THE NAME OF THE CANDIDATE TO BE ELECTED. IF INSTRUCTIONS TO VOTE ON-THIS ITEM IS RECEIVED WITHOUT A CANDIDATE'S NAME, YOUR VOTE WILL BE PROCESSED-IN FAVOR OR AGAINST OF THE DEFAULT COMPANY'S CANDIDATE. THANK YOU.
Non-Voting
CMMT	PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST' IN THE SAME AGENDA ITEM ARE-NOT ALLOWED. ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/ OR ABSTAIN- ARE ALLOWED. THANK YOU	Non-Voting
1	To examine, discuss and approve the financial statements relating to the fiscal year that ended on December 31, 2010	Management	For	For
2
To decide regarding the allocation of the net profit from the fiscal year that ended on December 31, 2010, distribution of dividends and including approval of the capital budget for the current fiscal year, in compliance with article 196 of law number 6404 76
		Management	For	For
3	To elect the members of the board of directors	Management	For	For
4	To set the annual global remuneration of the administrators	Management	For	For

KINGBOARD CHEMICAL HOLDINGS LTD
Security	G52562140	Meeting Type	Annual General Meeting
Ticker Symbol	148 HK	Meeting Date	03-May-2011
ISIN	KYG525621408	Agenda	702876131 - Management
City	HONG KONG	Holding Recon Date	27-Apr-2011
Country	Cayman Islands	Vote Deadline Date	27-Apr-2011
SEDOL(s)	6491318 - B03BR75 - B1HJ222 - B1J0V48	Quick Code

Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' FOR-ALL RESOLUTIONS. THANK YOU.	Non-Voting
1	To receive and consider the audited financial statements and the directors' report and the independent auditor's report thereon for the year ended 31 December 2010	Management	For	For
2	To declare a final dividend	Management	For	For
3.A	To re-elect Mr. Cheung Kwok Wing as executive director of the Company	Management	For	For
3.B	To re-elect Mr. Chen Maosheng as executive director of the Company	Management	For	For
3.C	To re-elect Dr. Cheng Wai Chee, Christopher as independent non- executive director of the Company	Management	For	For
3.D	To re-elect Mr. Tse Kam Hung as independent non-executive director of the Company	Management	For	For
3.E	To authorise the board of directors of the Company to fix the directors' Remuneration	Management	For	For
4	To re-appoint auditors and to authorise the board of directors to fix their remuneration	Management	For	For
5.A
That: (a) subject to paragraph (c) of this Resolution, the exercise by the directors of the Company ("Directors") during the Relevant Period (as hereinafter defined) of all the powers of the Company to allot, issue and deal with additional shares of the Company ("Shares") or securities convertible into Shares, or options, warrants or similar rights to subscribe for any Shares, and to make or grant offers, agreements and options which might require the exercise of such power be and is hereby generally and unconditionally approved; (b) the approval in paragraph (a) of this Resolution shall be in addition to any other authorisations given to the Directors and shall authorise the Directors during the Relevant Period to make or grant offers, agreements and options which might require the exercise of such power after the end of CONTD
		Management	For	For
CONT
CONTD the Relevant Period; (c) the aggregate nominal amount of share capital-allotted or agreed conditionally or unconditionally to be allotted (whether-pursuant to an option or otherwise) by the Directors pursuant to the approval-given in paragraph (a) of this Resolution, otherwise than pursuant to: (i) a-Rights Issue (as hereinafter defined); (ii) the exercise of rights of-subscription or conversion under the terms of any warrants issued by the-Company or any securities which are convertible into Shares; (iii) the-exercise of any option scheme or similar arrangement for the time being-adopted for the grant or issue to the officers and/or employees of the-Company and/or any of its subsidiaries of Shares or rights to acquire Shares;-or (iv) any scrip dividend or similar arrangement providing for the allotment-of Shares in CONTD
Non-Voting
CONT
CONTD lieu of the whole or part of a dividend on Shares in accordance with-the articles of association of the Company; shall not exceed 20 per cent of-the aggregate nominal amount of the share capital of the Company in issue at-the date of passing this Resolution and the said approval shall be limited-accordingly; (d) subject to the passing of each of the paragraphs (a), (b)-and (c) of this Resolution, any prior approvals of the kind referred to in- paragraphs (a), (b) and (c) of this Resolution which had been granted to the-Directors and which are still in effect be and are hereby revoked; and (e)-for the purpose of this Resolution: 'Relevant Period' means the period from-the passing of this Resolution until whichever is the earlier of: (i) the-conclusion of the next annual general meeting of the Company; (ii) the-expiration CONTD
Non-Voting
CONT
CONTD of the period within which the next annual generalmeeting of the-Company is required by any applicable laws or thearticles of association of-the Company to be held; and (iii) therevocation or variation of the-authority given under this Resolutionby an ordinary resolution of the-shareholders of the Company ingeneral meeting; and 'Rights Issue' means the-allotment, issue orgrant of Shares pursuant to an offer of Shares open for a-periodfixed by the Directors to holders of Shares or any class thereof on-the register of members of the Company on a fixed record date inproportion-to their then holdings of such Shares or class thereof(subject to such-exclusion or other arrangements as the Directorsmay deem necessary or-expedient in relation to fractionalentitlements or having regard to any-restrictions or CONTD
Non-Voting
CONT	CONTD obligations under the laws of, or the requirements of any recognised-regulatory body or stock exchange in any territory outside Hong Kong)	Non-Voting
5.B
That: (a) subject to paragraph (b) of this Resolution, the exercise by the Directors during the Relevant Period (as hereinafter defined) of all the powers of the Company to repurchase Shares or securities convertible into Shares on The Stock Exchange of Hong Kong Limited ("Stock Exchange") or on any other stock exchange on which the securities of the Company may be listed and recognised for this purpose by the Securities and Futures Commission of Hong Kong and the Stock Exchange under the Hong Kong Code on Share Repurchases and, subject to and in accordance with all applicable laws and regulations, be and is hereby generally and unconditionally approved; (b) the aggregate nominal amount of the securities which may be repurchased by the Company pursuant to paragraph (a) of this Resolution during the Relevant Period shall not CONTD
		Management	For	For
CONT
CONTD exceed 10% of the aggregate nominal amount of the share capital of the-Company in issue at the date of the passing of this Resolution and the-approval granted under paragraph (a) of this Resolution shall be limited-accordingly; (c) subject to the passing of each of the paragraphs (a) and (b)-of this Resolution, any prior approvals of the kind referred to in paragraphs-(a) and (b) of this Resolution which had been granted to the Directors and-which are still in effect be and are hereby revoked; and (d) for the purpose-of this Resolution: 'Relevant Period' means the period from the passing of-this Resolution until whichever is the earlier of: (i) the conclusion of the-next annual general meeting of the Company; (ii) the expiration of the period-within which the next annual general meeting of the Company is required by-CONTD
Non-Voting
CONT
CONTD the articles of association of the Company or any applicable laws to be-held; and (iii) the revocation or variation of the authority given under this-Resolution by an ordinary resolution of the shareholders of the Company in-general meeting
Non-Voting
5.C
That conditional upon the passing of Resolutions numbered 5A and 5B as set out in the notice convening this Meeting, the general mandate granted to the Directors to exercise the powers of the Company to allot, issue or otherwise deal with Shares pursuant to Resolution numbered 5A above be and is hereby extended by the addition to the aggregate nominal amount of the Shares of an amount representing the aggregate nominal amount of the share capital of the Company repurchased by the Company under the authority granted pursuant to Resolution numbered 5B above, provided that such amount shall not exceed 10 per cent. of the aggregate nominal amount of the share capital of the Company in issue at the date of the passing of this Resolution
		Management	For	For

LONGFOR PROPERTIES CO LTD
Security	G5635P109	Meeting Type	Annual General Meeting
Ticker Symbol	960 HK	Meeting Date	09-May-2011
ISIN	KYG5635P1090	Agenda	702901554 - Management
City	HONGKONG	Holding Recon Date	26-Apr-2011
Country	Cayman Islands	Vote Deadline Date	04-May-2011
SEDOL(s)	B42PLN0 - B56KLY9	Quick Code

Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLEBY CLICKING ON THE URL LINK:-http://www.hkexnews.hk/listedco/listconews/sehk/20110401/LTN201104011544.pdf	Non-Voting
CMMT	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' FOR-ALL RESOLUTIONS. THANK YOU.	Non-Voting
1	To receive and consider the audited consolidated financial statements and the report of the Directors and the independent Auditors' report for the year ended 31 December 2010	Management	For	For
2	To declare a final dividend of RMB0.1 per share for the year ended 31 December 2010	Management	For	For
3.1	To re-elect Fang Shengtao as Director	Management	For	For
3.2	To re-elect Chen Kai as Director	Management	For	For
3.3	To re-elect Qin Lihong as Director	Management	For	For
3.4	To authorise the Board of Directors to fix the Directors' remuneration	Management	For	For
4	To re-appoint Deloitte Touche Tohmatsu as Auditors and to authorise the Board of Directors to fix the Auditors' remuneration	Management	For	For
5	To give a general mandate to the Directors to issue new shares of the Company (Ordinary Resolution No. 5 of the notice of AGM)	Management	For	For
6	To give a general mandate to the Directors to repurchase shares of the Company (Ordinary Resolution No. 6 of the notice of AGM)	Management	For	For
7	To extend the general mandate to be given to the Directors to issue shares (Ordinary Resolution No. 7 of the notice of AGM)	Management	For	For

SYNTHOS S.A., OSWIECIM
Security	X9803F100	Meeting Type	Annual General Meeting
Ticker Symbol	SNS PW	Meeting Date	09-May-2011
ISIN	PLDWORY00019	Agenda	702940479 - Management
City	CHEMIKOW	Holding Recon Date	22-Apr-2011
Country	Poland	Vote Deadline Date	25-Apr-2011
SEDOL(s)	B057555 - B0ZZ775 - B28GVP5	Quick Code

Item	Proposal	Type	Vote	For/Against Management
CMMT
IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL OWNER SIGNED POWER OF-ATTORNEY (POA) IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR VOTING-INSTRUCTIONS IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO-BE REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE-REPRESENTATIVE
Non-Voting
1	Opening of the meeting	Management	For	For
2	Statement of the meeting's legal validity and its ability to adopt resolutions	Management	For	For
3	Approval of the agenda	Management	For	For
4
Presentation of supervisory board report on assessment of management board report on Synthos activity in 2010, financial report for 2010, report on capital group's activity for 2010 and consolidated financial report of capital group for 2010
		Management	For	For
5.A	Approval of management board report on Synthos activity in 2010	Management	For	For
5.B	Approval of Synthos financial report for 2010	Management	For	For
5.C	Approval of consolidated financial report of capital group for 2010 and report on activity of capital group in 2010	Management	For	For
5.D	Distribution of profit for 2010	Management	For	For
5.E	Granting the approval of fulfillment of duties by members of management board from 1 Jan till 31 Dec 2010	Management	For	For
5.F	Granting the approval of fulfillment of duties by members of supervisory board from 1 Jan till 31 Dec 2010	Management	For	For
5.G	Election of supervisory board members for vii term of office	Management	For	For
6	Closing the meeting	Management	For	For
CMMT
PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPTOF CONSERVATIVE RECORD DATE-. IF YOU HAVE ALREADYSENT IN YOUR VOTES, PLEASE DO NOT RETURN THISPROXY FORM-UNLESS YOU DECIDE TO AMEND YOURORIGINAL INSTRUCTIONS. THANK YOU.
Non-Voting

GCL-POLY ENERGY HOLDINGS LTD
Security	G3774X108	Meeting Type	Annual General Meeting
Ticker Symbol	3800 HK	Meeting Date	16-May-2011
ISIN	KYG3774X1088	Agenda	702962134 - Management
City	HONG KONG	Holding Recon Date	11-May-2011
Country	Cayman Islands	Vote Deadline Date	11-May-2011
SEDOL(s)	B28XTR4 - B2971P7	Quick Code

Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/20110413/LTN2 0110413918.pdf	Non-Voting
CMMT	PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE OF "ABSTAIN" WILL BE TREATED-THE SAME AS A "TAKE NO ACTION" VOTE.	Non-Voting
1	To consider and adopt the audited Consolidated Financial Statements and the Reports of the Directors and Auditor for the year ended 31 December 2010	Management	For	For
2	To declare a dividend for the year ended 31 December 2010	Management	For	For
3.i	To re-elect Mr. Zhu Gong Shan as an executive director	Management	For	For
3.ii	To re-elect Mr. Sha Hong Qiu as an executive director	Management	For	For
3.iii	To re-elect Mr. Ji Jun as an executive director	Management	For	For
3.iv	To re-elect Mr. Yu Bao Dong as an executive director	Management	For	For
3.v	To re-elect Mr. Tong Yee Ming as an executive director	Management	For	For
3.vi	To authorise the board of directors of the Company to fix the remuneration of the Directors	Management	For	For
4	To re-appoint Deloitte Touche Tohmatsu as Auditor of the Company and to authorise the Board of Directors to fix their remuneration	Management	For	For
5.A	To grant a general mandate to the directors to allot, issue and deal with additional shares of the Company	Management	For	For
5.B	To grant a general mandate to the directors to repurchase shares of the Company	Management	For	For
5.C	To extend the general mandate to the directors to allot, issue and deal with additional shares by the addition of number of shares repurchased by the Company	Management	For	For

KINGBOARD CHEMICAL HOLDINGS LTD
Security	G52562140	Meeting Type	ExtraOrdinary General Meeting
Ticker Symbol	148 HK	Meeting Date	16-May-2011
ISIN	KYG525621408	Agenda	703016837 - Management
City	HONG KONG	Holding Recon Date	12-May-2011
Country	Cayman Islands	Vote Deadline Date	11-May-2011
SEDOL(s)	6491318 - B03BR75 - B1HJ222 - B1J0V48	Quick Code

Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/20110425/LTN2 0110425059.pdf	Non-Voting
CMMT	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST'-ONLY FOR RESOLUTION "1". THANK YOU.	Non-Voting
1
That the continuing connected transactions contemplated by theAgreements, the Proposed Annual Caps, the Proposed KBLSupply Annual Caps and the Proposed KBL Purchase AnnualCaps (such terms shall have the meaning as defined in thecircular to the shareholders of the Company dated 26 April 2011)be and are hereby approved and that any director of the Companybe and is hereby authorised to do, approve and transact all suchacts and things as they may in their discretion consider necessaryor desirable in connection therewith
		Management	For	For
CMMT
PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT OF ACTUAL RECORD DATE. IF Y-OU HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY FORM UNLES-S YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK YOU.
Non-Voting

VALE S A
Security	P9661Q148	Meeting Type	ExtraOrdinary General Meeting
Ticker Symbol	VALE3 BZ	Meeting Date	18-May-2011
ISIN	BRVALEACNPA3	Agenda	702872361 - Management
City	RIO DE JANEIRO	Holding Recon Date	16-May-2011
Country	Brazil	Vote Deadline Date	10-May-2011
SEDOL(s)	2256630 - 2257127 - 5896851 - B04S872 - B142LF0	Quick Code

Item	Proposal	Type	Vote	For/Against Management
CMMT
IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL OWNER SIGNED POWER OF-ATTORNEY (POA) IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR VOTING-INSTRUCTIONS IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO-BE REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE-REPRESENTATIVE
Non-Voting
CMMT	PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST' IN THE SAME AGENDA ITEM ARE-NOT ALLOWED. ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/ OR ABSTAIN- ARE ALLOWED. THANK YOU	Non-Voting
CMMT	PLEASE NOTE THAT THE PREFERRED SHAREHOLDERS CAN VOTE ON ITEM 1. THANK YOU.	Non-Voting
1
Proposal for the increase of the share capital, through the capitalization of reserves, without the issuance of shares, and the consequent amendment of the main part of article 5 of the corporate bylaws
		Management	For	For
CMMT
PLEASE NOTE THAT THIS IS A REVISION DUE TO POSTPONEMENT OF MEETING FROM 19 APR-TO 18 MAY 2011 AND CHANGE IN MEETING TIME TO 10.00. IF YOU HAVE ALREADY SENT-IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY FORM UNLESS YOU DECIDE TO AMEND-YOUR ORIGINAL INSTRUCTIONS. THANK YOU.
Non-Voting

MAGNIT OJSC
Security	55953Q202	Meeting Type	ExtraOrdinary General Meeting
Ticker Symbol	MGNT LI	Meeting Date	19-May-2011
ISIN	US55953Q2021	Agenda	703031194 - Management
City	KRASNODAR	Holding Recon Date	01-Apr-2011
Country	Russian Federation	Vote Deadline Date	10-May-2011
SEDOL(s)	B2QKYZ0 - B2R68G6	Quick Code

Item	Proposal	Type	Vote	For/Against Management
1.1
To approve related-party loan contract with JSC "Tander"(hereinafter - the Borrower), planned for signing in future(hereinafter - the Contract) with the following essentials: Parties ofthe transaction (transactions): the Lender - OJSC "Magnit", theBorrower - JSC "Tander"; Subject of the transaction(transactions): loan of funds; Limit of the transaction(transactions): up to 5,000,000,000 (five billion) rubles; Loaninterest rate: not exceeds 9% (Nine per cent) per year; Loanmaturity date: up to 3 (three) years from the moment of makingthe contract (main debt and interest repayment term). The pricewith the possible disposal of which the contract of guarantee isrelated amounts to 2% but does not exceed 25% of the balancesheet assets of the Company determined on the basis of thefinancial statements for the latest accounting period
		Management	For	For
1.2
To approve contract of guarantee planned for signing in future for the purposes of secure of obligations of JSC "Tander" (hereinafter - the Borrower) before commercial joint-stock bank "Banque Societe Generale Vostok" (close joint-stock company) under the Revolving credit facility agreement (hereinafter - the Agreement) that is related-party transaction with the following essentials: Subject of the Agreement: the maximum limit of non-recurrent indebtedness under the Agreement (limit of the line of credit) shall not exceed 2,000,000,000 (two billion) Russian rubles (inclusive) or the equivalent amount in US dollars or Euro calculated subject to the rate of Bank of Russia as of the date of provision of financing. The financing shall be provided in the form of Individual Credits within the facility agreement amount. Term of agreement shall not exceed 24 (twenty four) months from the date of signing of the Agreement. CONTD
		Management	For	For
CONT
CONTD Each Individual Credit shall be provided for the term of 24 (twenty-four) months from the date of provision of an Individual credit that shall be-the Bank day. Interest rate for Individual credit use shall be paid by the-Borrower in the amount of MOSIBOR rate multiplied by Bank margin or BSGV rate-on rubles multiplied by Bank margin. The interest rate (including Bank-margin) shall not exceed 12% (twelve per cent) per year. The period for which-the interest rate is determined for each separate Credit: 2 (two) weeks or 1-(one) or 2 (two) or 3 (three) or 6 (six) or 9 (nine) or 12 (twelve) months.-The nonrecurring fee for credit extending: shall not exceed 1 (one) per cent-of the amount of the Separate Credit. Meanwhile the total amount of fees paid-under the Contract (s) of revolving CONTD
Non-Voting
CONT
CONTD (non-revolving) facilities shall not exceed 20,000,000 (twenty million)-rubles. Penalty: double refinancing rate of Central Bank of Russian-Federation effective as of the correspondent period for every day of delay in-payment. The limit of guarantee agreement: The Guarantor shall be absolutely,-irrevocably and jointly responsible before the Lender in case on default in-or improper performance of the Borrower's obligations under the Agreements on-revolving (non-revolving) facilities or credit agreements made under the-Framework agreement on financing and under the bank account crediting-(overdraft), including the main debt, interests, penalties and losses-incurred by the Lender as the result of default in or improper performance of-the Agreement. CONTD
Non-Voting
CONT
CONTD The price of property with the possible disposal the transaction on-provision of guarantee is related amounts to 2%, but does not exceed 25% of-the balance sheet assets of the Company, determined on the basis of-accounting report for the latest accounting period. Hereby to authorize S.N.-Galitsky, the Chief executive officer of OJSC "Magnit", to execute additional- agreements on amendments of the terms of contract of guarantee in connection-with amendments of Revolving credit facility agreement (including, but not-limited to change of interest rates, currency of credit, term of Credit)
Non-Voting

PT CHAROEN POKPHAND INDONESIA TBK
Security	Y71207164	Meeting Type	Annual General Meeting
Ticker Symbol	CPIN IJ	Meeting Date	25-May-2011
ISIN	ID1000117708	Agenda	703053063 - Management
City	JAKARTA	Holding Recon Date	09-May-2011
Country	Indonesia	Vote Deadline Date	18-May-2011
SEDOL(s)	6315344 - B614BW1	Quick Code

Item	Proposal	Type	Vote	For/Against Management
1	Approval of the company's annual report for book year 2010 and ratification of the company's financial report for book year 2010	Management	For	For
2	Approval of the determination of the company's profit utilization for book year 2010	Management	For	For
3	Approval of the appointment of the public accountant for book year 2011	Management	For	For
4	Approval to restructure the company's board of directors and commissioners	Management	For	For

CNOOC LTD
Security	Y1662W117	Meeting Type	Annual General Meeting
Ticker Symbol	883 HK	Meeting Date	27-May-2011
ISIN	HK0883013259	Agenda	702926998 - Management
City	HONG KONG	Holding Recon Date	19-May-2011
Country	Hong Kong	Vote Deadline Date	24-May-2011
SEDOL(s)	B00G0S5 - B016D18 - B05QZJ6 - B16TB15	Quick Code

Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE OF "ABSTAIN" WILL BE TREATED-THE SAME AS A "TAKE NO ACTION" VOTE.	Non-Voting
CMMT	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/20110407/LTN2 0110407065.pdf	Non-Voting
A1	To receive and consider the audited Statement of Accounts together with the Report of the Directors and Independent Auditors' Report thereon for the year ended 31 December 2010	Management	For	For
A2	To declare a final dividend for the year ended 31 December 2010	Management	For	For
A3I	To re-elect Mr. Wang Yilin as Non-executive Director	Management	For	For
A3II	To re-elect Mr. Li Fanrong as Executive Director	Management	For	For
A3III	To re-elect Mr. Lawrence J. Lau as Independent Non-executive Director	Management	For	For
A3IV	To re-elect Mr. Wang Tao as Independent Non-executive Director	Management	For	For
A3V	To authorise the Board of Directors to fix the remuneration of each of the Directors	Management	For	For
A4	To re-appoint the Company's independent auditors and to authorise the Board of Directors to fix their remuneration	Management	For	For
B1
To grant a general mandate to the Directors to repurchase shares in the capital of the Company not exceeding 10% of the share capital of the Company in issue as at the date of passing of this resolution
		Management	For	For
B2
To grant a general mandate to the Directors to allot, issue and deal with additional shares in the capital of the Company not exceeding 20% of the share capital of the Company in issue as at the date of passing of this resolution
		Management	Abstain	Against
B3
To extend the general mandate granted to the Directors to allot, issue and deal with shares in the capital of the Company by the aggregate number of shares repurchased, which shall not exceed 10% of the share capital of the Company in issue as at the date of passing of this resolution
		Management	For	For
CMMT
PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT OF ACTUAL RECORD DATE AND C-HANGE IN DIRECTOR NAME FOR RESOLUTION NO. A3.1. IF YOU HAVE ALREADY SENT IN YO-UR VOTES, PLEASE DO NOT RETURN THIS PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR- ORIGINAL INSTRUCTIONS. THANK YOU.
Non-Voting

COMPANHIA SIDERURGICA NACIONAL
Security	P8661X103	Meeting Type	ExtraOrdinary General Meeting
Ticker Symbol	CSNA3 BZ	Meeting Date	30-May-2011
ISIN	BRCSNAACNOR6	Agenda	703076136 - Management
City	SAO PAULO	Holding Recon Date	26-May-2011
Country	Brazil	Vote Deadline Date	23-May-2011
SEDOL(s)	2210261 - B019KX8 - B1437Z5	Quick Code

Item	Proposal	Type	Vote	For/Against Management
CMMT
IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL OWNER SIGNED POWER OF-ATTORNEY (POA) IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR VOTING-INSTRUCTIONS IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO-BE REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE-REPRESENTATIVE
Non-Voting
CMMT	PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST' IN THE SAME AGENDA ITEM ARE-NOT ALLOWED. ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/ OR ABSTAIN- ARE ALLOWED. THANK YOU	Non-Voting
I
To examine, discuss and approve the protocol and justification of merger into Companhia Siderurgica Nacional, from here onwards CSN, of its subsidiary Inal Nordeste S.A., a company with corporate taxpayer id number, Cnpj.Mf, 00.904.638.0001.57, from here onwards Inal Nordeste
		Management	For	For
II
To approve and ratify the hiring of KPMG auditores independentes, the specialized company responsible for the preparation of the book valuation report of the equity of Inal Nordeste, to be transferred to CSN
		Management	For	For
III	To examine and approve the mentioned valuation report of the book equity of Inal Nordeste, with a basis date of April 30, 2011	Management	For	For
IV	To discuss and approve the merger of Inal Nordeste into CSN, in accordance with the terms and conditions established in the protocol and justification of merger referred to above	Management	For	For
V	To grant authority to the management of CSN to do all the acts necessary for the implementation of the merger transaction to be resolved on at the general meeting that this call notice refers to	Management	For	For
VI	To ratify the newspapers in which the company will publish its legal notices	Management	For	For

QINGLING MOTORS CO LTD
Security	Y71713104	Meeting Type	Annual General Meeting
Ticker Symbol	1122 HK	Meeting Date	31-May-2011
ISIN	CNE1000003Y4	Agenda	702932749 - Management
City	CHONGQING	Holding Recon Date	29-Apr-2011
Country	China	Vote Deadline Date	25-May-2011
SEDOL(s)	5545034 - 6718158 - B01XLT3	Quick Code

Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL- LINK:http://www.hkexnews.hk/listedco/listconews/sehk/20110411/ LTN20110411415.p-df	Non-Voting
CMMT	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' FOR-ALL RESOLUTIONS. THANK YOU.	Non-Voting
1	To consider and approve the report of the board of directors of the Company (the "Board") for the year of 2010	Management	For	For
2	To consider and approve the report of the supervisory committee of the Company for the year of 2010	Management	For	For
3	To consider and approve the audited financial statements and the independent auditor's report of the Company for the year of 2010	Management	For	For
4	To consider and approve the proposal for appropriation of profit of the Company for the year of 2010	Management	For	For
5
To approve the appointment of Mr. LIU Tianni as an independentnon-executive director of the Company with effect from the date ofAGM until the date of the Company's annual general meeting in2012 and to authorize the Board to determine the remuneration ofMr. LIU Tianni and to enter into appointment letter with Mr. LIUTianni pursuant to such terms and conditions as the Board shallthink fit and to do all such acts and things to give effect to suchmatter
		Management	For	For
6
To re-appoint Deloitte Touche Tohmatsu CPA Ltd. and Deloitte Touche Tohmatsu as the Company's PRC and international auditors respectively for the year of 2011 and to authorise the Board to determine their remunerations
		Management	For	For
CMMT
PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT OF ACTUAL RECORD DATE. IF Y-OU HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY FORM UNLES-S YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK YOU.
Non-Voting

SBERBANK OF RUSSIA OJSC, MOSCOW
Security	X76318108	Meeting Type	Annual General Meeting
Ticker Symbol	SBER US	Meeting Date	03-Jun-2011
ISIN	RU0009029540	Agenda	703043997 - Management
City	TBD	Holding Recon Date	15-Apr-2011
Country	Russian Federation	Vote Deadline Date	23-May-2011
SEDOL(s)	4767981 - B05P537 - B56C9L8	Quick Code

Item	Proposal	Type	Vote	For/Against Management
1	Approve Sberbank's Annual Report for 2010	Management	For	For
2	Approve Sberbank's Financial Report for 2010, including accounting balance, profit and loss account (financial statements)	Management	For	For
3	Approve distribution of Sberbank's profits for 2010: pay dividends in the amount of: RUB 0.92 per one Sberbank's ordinary share and RUB 1.15 per one Sberbank's preferred share	Management	For	For
4	Approve ZAO Ernst & Young Vneshaudit as Sberbank's auditor for 2011 and Q1 2012	Management	For	For
CMMT
PLEASE NOTE THAT CUMULATIVE VOTING APPLIES TO THIS RESOLUTION REGARDING THE EL-ECTION OF SUPERVISORS. STANDING INSTRUCTIONS HAVE BEEN REMOVED FOR THIS MEETIN-G. PLEASE NOTE THAT ONLY A VOTE "FOR" THE SUPERVISOR WILL BE CUMULATED. PLEASE-CONTACT YOUR CLIENT SERVICE REPRESENTATIVE IF YOU HAVE ANY QUESTIONS.
Non-Voting
5.1	Election of a member of the Supervisory Board: Gref, Herman	Management	For	For
5.2	Election of a member of the Supervisory Board: Guriev, Sergei	Management	For	For
5.3	Election of a member of the Supervisory Board: Dmitriev, Mikhail	Management	For	For
5.4	Election of a member of the Supervisory Board: Zlatkis, Bella	Management	For	For
5.5	Election of a member of the Supervisory Board: Ivanova, Nadezhda	Management	For	For
5.6	Election of a member of the Supervisory Board: Ignatiev, Sergei	Management	For	For
5.7	Election of a member of the Supervisory Board: Luntovsky, Georgy	Management	For	For
5.8	Election of a member of the Supervisory Board: Matovnikov, Mikhail	Management	For	For
5.9	Election of a member of the Supervisory Board: Mau, Vladimir	Management	For	For
5.10	Election of a member of the Supervisory Board: Popova, Anna	Management	For	For
5.11	Election of a member of the Supervisory Board: Profumo, Alessandro	Management	For	For
5.12	Election of a member of the Supervisory Board: Savatyugin, Alexei	Management	For	For
5.13	Election of a member of the Supervisory Board: Simonyan, Rair	Management	For	For
5.14	Election of a member of the Supervisory Board: Sinelnikov- Murylev, Sergei	Management	For	For
5.15	Election of a member of the Supervisory Board: Tkachenko, Valery	Management	For	For
5.16	Election of a member of the Supervisory Board: Ulyukaev, Alexei	Management	For	For
5.17	Election of a member of the Supervisory Board: Shvetsov, Sergei	Management	For	For
6.1	Approval of the election of a member of Sberbank's Revision Commission: Volkov, Vladimir	Management	For	For
6.2	Approval of the election of a member of Sberbank's Revision Commission: Dolzhnikov, Maxim	Management	For	For
6.3	Approval of the election of a member of Sberbank's Revision Commission: Zinina, Ludmila	Management	For	For
6.4	Approval of the election of a member of Sberbank's Revision Commission: Isakhanova, Yulia	Management	For	For
6.5	Approval of the election of a member of Sberbank's Revision Commission: Kondratenko, Dmitry	Management	For	For
6.6	Approval of the election of a member of Sberbank's Revision Commission: Minenko, Alexei	Management	For	For
6.7	Approval of the election of a member of Sberbank's Revision Commission: Polyakova, Olga	Management	For	For
7	Elect Gref Herman as CEO, Chairman of the Management Board of Sberbank for a new term from 29 November 2011	Management	For	For
8
Payment of compensation to the members of Sberbank's Supervisory Board and Revision Commission: pay remuneration to each member of Sberbank's Supervisory Board, subject to their consent in accordance with the Russian law, in the amount of: RUB 3,600,000 to each independent member acting as a Chairman of the Supervisory Board Committee; RUB 3,300,000 to each independent member acting as member of the Supervisory Board Committee; RUB 1,000,000 to each member not qualified as independent; and pay a remuneration in the amount of: RUB 750,000 to the Chairman of Sberbank's Revision Commission; RUB 500,000 to each member of the Revision Commission subject to their consent in accordance with the Russian law
		Management	For	For
9	Approval of the new edition of the Charter of Sberbank	Management	For	For

CHINA RARE EARTH HOLDINGS LTD
Security	G21089100	Meeting Type	Annual General Meeting
Ticker Symbol	769 HK	Meeting Date	03-Jun-2011
ISIN	KYG210891001	Agenda	703052605 - Management
City	HONG KONG	Holding Recon Date	30-May-2011
Country	Cayman Islands	Vote Deadline Date	31-May-2011
SEDOL(s)	6181006 - B02V7B0 - B0N4440	Quick Code

Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/20110427/LTN2 0110427197.pdf	Non-Voting
CMMT	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' FOR-ALL RESOLUTIONS. THANK YOU.	Non-Voting
1
To receive and consider the audited consolidated financial statements of the Company and its subsidiaries for the year ended 31 December 2010 and the Directors' report and the Independent Auditor's report thereon
		Management	For	For
2A	To re-elect Ms Qian Yuanying as Director	Management	For	For
2B	To re-elect Mr Liu Yujiu as Director	Management	For	For
2C	To authorize the Board of Directors to fix the Directors' remuneration	Management	For	For
3	To re-appoint the retiring auditors, CCIF CPA Limited and to authorise the Board of Directors to fix their remuneration	Management	For	For
4	To give a general mandate to the Directors to allot, issue and deal with unissued shares not exceeding 20% of the issued share capital of the Company	Management	Abstain	Against
5	To give a general mandate to the Directors to repurchase shares of the Company not exceeding 10% of the issued share capital of the Company	Management	For	For
6	To extend the general mandate granted to the Directors to allot,issue and deal with additional shares of an amount not exceedingthe amount of shares repurchased by the Company	Management	For	For

SINOPEC YIZHENG CHEMICAL FIBRE COMPANY LIMITED
Security	Y9841W106	Meeting Type	Annual General Meeting
Ticker Symbol	1033 HK	Meeting Date	08-Jun-2011
ISIN	CNE1000004D6	Agenda	703056413 - Management
City	JIANGSU PROVINCE	Holding Recon Date	06-May-2011
Country	China	Vote Deadline Date	31-May-2011
SEDOL(s)	4303675 - 6984669 - B01XVL5	Quick Code

Item	Proposal	Type	Vote	For/Against Management
CMMT
PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING ID 828436 DUE TO ADDITION OF-RESOLUTIONS. ALL VOTES RECEIVED ON THE PREVIOUS MEETING WILL BE DISREGARDED AN-D YOU WILL NEED TO REINSTRUCT ON THIS MEETING NOTICE. THANK YOU.
Non-Voting
CMMT
PLEASE NOTE THAT THE COMPANY NOTICES ARE AVAILABLE BY CLICKING ON THE URL LINK-S: http://www.hkexnews.hk/listedco/listconews/sehk/20110420/LTN2 0110420327.pdf-and http://www.hkexnews.hk/listedco/listconews/sehk/20110509/LTN2 0110509188.p-df
Non-Voting
CMMT	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' ONLY-FOR ALL RESOLUTIONS. THANK YOU.	Non-Voting
1	To receive, consider and approve the Report of the Board of the Directors of the Company for the year 2010	Management	For	For
2	To receive, consider and approve the Report of the Supervisory Committee of the Company for the year 2010	Management	For	For
3	To receive, consider and approve the audited Financial Statements and the Report of the Auditors of the Company for the year 2010	Management	For	For
4	To receive, consider and approve the scheme of profit distribution of the Company for the year 2010	Management	For	For
5	To re-appoint KPMG Huazhen and KPMG as the domestic and international auditors of the Company for the year 2011, and authorize the Board of Directors to fix their remuneration	Management	For	For
6	To elect Mr. Sun Yu-guo as a director of the Six Session of the Board of Directors of the Company	Management	For	For

AGRICULTURAL BANK OF CHINA LIMITED
Security	Y00289119	Meeting Type	Annual General Meeting
Ticker Symbol	1288 HK	Meeting Date	08-Jun-2011
ISIN	CNE100000Q43	Agenda	703102602 - Management
City	HONG KONG	Holding Recon Date	06-May-2011
Country	China	Vote Deadline Date	03-Jun-2011
SEDOL(s)	B3ZWR55 - B40LSC8 - B60LZR6	Quick Code

Item	Proposal	Type	Vote	For/Against Management
CMMT
PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING ID 828773 DUE TO ADDITION OF-RESOLUTION. ALL VOTES RECEIVED ON THE PREVIOUS MEETING WILL BE DISREGARDED AND-YOU WILL NEED TO REINSTRUCT ON THIS MEETING NOTICE. THANK YOU.
Non-Voting
CMMT	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' FOR-ALL RESOLUTIONS. THANK YOU.	Non-Voting
CMMT
PLEASE NOTE THAT THE COMPANY NOTICES AREAVAILABLE BY CLICKING ON THE URL LINK-S:http://www.hkexnews.hk/listedco/listconews/sehk/20110421/LTN20110421380.pdf-ANDhttp://www.hkexnews.hk/listedco/listconews/sehk/20110523/LTN20110523463.p-df
Non-Voting
1	To consider and approve the 2010 Work Report of the Board of Directors of the Bank	Management	For	For
2	To consider and approve the 2010 Work Report of the Board of Supervisors of the Bank	Management	For	For
3	To consider and approve the final financial accounts of the Bank for 2010	Management	For	For
4	To consider and approve the profit distribution plan of the Bank for the second half of 2010	Management	For	For
5	To consider and approve the fixed assets investment budget of the Bank for 2011	Management	For	For
6	To consider and approve the appointments of Deloitte Touche Tohmatsu CPA Ltd. and Deloitte Touche Tohmatsu as external auditors of the Bank for 2011	Management	For	For
7	To consider and approve the appointment of Mr. Li Yelin as a non- executive director of the Bank	Management	For	For
8	To consider and approve the 2010 final emoluments plan for directors and supervisors of the Bank	Management	For	For

JIANGXI COPPER CO LTD
Security	Y4446C100	Meeting Type	Annual General Meeting
Ticker Symbol	358 HK	Meeting Date	09-Jun-2011
ISIN	CNE1000003K3	Agenda	702981095 - Management
City	JIANGXI	Holding Recon Date	06-May-2011
Country	China	Vote Deadline Date	02-Jun-2011
SEDOL(s)	0268916 - 6000305 - B014W93 - B15DXT0	Quick Code

Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/20110420/LTN2 0110420989.pdf	Non-Voting
1	To consider and approve the report of the board of directors of the Company for the year of 2010	Management	For	For
2	To consider and approve the report of the supervisory committee of the Company for the year of 2010	Management	For	For
3	To consider and approve the audited financial statements and the auditors' report for the year of 2010	Management	For	For
4	To consider and approve the proposal for distribution of profit of the Company for the year of 2010	Management	For	For
5
To appoint Ernst & Young Hua Ming and Ernst & Young as the Company's domestic and overseas auditors for the year of 2011, respectively and to authorise the board of directors of the Company to determine their remunerations and any one executive director of the Company to enter into the service agreement and any other related documents with Ernst & Young Hua Ming and Ernst & Young
		Management	For	For
6
To consider and approve the proposed abolishment of the shares appreciation rights scheme ("Shares Appreciation Rights Scheme") and formulation of the long-term incentive pilot program ("Long-term Incentive Pilot Program") as set out in Appendix I to the circular despatched by the Company on 21 April 2011 and to authorise the board of directors of the Company to make such variations of a non-material nature to the Long-term Incentive Pilot Program; to proceed with the examination, registration, filing, approval and consent procedures with the relevant government authorities (where necessary); CONTD
		Management	For	For
CONT
CONTD to sign, execute, amend and complete documents to besubmitted to the-relevant government authorities, organisationsand individuals; and to do all-acts, matters and things deemednecessary, appropriate or expedient in-relation to the abolishmentof the Shares Appreciation Rights Scheme and-formulation of theLong-term Incentive Pilot Program
Non-Voting
7
To consider and approve the amendments to the rules of procedures for the board of directors of the Company ("Rules of Procedures for the Board ") as set out in Appendix II to the circular despatched by the Company on 21 April 2011 and to authorise the board of directors of the Company to make such variations of a non-material nature to the Rules of Procedures for the Board and to do all such acts, deeds and things as they shall, in their absolute discretion, deem fit, expedient or desirable in order to give effect to the foregoing
		Management	For	For
8	To give a general mandate to the directors of the Company to issue new H shares of not more than 20% of the total H shares in issue as at the date of the annual general meeting	Management	For	For
CMMT
PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT OF CONSERVATIVE RECORD DATE-. IF YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY FORM-UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK YOU.
Non-Voting

TAIWAN SEMICONDUCTOR MFG CO LTD
Security	Y84629107	Meeting Type	Annual General Meeting
Ticker Symbol	2330 TT	Meeting Date	09-Jun-2011
ISIN	TW0002330008	Agenda	703051944 - Management
City	HSINCHU	Holding Recon Date	08-Apr-2011
Country	Taiwan, Province of China	Vote Deadline Date	31-May-2011
SEDOL(s)	6889106 - B16TKV8	Quick Code

Item	Proposal	Type	Vote	For/Against Management
CMMT
PLEASE NOTE THAT IN CASES WHERE THE CLIENT INSTRUCTS US TO VOTE AGAINST ANY-PROPOSAL TO BE DISCUSSED AT A SHAREHOLDERS MEETING AND THE VOTING WITH RESPECT-TO SUCH PROPOSAL IS DONE BY BALLOT, WE OR OUR DESIGNEE WILL FILL OUT  THE BAL- LOT IN RESPECT OF SUCH PROPOSAL IN ACCORDANCE WITH THE CLIENTS INSTRUCTIONS. H-OWEVER, IF THE VOTING AT THE SHAREHOLDERS MEETING IS DONE BY ACCLAMATION, WE-/OUR DESIGNEE WILL NOT TAKE ANY ACTION IN RESPECT OF THE       RELEVANT PROPOS-AL. THANK YOU
Non-Voting
A.1	The 2010 business operations	Non-Voting
A.2	The 2010 audited reports	Non-Voting
B.1	The 2010 business reports and financial statements	Management	For	For
B.2	The 2010 profit distribution. Proposed cash dividend: TWD 3 per share	Management	For	For
B.3	The revision to the procedures of monetary loans, endorsement and guarantee	Management	For	For
B.4
Resolution of the spin off tsmc's solar business and solid state lighting business(become 100pct  owned subsidiaries by tsmc) , according to the local regulations,if shareholder does not agree the resolution of the spin off, he/she can submit a dissension in written before shareholders'meeting. with company confirmation,their proposed resolution of spin off tsmc's solar business and solid state  lighting business applies to above mentioned regulations
		Management	For	For
B.5.1	The election of independent director: Gregory C.Chow / Shareholder No.: 214553970	Management	For	For
B.5.2	The election of independent director: Kok-Choo Chen / Shareholder No.: 9546	Management	For	For
B.6	Extraordinary motions	Management	For	Against
CMMT	PLEASE NOTE IF YOU WISH TO DISSENT PLEASE CONTACT YOUR GLOBAL CUSTODIAN. THANK-YOU.	Non-Voting
CMMT	PLEASE NOTE THERE ARE TWO PARTS TO THIS MEETINGANNUAL SHAREHOLDER MEETING AS-WELL AS MERGEROR SPIN OFF. PLEASE CONTACT YOUR GLOBALCUSTODIAN CLIENT IF YOU-WISH TO PARTICIPATE IN THESPIN OFF EVENT.	Non-Voting
CMMT
PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT OF ADDITIONAL COMMENT. IF Y-OU HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY FORM UNLES-S YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK YOU.
Non-Voting

TSRC CORPORATION
Security	Y84690109	Meeting Type	Annual General Meeting
Ticker Symbol	2103 TT	Meeting Date	10-Jun-2011
ISIN	TW0002103009	Agenda	703065210 - Management
City	TAIPEI	Holding Recon Date	11-Apr-2011
Country	Taiwan, Province of China	Vote Deadline Date	06-Jun-2011
SEDOL(s)	6870876 - B02WH79	Quick Code

Item	Proposal	Type	Vote	For/Against Management
CMMT
PLEASE NOTE THAT IN CASES WHERE THE CLIENT INSTRUCTS US TO VOTE AGAINST ANY-PROPOSAL TO BE DISCUSSED AT A SHAREHOLDERS MEETING AND THE VOTING WITH-RESPECT TO SUCH PROPOSAL IS DONE BY BALLOT, WE OR OUR DESIGNEE WILL FILL OUT-THE BALLOT IN RESPECT OF SUCH PROPOSAL IN ACCORDANCE WITH THE CLIENTS-INSTRUCTIONS. HOWEVER, IF THE VOTING AT THE SHAREHOLDERS MEETING IS DONE BY- ACCLAMATION, WE/OUR DESIGNEE WILL NOT TAKE ANY ACTION IN RESPECT OF THE-RELEVANT PROPOSAL. THANK YOU
Non-Voting
A.1	The 2010 business operations	Non-Voting
A.2	The 2010 audited reports	Non-Voting
B.1	The 2010 business reports and financial statements	Management	For	For
B.2	The 2010 profit distribution. Proposed cash dividend: TWD 3.5 per share	Management	For	For
B.3	The proposal to release the prohibition on directors from participation in competitive business	Management	Against	Against
B.4	The revision to the articles of incorporation	Management	For	For
B.5	The issuance of new shares from retained earnings. Proposed stock dividend:100 for 1,000 SHS held	Management	For	For
B.6	Extraordinary motions	Management	Abstain	For

ZHAOJIN MINING INDUSTRY COMPANY LTD, BEIJING
Security	Y988A6104	Meeting Type	Class Meeting
Ticker Symbol	1818 HK	Meeting Date	13-Jun-2011
ISIN	CNE1000004R6	Agenda	702995765 - Management
City	SHANDONG PROVINCE	Holding Recon Date	13-May-2011
Country	China	Vote Deadline Date	07-Jun-2011
SEDOL(s)	B1H5082 - B1L31Z6 - B1MYPY5	Quick Code

Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/20110420/LTN2 0110420234.pdf	Non-Voting
CMMT	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST'-ONLY FOR ALL RESOLUTIONS. THANK YOU.	Non-Voting
1	To consider and approve the bonus issue of the Company to theshareholders whose names appear on the register of members ofthe Company on 13 June 2011 on the basis of one Bonus Sharefor every one share	Management	For	For
2
To consider and approve to grant a general mandate to be given to the Board to exercise the power of the Company to allot, issue or deal with the H Shares of up to a maximum of 20% of the aggregate nominal value of the existing issued H Shares of the Company as at the date of passing this resolution
		Management	For	For
3
To consider and approve to grant a general mandate to be given to the Board to exercise the power of the Company to repurchase H Shares of up to a maximum of 10% of the aggregate nominal value of the issued H Shares share capital of the Company as at the date of passing this resolution
		Management	For	For

ZHAOJIN MINING INDUSTRY COMPANY LTD, BEIJING
Security	Y988A6104	Meeting Type	Annual General Meeting
Ticker Symbol	1818 HK	Meeting Date	13-Jun-2011
ISIN	CNE1000004R6	Agenda	703107210 - Management
City	SHANDONG PROVINCE	Holding Recon Date	13-May-2011
Country	China	Vote Deadline Date	07-Jun-2011
SEDOL(s)	B1H5082 - B1L31Z6 - B1MYPY5	Quick Code

Item	Proposal	Type	Vote	For/Against Management
CMMT
PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING ID 798283 DUE TO ADDITION OF-RESOLUTION. ALL VOTES RECEIVED ON THE PREVIOUS MEETING WILL BE DISREGARDED AND-YOU WILL NEED TO REINSTRUCT ON THIS MEETING NOTICE. THANK YOU.
Non-Voting
CMMT
PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/20110420/LTN2 0110420230.pdf, h- ttp://www.hkexnews.hk/listedco/listconews/sehk/20110525/LTN20 110525197.pdf
Non-Voting
CMMT	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' FOR-ALL RESOLUTIONS. THANK YOU.	Non-Voting
O.i	The report of the board of directors ("Board") of the Company for the year ended 31 December 2010	Management	For	For
O.ii	The report of the supervisory committee of the Company for the year ended 31 December 2010	Management	For	For
O.iii	The audited financial report of the Company for the year ended 31 December 2010	Management	For	For
O.iv	The proposal for the declaration and payment of final dividends for the year ended 31 December 2010	Management	For	For
O.v
The proposal for the re-appointment of Ernst & Young and Shulun Pan Certified Public Accountants as the international auditor and the PRC auditor of the Company respectively for the year ended 31 December 2011, and to authorize the Board to fix their remuneration
		Management	For	For
S.1	The bonus issue of the Company to the shareholders whose names appear on the register of members of the Company on 13 June 2011 on the basis of one Bonus Share for every one share	Management	For	For
S.2
To grant a general mandate to be given to the Board to exercise the power of the Company to allot, issue or deal with the H Shares of up to a maximum of 20% of the aggregate nominal value of the existing issued H Shares of the Company as at the date of passing this resolution
		Management	For	For
S.3
To grant a general mandate to be given to the Board to exercise the power of the Company to repurchase H Shares of up to a maximum of 10% of the aggregate nominal value of the issued H Shares share capital of the Company as at the date of passing this resolution
		Management	For	For
S.4	The proposed amendment to the Articles of Association	Management	For	For
S.5	PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:Resolution on proposed registration and issue of short term bondsof not more than RMB700,000,000 with a term of issue of notmore than one year	Shareholder	Against	For

KGHM POLSKA MIEDZ S.A., LUBLIN
Security	X45213109	Meeting Type	Annual General Meeting
Ticker Symbol	KGH PW	Meeting Date	15-Jun-2011
ISIN	PLKGHM000017	Agenda	703112348 - Management
City	LUBIN	Holding Recon Date	30-May-2011
Country	Poland	Vote Deadline Date	30-May-2011
SEDOL(s)	5263251 - B05LD97 - B1CH2Y3 - B28JS31	Quick Code

Item	Proposal	Type	Vote	For/Against Management
CMMT
PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING ID 844982 DUE TO ADDITION OF-RESOLUTIONS. ALL VOTES RECEIVED ON THE PREVIOUS MEETING WILL BE DISREGARDED AN-D YOU WILL NEED TO REINSTRUCT ON THIS MEETING NOTICE. THANK YOU
Non-Voting
CMMT
IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL OWNER SIGNED POWER OF AT-TORNEY (POA) IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTION-S IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE REJECTED-. IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
Non-Voting
1	Opening of the ordinary general meeting	Management	For	For
2	Election of the chairman of the ordinary general meeting	Management	For	For
3	Confirmation of the legality of convening the ordinary general meeting and its capacity to adopt resolutions	Management	For	For
4	Acceptance of the agenda	Management	For	For
5	Review of the report on the activities of KGHM Polska Miedz S.A. in financial year 2010 and the financial statements of KGHM Polska Miedz S.A. for financial year 2010	Management	For	For
6	Review of the proposal of the management board concerning the appropriation of company profit for financial year 2010	Management	For	For
7
Review of the supervisory board of KGHM Polska Miedz S.A. report on the results of its evaluation of the report on the activities of KGHM Polska Miedz S.A. in financial year 2010 and of the financial statements of KGHM Polska Miedz S.A. for financial year 2010
		Management	For	For
8
Presentation by the supervisory board of a) a brief assessment of the company s standing, including an evaluation of the internal control system and the company s significant risk management system b) a report on the activities of the supervisory board together with the evaluation of its work
		Management	For	For
9.A	Adoption of resolution on approval of the report on the activities of KGHM Polska Miedz S.A. in financial year 2010	Management	For	For
9.B	Adoption of resolution on approval of the financial statements of KGHM Polska Miedz S.A. for financial year 2010	Management	For	For
9.C	Adoption of resolution on the appropriation of company profit for financial year 2010	Management	For	For
10.A	Adoption of resolution on approving the performance of duties of members of the management board in financial year 2010	Management	For	For
10.B	Adoption of resolution on approving the performance of duties of members of the supervisory board in financial year 2010	Management	For	For
11
Review of the report on the activities of the KGHM Polska Miedz S.A. group in financial year 2010 and of the consolidated financial statements of the KGHM Polska Miedz S.A. group for financial year 2010
		Management	For	For
12
Review of the supervisory board report on the results of its evaluation of the report on the activities of the KGHM Polska Miedz S.A. group in financial year 2010 and of the consolidated financial statements of the KGHM Polska Miedz S.A. group for financial year 2010
		Management	For	For
13.A	Adoption of resolution on approval of the report on the activities ofthe KGHM Polska Miedz S.A. group in financial year 2010	Management	For	For
13.B	Adoption of resolution on approval of the consolidated financial statements of the KGHM Polska Miedz S.A. group for financial year 2010	Management	For	For
14	Adoption of a resolution on changes to the composition of the supervisory board of KGHM Polska Miedz SpolKa Akcyjna with its registered head office in Lubin	Management	For	For
15.A
Appointment of members of the supervisory board of KGHM Polska Miedz S.A. for a new term: adoption of a resolution on confirmation of the validity of the elections of members of the supervisory board chosen by the employees of the company
		Management	For	For
15.B
Appointment of members of the supervisory board of KGHM polska miedz s.a. for a new term: adoption of a resolution on setting the number of members of the supervisory board of KGHM Polska Miedz SpolKa Akcyjna with its registered head office in Lubin
		Management	For	For
15.C	Appointment of members of the supervisory board of KGHM Polska Miedz S.A. for a new term: adoption of resolutions on appointment of the supervisory board members	Management	For	For
16	Adoption of a resolution on changes to the principles of remuneration of supervisory board members	Management	For	For
17	Closing of the general meeting	Management	For	For

YULON MOTOR CO LTD
Security	Y9870K106	Meeting Type	Annual General Meeting
Ticker Symbol	2201 TT	Meeting Date	17-Jun-2011
ISIN	TW0002201001	Agenda	703077645 - Management
City	TAIPEI	Holding Recon Date	18-Apr-2011
Country	Taiwan, Province of China	Vote Deadline Date	13-Jun-2011
SEDOL(s)	6988597	Quick Code

Item	Proposal	Type	Vote	For/Against Management
CMMT
PLEASE NOTE THAT IN CASES WHERE THE CLIENT INSTRUCTS US TO VOTE AGAINST ANY-PROPOSAL TO BE DISCUSSED AT A SHAREHOLDERS MEETING AND THE VOTING WITH-RESPECT TO SUCH PROPOSAL IS DONE BY BALLOT, WE OR OUR DESIGNEE WILL FILL OUT-THE BALLOT IN RESPECT OF SUCH PROPOSAL IN ACCORDANCE WITH THE CLIENTS-INSTRUCTIONS. HOWEVER, IF THE VOTING AT THE SHAREHOLDERS MEETING IS DONE BY- ACCLAMATION, WE/OUR DESIGNEE WILL NOT TAKE ANY ACTION IN RESPECT OF THE-RELEVANT PROPOSAL. THANK YOU
Non-Voting
A.1	The 2010 business operations	Non-Voting
A.2	The 2010 audited reports	Non-Voting
A.3	Other presentations	Non-Voting
B.1	The 2010 financial statements	Management	For	For
B.2	The 2010 profit distribution. Proposed cash dividend: TWD 1 per share	Management	For	For
B.3	The revision to the articles of incorporation	Management	Abstain	Against
B.4	Other issues	Management	Abstain	For
B.5	Extraordinary motions	Management	Abstain	For

FORMOSA CHEMICALS AND FIBRE CORP
Security	Y25946107	Meeting Type	Annual General Meeting
Ticker Symbol	1326 TT	Meeting Date	17-Jun-2011
ISIN	TW0001326007	Agenda	703093740 - Management
City	TAIPEI	Holding Recon Date	18-Apr-2011
Country	Taiwan, Province of China	Vote Deadline Date	13-Jun-2011
SEDOL(s)	6348715	Quick Code

Item	Proposal	Type	Vote	For/Against Management
CMMT
PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING ID 800529 DUE TO ADDITION OF-RESOLUTIONS. ALL VOTES RECEIVED ON THE PREVIOUS MEETING WILL BE DISREGARDED AN-D YOU WILL NEED TO REINSTRUCT ON THIS MEETING NOTICE. THANK YOU.
Non-Voting
CMMT
PLEASE NOTE THAT IN CASES WHERE THE CLIENT INSTRUCTS US TO VOTE AGAINST ANY PR-OPOSAL TO BE DISCUSSED AT A SHAREHOLDERS MEETING AND THE VOTING WITH RESPECT T-O SUCH PROPOSAL IS DONE BY BALLOT, WE OR OUR DESIGNEE WILL FILL OUT THE BALLOT-IN RESPECT OF SUCH PROPOSAL IN ACCORDANCE WITH THE CLIENTS INSTRUCTIONS. HOWE-VER, IF THE VOTING AT THE SHAREHOLDERS MEETING IS DONE BY ACCLAMATION, WE/OUR-DESIGNEE WILL NOT TAKE ANY ACTION IN RESPECT OF THE RELEVANT PROPOSAL. THANK Y-OU
Non-Voting
1.1	The 2010 business operations	Non-Voting
1.2	The 2010 audited reports	Non-Voting
1.3	The director resigns his commission	Non-Voting
1.4	The status of the local unsecured corporate bonds	Non-Voting
2.1	The 2010 financial statements	Management	For	For
2.2	The 2010 profit distribution. (Proposed cash dividend: TWD 7.5 per share.)	Management	For	For
2.3	The revision to the rules of shareholder meeting	Management	Abstain	Against
3	Other issues and extraordinary motions	Management	Abstain	For

MONGOLIAN MNG CORP
Security	G6264V102	Meeting Type	Annual General Meeting
Ticker Symbol	975 HK	Meeting Date	21-Jun-2011
ISIN	KYG6264V1023	Agenda	703091051 - Management
City	HONG KONG	Holding Recon Date	15-Jun-2011
Country	Cayman Islands	Vote Deadline Date	16-Jun-2011
SEDOL(s)	B4N0VG7 - B4ZC5R0 - B501GL0	Quick Code

Item	Proposal	Type	Vote	For/Against Management
CMMT
PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING ID 802612 DUE TO DELETION OF-RESOLUTION. ALL VOTES RECEIVED ON THE PREVIOUS MEETING WILL BE DISREGARDED AND-YOU WILL NEED TO REINSTRUCT ON THIS MEETING NOTICE. THANK YOU.
Non-Voting
CMMT	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' FOR-ALL RESOLUTIONS. THANK YOU.	Non-Voting
CMMT
PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/20110428/LTN2 0110428386.pdf, h- ttp://www.hkexnews.hk/listedco/listconews/sehk/20110519/LTN20 110519332.pdf
Non-Voting
1	To consider and adopt the audited consolidated financial statements, the Company's audited financial statements and the reports of the directors and of the auditor for the year ended 31 December 2010	Management	For	For
2.a	To re-elect Mr. Odjargal Jambaljamts as executive director	Management	For	For
2.b	To re-elect Dr. Battsengel Gotov as executive director	Management	For	For
2.c	To re-elect Mr. Batsaikhan Purev as non-executive director	Management	For	For
2.d	To re-elect Mr. Enkh-Amgalan Luvsantseren as non-executive director	Management	For	For
2.e	To re-elect Mr. Gantumur Lingov as non-executive director	Management	For	For
2.f	To authorise the board of directors to fix the remuneration ofdirectors for the year ending 31 December 2011	Management	For	For
3	To re-appoint KPMG as auditor and to authorise the board of directors to fix auditor's remuneration	Management	For	For
4	To grant a general mandate to the directors to allot, issue and deal with additional shares of the Company not exceeding 20% of the issued share capital of the Company	Management	For	For
5	To grant a general mandate to the directors to repurchase the Company's own shares not exceeding 10% of the issued share capital of the Company	Management	For	For
6	To extend the general mandate granted to the directors to allot, issue and deal with additional shares by the number of shares repurchased by the Company	Management	For	For

JSC MMC NORILSK NICKEL
Security	46626D108	Meeting Type	Annual General Meeting
Ticker Symbol	MNOD LI	Meeting Date	21-Jun-2011
ISIN	US46626D1081	Agenda	703112944 - Management
City	MOSCOW	Holding Recon Date	16-May-2011
Country	Russian Federation	Vote Deadline Date	08-Jun-2011
SEDOL(s)	2768243 - 7152443 - B114RK6 - B54SPL0	Quick Code

Item	Proposal	Type	Vote	For/Against Management
1	To approve MMC Norilsk Nickel's 2010 Annual Report	Management	For	For
2	To approve MMC Norilsk Nickel's 2010 Annual Accounting Statements including Profit and Loss Statement	Management	For	For
3
To approve distribution of MMC Norilsk Nickel's profits and losses for 2010 in accordance with recommendations of the Board of Directors of MMC Norilsk Nickel containing the Board's opinion regarding the issues included in the agenda of AGM of 21 June 2011. And to pay dividends on ordinary registered shares of MMC Norilsk Nickel for the year 2010 in the amount of RUB 180 per ordinary share
		Management	For	For
CMMT
PLEASE NOTE THAT CUMULATIVE VOTING APPLIES TO THIS RESOLUTION REGARDING THE EL-ECTION OF DIRECTORS. STANDING INSTRUCTIONS HAVE BEEN REMOVED FOR THIS MEETING.-PLEASE NOTE THAT ONLY A VOTE "FOR" THE DIRECTOR WILL BE CUMULATED. PLEASE CON-TACT YOUR CLIENT SERVICE REPRESENTATIVE IF YOU HAVE ANY QUESTIONS.
Non-Voting
4.1	To elect the following member to the Board of Directors: Aiken Philip S.	Management	For	For
4.2	To elect the following member to the Board of Directors: Banda Enos Ned	Management	For	For
4.3	To elect the following member to the Board of Directors: Barbashev Sergey Valentinovich	Management	For	For
4.4	To elect the following member to the Board of Directors: Bashkirov Alexey Vladimirovich	Management	For	For
4.5	To elect the following member to the Board of Directors: Bebchuk Lucian Arye	Management	For	For
4.6	To elect the following member to the Board of Directors: Bougrov Andrey Yevgenievich	Management	Abstain	Against
4.7	To elect the following member to the Board of Directors: Wilkinson Terence Anthony	Management	Abstain	Against
4.8	To elect the following member to the Board of Directors: Voytovich Olga Valeryevna	Management	Abstain	Against
4.9	To elect the following member to the Board of Directors: Voloshin Alexander Stalievich	Management	Abstain	Against
4.10	To elect the following member to the Board of Directors: Volynets Artem Olegovich	Management	Abstain	Against
4.11	To elect the following member to the Board of Directors: Godsell Robert Michael	Management	Abstain	Against
4.12	To elect the following member to the Board of Directors: Deripaska Oleg Vladimirovich	Management	Abstain	Against
4.13	To elect the following member to the Board of Directors: Dauphin Claude	Management	Abstain	Against
4.14	To elect the following member to the Board of Directors:Zakharova Marianna Alexandrovna	Management	Abstain	Against
4.15	To elect the following member to the Board of Directors: Zelkova Larisa Gennadievna	Management	Abstain	Against
4.16	To elect the following member to the Board of Directors: Kantorovich Vladimir Daniilovich	Management	Abstain	Against
4.17	To elect the following member to the Board of Directors: Karmanny Ruslan Vladimirovich	Management	Abstain	Against
4.18	To elect the following member to the Board of Directors: Klishas Andrey Alexandrovich	Management	Abstain	Against
4.19	To elect the following member to the Board of Directors: Collins Simon Matthew	Management	Abstain	Against
4.20	To elect the following member to the Board of Directors: Mills Bradford Alan	Management	Abstain	Against
4.21	To elect the following member to the Board of Directors: Mishakov Stalbek Stepanovich	Management	Abstain	Against
4.22	To elect the following member to the Board of Directors: Moshiri Ardavan	Management	Abstain	Against
4.23	To elect the following member to the Board of Directors: Pivovarchuk Oleg Modestovich	Management	Abstain	Against
4.24	To elect the following member to the Board of Directors: Sokov Maxim Mikhailovich	Management	Abstain	Against
4.25	To elect the following member to the Board of Directors: Strzhalkovsky Vladimir Igorevich	Management	Abstain	Against
CMMT
PLEASE NOTE THAT ALTHOUGH THERE ARE 7 CANDIDATES TO BE ELECTED AS MEMBERS OF T-HE REVISION COMMISSION, THERE ARE ONLY 5 VACANCIES AVAILABLE TO BE FILLED AT T-HE MEETING. THE STANDING INSTRUCTIONS FOR THIS MEETING WILL BE DISABLED AND, I-F YOU CHOOSE, YOU ARE REQUIRED TO VOTE FOR ONLY 5 OF THE 7 MEMBERS. THANK YOU.
Non-Voting
5.1	To elect the following member to the Revision Commission: Voznenko Petr Valerievich	Management	For	For
5.2	To elect the following member to the Revision Commission: Golobova Natalia Vladimirovna	Management	For	For
5.3	To elect the following member to the Revision Commission: Kargachov Alexey Anatolievich	Management	For	For
5.4	To elect the following member to the Revision Commission: Pershinkov Dmitry Viktorovich	Management	For	For
5.5	To elect the following member to the Revision Commission: Potarina Tatiana Vasilievna	Management
5.6	To elect the following member to the Revision Commission: Sirotkina Tamara Alexandrovna	Management
5.7	To elect the following member to the Revision Commission: Khodasevich Sergey Georgievich	Management	For	For
6	To approve Rosexpertiza LLC as Auditor of MMC Norilsk Nickel's 2011 Russian accounting statements	Management	For	For
7.1
1. To establish that the basic amount of remuneration to be paid to an Independent Director shall be USD 62,500 per quarter (to be paid in Russian Roubles at the exchange rate fixed by the Bank of Russia on the last working day of the reporting quarter). The amount shown above shall be net of taxes imposed under the current laws of the Russian Federation. And that their expenses in the amount of up to RUB 2,000,000 a year shall be reimbursed upon presentation of documental proof. 2. If an Independent Director presides over a Board Committee (Committees), the additional remuneration in the amount of USD 31,250 per quarter shall be paid to such Independent Director for each of the
		Management	For	For

Committees, over which he/she presides (to be paid in RussianRoubles at the exchange rate fixed by the Bank of Russia on thelast working day of the reporting quarter). The amount shownabove shall be net of taxes imposed under the current laws of theRussian Federation. 3. If the Chairman of the Board of Directors isan Independent Director, the basic amount of remuneration to bepaid to such Director shall be USD 2,500,000 a year, which will bepaid in Roubles at the rate set by the Bank of Russia for the lastworking day of the reporting quarter. The above mentionedamount shall be a gross amount before taxes and charges. 4. Ifthe Chairman of the Board of Directors is an Independent Director,the annual bonus in the amount of USD 3,000,000 a year shall bepaid to such Director in Roubles at the rate set by the Bank ofRussia for the last working day of the reporting quarter. Theamount shown above shall be a gross amount before taxes andcharges. 5. Remuneration amount mentioned in Point 1 of thisresolution shall be paid in the period from June 21, 2011 to thedate, on which the term of the respective Independent Director willend. 6. Remuneration amount mentioned in Point 2 of thisresolution shall be paid in the period from the election of anIndependent Director as the Chairman of a Committee until he/sheceases to carry out his/her professional duties as the Chairman ofthe Committee. 7. Remuneration amount mentioned in Points 3and p. 4 of this resolution shall be paid in the period from theelection of an Independent Director as the Chairman of the Boardof Directors until he/she ceases to carry out his/her professionalduties as Chairman of the Board of Directors

7.2	To approve the OJSC MMC Norilsk Nickel Independent Directors Remuneration Program-Options Plan	Management	For	For
8
The value of property involved in the interrelated transactions on indemnification of members of OJSC MMC Norilsk Nickel's Board of Directors and Management Board for damages that they may suffer in connection with their duties on the respective Boards shall amount to the sum not exceeding USD 115,000,000 (one hundred fifteen million US dollars) for each transaction
		Management	Against	Against
9
To approve interrelated transactions, which are interested party transactions for all members of OJSC MMC Norilsk Nickel's Board of Directors and Management Board, subject of which is an obligation of OJSC MMC Norilsk Nickel to indemnify members of the Board of Directors and Management Board for damages that they may suffer in connection with their appointment to corresponding positions, in the amount not exceeding USD 115,000,000 (one hundred fifteen million US dollars) for each member
		Management	Against	Against
10
The price of services related to indemnification insurance of members of OJSC MMC Norilsk Nickel's Board of Directors and Management Board in the amount of USD 200,000,000 (two hundred million US dollars) and additional USD 6,000,000 (six million US dollars) coverage for Independent Directors, as well as the limit of USD 25,000,000 (twenty five million) for additional coverage of the principal agreement, not to exceed USD 1,200,000 (one million two hundred thousand)
		Management	Abstain	Against
11
To approve the interrelated transaction, to which all members of OJSC MMC Norilsk Nickel's Board of Directors and Management Board are interested parties and the subject of which is the obligation of OJSC MMC Norilsk Nickel to indemnify members of OJSC MMC Norilsk Nickel's Board of Directors and Management Board acting as beneficiaries for the transaction, with a Russian insurance company for the term of 12 months and with the indemnification limit of USD 200,000,000 (two hundred million US dollars), and the limit of USD 6,000,000 in excess of the total limit for Independent Directors, and the limit of USD 25,000,000 (twenty five million) for additional coverage of the principal agreement, at the premium not exceeding USD 1,200,000 (one million two hundred thousand)
		Management	Abstain	Against

MAGNIT OJSC
Security	55953Q202	Meeting Type	Annual General Meeting
Ticker Symbol	MGNT LI	Meeting Date	23-Jun-2011
ISIN	US55953Q2021	Agenda	703105026 - Management
City	KRASNODAR	Holding Recon Date	06-May-2011
Country	Russian Federation	Vote Deadline Date	14-Jun-2011
SEDOL(s)	B2QKYZ0 - B2R68G6	Quick Code

Item	Proposal	Type	Vote	For/Against Management
1	Ratification of the annual report, annual accounting report including the profit and loss statements of OJSC "Magnit"	Management	For	For
2	Distribution of profit and loss of OJSC "Magnit" following the 2010 financial year results	Management	For	For
3	Payment of dividends on OJSC "Magnit" shares following the 1Q 2011 results	Management	For	For
CMMT
PLEASE NOTE THAT CUMULATIVE VOTING APPLIES TO THIS RESOLUTION REGARDING THE-ELECTION OF DIRECTORS. STANDING INSTRUCTIONS HAVE BEEN REMOVED FOR THIS-MEETING. PLEASE NOTE THAT ONLY A VOTE "FOR" THE DIRECTOR WILL BE CUMULATED.-PLEASE CONTACT YOUR CLIENT SERVICE REPRESENTATIVE IF YOU HAVE ANY QUESTIONS.
Non-Voting
4.1	Election of the OJSC "Magnit" Board of Director: Andrey Aroutunyan	Management	For	For
4.2	Election of the OJSC "Magnit" Board of Director: Valeriy Butenko	Management	For	For
4.3	Election of the OJSC "Magnit" Board of Director: Sergey Galitskiy	Management	For	For
4.4	Election of the OJSC "Magnit" Board of Director: Khachatur Pombukhchan	Management	For	For
4.5	Election of the OJSC "Magnit" Board of Director: Aslan Shkhachemukov	Management	For	For
4.6	Election of the OJSC "Magnit" Board of Director: Alexander Zayonts	Management	For	For
4.7	Election of the OJSC "Magnit" Board of Director: Alexey Makhnev	Management	For	For
5.1	Election of the OJSC "Magnit" Revision committee: Roman Efimenko	Management	For	For
5.2	Election of the OJSC "Magnit" Revision committee: Angela Udovichenko	Management	For	For
5.3	Election of the OJSC "Magnit" Revision committee: Denis Fedotov	Management	For	For
6	Approval of the Auditor of OJSC "Magnit"	Management	For	For
7	Approval of the IFRS Auditor of OJSC "Magnit"	Management	For	For
8	Election of the Counting Board of OJSC "Magnit"	Management	For	For
9.1	Approval of the major related party transactions	Management	For	For
9.2	Approval of the major related party transactions	Management	For	For
9.3	Approval of the major related party transactions	Management	Abstain	Against
10.1	Approval of the related party transactions	Management	Abstain	Against
10.2	Approval of the related party transactions	Management	Abstain	Against
10.3	Approval of the related party transactions	Management	Abstain	Against
10.4	Approval of the related party transactions	Management	Abstain	Against
10.5	Approval of the related party transactions	Management	Abstain	Against
CMMT
PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE IN SPLIT AND PARTIAL VOTING-OPTIONS. IF YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS PRO-XY FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK YOU.
Non-Voting

SURGUTNEFTEGAZ JSC
Security	868861204	Meeting Type	Annual General Meeting
Ticker Symbol	SGGD LI	Meeting Date	24-Jun-2011
ISIN	US8688612048	Agenda	703115875 - Management
City	TBD	Holding Recon Date	13-May-2011
Country	Russian Federation	Vote Deadline Date	13-Jun-2011
SEDOL(s)	2810144 - 5232767 - B01WHG9 - B5513G9	Quick Code

Item	Proposal	Type	Vote	For/Against Management
1	To approve OJSC "Surgutneftegas" annual report for 2010	Management	For	For
2	To approve annual accounting statements of OJSC "Surgutneftegas", including profit and loss statement for 2010	Management	For	For
3
To approve the distribution of profit (loss) of OJSC "Surgutneftegas" for 2010. To declare dividend payment for 2010: for a preferred share of OJSC "Surgutneftegas" - 1.18 rubles, for an ordinary share of OJSC "Surgutneftegas" - 0.5 rubles; dividend payment shall be carried out in accordance with the procedure recommended by the Board of Directors. The date when dividend payment is commenced is July 01, 2011. The date when dividend payment is terminated is August 23, 2011
		Management	For	For
CMMT
PLEASE NOTE THAT CUMULATIVE VOTING APPLIES TO THIS RESOLUTION REGARDING THE-ELECTION OF DIRECTORS. STANDING INSTRUCTIONS HAVE BEEN REMOVED FOR THIS-MEETING. PLEASE NOTE THAT ONLY A VOTE "FOR" THE DIRECTOR WILL BE CUMULATED.-PLEASE CONTACT YOUR CLIENT SERVICE REPRESENTATIVE IF YOU HAVE ANY QUESTIONS
Non-Voting
4.1	To elect the following person to OJSC "Surgutneftegas" Board of Directors: Ananiev Sergei Alekseevich	Management	For	For
4.2	To elect the following person to OJSC "Surgutneftegas" Board of Directors: Bogdanov Vladimir Leonidovich	Management	For	For
4.3	To elect the following person to OJSC "Surgutneftegas" Board of Directors: Bulanov Alexander Nikolaevich	Management	For	For
4.4	To elect the following person to OJSC "Surgutneftegas" Board of Directors: Gorbunov Igor Nikolaevich	Management	For	For
4.5	To elect the following person to OJSC "Surgutneftegas" Board of Directors: Druchinin Vladislav Egorovich	Management	For	For
4.6	To elect the following person to OJSC "Surgutneftegas" Board of Directors: Egorov Oleg Yurievich	Management	For	For
4.7	To elect the following person to OJSC "Surgutneftegas" Board of Directors: Erokhin Vladimir Petrovich	Management	For	For
4.8	To elect the following person to OJSC "Surgutneftegas" Board of Director: Matveev Nikolai Ivanovich	Management	For	For
4.9	To elect the following person to OJSC "Surgutneftegas" Board of Directors: Medvedev Nikolai Yakovlevich	Management	For	For
4.10	To elect the following person to OJSC "Surgutneftegas" Board of Directors: Rezyapov Alexander Filippovich	Management	For	For
5.1	To elect the following person to the Auditing Committee of OJSC "Surgutneftegas: Komarova Valentina Panteleevna	Management	For	For
5.2	To elect the following person to the Auditing Committee of OJSC "Surgutneftegas: Oleynik Tamara Fedorovna	Management	For	For
5.3	To elect the following person to the Auditing Committee of OJSC "Surgutneftegas: Pozdnyakova Vera Aleksandrovna	Management	For	For
6	To approve Limited Liability Company "Rosekspertiza" as the Auditor of OJSC "Surgutneftegas" for 2011	Management	For	For
7
To approve transactions which may be conducted in the future between OJSC "Surgutneftegas" and its affiliated parties in the course of general business activity of OJSC "Surgutneftegas", provided that the above-mentioned transactions comply with the following requirements: the transaction is aimed at performing the types of activities stipulated by the Charter of OJSC "Surgutneftegas", and the amount of transaction is within the amount of the transaction the individual executive body of OJSC "Surgutneftegas" is entitled to perform in compliance with the Federal Law "On Joint Stock Companies". This resolution remains valid till the OJSC "Surgutneftegas" Annual General Shareholders' Meeting for 2011
		Management	For	For

MEGA FINANCIAL HOLDING COMPANY
Security	Y59456106	Meeting Type	Annual General Meeting
Ticker Symbol	2886 TT	Meeting Date	28-Jun-2011
ISIN	TW0002886009	Agenda	703142480 - Management
City	TAIPEI	Holding Recon Date	29-Apr-2011
Country	Taiwan, Province of China	Vote Deadline Date	22-Jun-2011
SEDOL(s)	6444066 - B06P7N0	Quick Code

Item	Proposal	Type	Vote	For/Against Management
CMMT
PLEASE NOTE THAT IN CASES WHERE THE CLIENT INSTRUCTS US TO VOTE AGAINST ANY-PROPOSAL TO BE DISCUSSED AT A SHAREHOLDERS MEETING AND THE VOTING WITH-RESPECT TO SUCH PROPOSAL IS DONE BY BALLOT, WE OR OUR DESIGNEE WILL FILL OUT-THE BALLOT IN RESPECT OF SUCH PROPOSAL IN ACCORDANCE WITH THE CLIENTS-INSTRUCTIONS. HOWEVER, IF THE VOTING AT THE SHAREHOLDERS MEETING IS DONE BY- ACCLAMATION, WE/OUR DESIGNEE WILL NOT TAKE ANY ACTION IN RESPECT OF THE-RELEVANT PROPOSAL. THANK YOU
Non-Voting
A.1	The 2010 business operations	Non-Voting
A.2	The 2010 audited reports	Non-Voting
A.3	The advocacy of regarding laws and regulations focus on the same person or-the same related party who intends to hold over the designated rate of total-voting share of the same FHC	Non-Voting
B.1	The 2010 business reports and financial statements	Management	For	For
B.2	The 2010 profit distribution. Proposed cash dividend: TWD 0.9 per share	Management	For	For
B.3	The issuance of new shares from retained earnings. Proposed stock dividend: 20 for 1,000 SHS held	Management	For	For
B.4	The revision to the articles of incorporation	Management	Abstain	Against
B.5	The proposal to release the prohibition on directors from participation in competitive business	Management	For	For
B.6	Extraordinary motions	Management	Abstain	For

URALKALI JSC
Security	91688E206	Meeting Type	Annual General Meeting
Ticker Symbol	URKA LI	Meeting Date	29-Jun-2011
ISIN	US91688E2063	Agenda	703171102 - Management
City	TBD	Holding Recon Date	24-May-2011
Country	Russian Federation	Vote Deadline Date	20-Jun-2011
SEDOL(s)	B1FLM08 - B28RV47 - B3K5JF3 - B55DM13	Quick Code

Item	Proposal	Type	Vote	For/Against Management
1	To approve the procedure of the Annual General Meeting of Shareholders of OJSC "Uralkali"	Management	For	For
2	To approve the annual report of OJSC "Uralkali" for the year 2010	Management	For	For
3	To approve the annual financial statements of OJSC "Uralkali" for the year 2010	Management	For	For
4
To approve the distribution of profits of OJSC "Uralkali" based on the results of the year 2010 as follows: 1. To pay dividends based on the results of the year 2010 in the amount of 4.55 rubles per each ordinary share of OJSC "Uralkali". 2. Not to pay remuneration to the members of the Revision Commission as provided by the Regulations on the Revision Commission of OJSC "Uralkali". To pay the members of the Revision Commission remuneration in the amount of 287.4 thousand rubles. 3. Not to distribute the remainder of the profits and to record it in the books of the Company as undistributed profits
		Management	For	For
5.1	To elect the individual to the Revision Commission of OJSC "Uralkali": Natalia Zhuravleva	Management	For	For
5.2	To elect the individual to the Revision Commission of OJSC "Uralkali": Valery Lepekhin	Management	For	For
5.3	To elect the individual to the Revision Commission of OJSC "Uralkali": Alexandra Orlova	Management	For	For
5.4	To elect the individual to the Revision Commission of OJSC "Uralkali": Natalia Prokopova	Management	For	For
5.5	To elect the individual to the Revision Commission of OJSC "Uralkali": Elena Radaeva	Management	For	For
6
To approve the Closed Joint Stock Company"PricewaterhouseCoopers Audit" as the auditor of the financialstatements of OJSC "Uralkali" prepared in compliance with theInternational Financial Reporting Standards (IFRS) for the year 2011
		Management	For	For
7
To approve the Company "Bukhgalterskiye Auditorskiye Traditsii- Audit" (LLC Auditor Firm "BAT-Audit") as the auditor of the financial statements of OJSC "Uralkali" prepared in compliance with the Russian Standards of Accounting (RSA) for the year 2011
		Management	For	For
8	To ratify the new edition of the Regulations on the General Meeting of Shareholders of OJSC "Uralkali"	Management	For	For
9	To ratify the new edition of the Regulations on the Board of Directors of OJSC "Uralkali"	Management	For	For
10	To approve the amendments to the Regulations on Remuneration and Compensations paid to the members of the Board of Directors of OJSC "Uralkali"	Management	For	For
11	To terminate the membership of OJSC "Uralkali" in the non- commercial organization "All-Russian Association of Privatized and Private Enterprises"	Management	For	For
12	To terminate the membership of OJSC "Uralkali" in the non- commercial organization "Association of Fertilizer Producers"	Management	For	For
13	To terminate the membership of OJSC "Uralkali" in the non- commercial organization "Union of Producers and Exporters of Potash and Salt"	Management	For	For
14.1
To approve the conclusion of contractor agreements (including agreements for project and research works), agreements for services on a non-gratis basis, agreements to conduct scientific and research works, testing and construction and technological works between OJSC "Uralkali" (Customer) and the Open Joint Stock Company "Ural Scientific and Research Project Institute of Galurgia" (Contractor) as interested-party transactions which may be concluded in the future in the course of ordinary business of OJSC "Uralkali" and to establish the maximum value of the indicated transactions as 1,200 million rubles
		Management	For	For
14.2
To approve the conclusion of contractor agreements (including agreements for project and research works), agreements for services on a non-gratis basis, agreements to conduct scientific and research works, testing and construction and technological works between OJSC "Uralkali" (Customer) and the Closed Joint Stock Company "VNII Galurgii" (Contractor) as interested-party transactions which may be concluded in the future in the course of ordinary business of OJSC "Uralkali" and to establish the maximum value of the indicated transactions as 500 million rubles
		Management	For	For
14.3
To approve the conclusion of contractor agreements and agreements for the provision of services on a non-gratis basis between OJSC "Uralkali" (Customer) and the Limited Liability Company "Stroitelno-montazhny trust "Bereznikovskoye shakhtostroitelnoye upravleniye" (Contractor) as interested-party transactions which may be concluded in the future in the course of ordinary business of OJSC "Uralkali" and to establish the maximum value of the indicated transactions as 4,500 million rubles
		Management	For	For
14.4
To approve the conclusion of contractor agreements and agreements for the provision of services on a non-gratis basis between OJSC "Uralkali" (Customer) and "Solikamsky Stroitelny Trust" (Contractor) as interested-party transactions which may be concluded in the future in the course of ordinary business of OJSC "Uralkali" and to establish the maximum value of the indicated transactions as 3,000 million rubles
		Management	For	For
14.5
To approve the conclusion of contractor agreements and agreements for the provision of services on a non-gratis basis between OJSC "Uralkali" (Customer) and the Closed Joint-Stock Company "Novaya Nedvizhimost" (Contractor) as interested-party transactions which may be concluded in the future in the course of ordinary business of OJSC "Uralkali" and to establish the maximum value of the indicated transactions as 320 million rubles
		Management	For	For
14.6
To approve the conclusion of contractor agreements andagreements for the provision of services on a non-gratis basisbetween OJSC "Uralkali" (Customer) and the Open Joint StockCompany "Baltiysky Balkerny Terminal" (Contractor) asinterested-party transactions which may be concluded in the futurein the course of ordinary business of OJSC "Uralkali" and toestablish the maximum value of the indicated transactions as1,400 million rubles
		Management	For	For
14.7
To approve the conclusion of contractor agreements and agreements for the provision of services on a non-gratis basis between OJSC "Uralkali" (Customer) and the Limited Liability Company "Wagon Depot Balakhontsy" (Contractor) as interested- party transactions which may be concluded in the future in the course of ordinary business of OJSC "Uralkali" and to establish the maximum value of the indicated transactions as 1,800 million rubles
		Management	For	For
14.8
To approve the conclusion of contractor agreements and agreements for the provision of services on a non-gratis basis between OJSC "Uralkali" (Contractor) and the Limited Liability Company "Wagon Depot Balakhontsy" (Customer) as interested- party transactions which may be concluded in the future in the course of ordinary business of OJSC "Uralkali" and to establish the maximum value of the indicated transactions as 30 million rubles
		Management	For	For
14.9
To approve the conclusion of agreements for the provision of services on a non-gratis basis between OJSC "Uralkali" (Customer) and the Closed Joint Stock Company "Registrator Intrako" (Contractor) as interested-party transactions which may be concluded in the future in the course of ordinary business of OJSC "Uralkali" and to establish the maximum value of the indicated transactions as 10 million rubles
		Management	For	For
14.10
To approve the conclusion of agreements for the provision of services on a non-gratis basis between OJSC "Uralkali" (Customer) and the Limited Liability Company "Polyclinic Uralkali- Med" (Contractor) as interested-party transactions which may be concluded in the future in the course of ordinary business of OJSC "Uralkali" and to establish the maximum value of the indicated transactions as 70 million rubles
		Management	For	For
14.11
To approve the conclusion of agreements for the provision of services on a non-gratis basis between OJSC "Uralkali" (Contractor) and the Limited Liability Company "Polyclinic Uralkali- Med" (Customer) as interested-party transactions which may be concluded in the future in the course of ordinary business of OJSC "Uralkali" and to establish the maximum value of the indicated transactions as 1 million rubles
		Management	For	For
14.12
To approve the conclusion of agreements for the provision of services on a non-gratis basis between OJSC "Uralkali" (Customer) and the Closed Joint Stock Company "Avtrotranskali" (Contractor) as interested-party transactions which may be concluded in the future in the course of ordinary business of OJSC "Uralkali" and to establish the maximum value of the indicated transactions as 1,300 million rubles
		Management	For	For
14.13
To approve the conclusion of agreements for the provision of services on a non-gratis basis between OJSC "Uralkali" (Contractor) and the Closed Joint Stock Company "Avtrotranskali" (Customer) as interested-party transactions which may be concluded in the future in the course of ordinary business of OJSC "Uralkali" and to establish the maximum value of the indicated transactions as 1 million rubles
		Management	For	For
14.14
To approve the conclusion of contractor agreements and agreements for the provision of services on a non-gratis basis between OJSC "Uralkali" (Customer) and the Limited Liability Company "Satellite-Service" (Contractor) as interested-party transactions which may be concluded in the future in the course of ordinary business of OJSC "Uralkali" and to establish the maximum value of the indicated transactions as 250 million rubles
		Management	For	For
14.15
To approve the conclusion of contractor agreements and agreements for the provision of services on a non-gratis basis between OJSC "Uralkali" (Contractor) and the Limited Liability Company "Satellite-Service" (Customer) as interested-party transactions which may be concluded in the future in the course of ordinary business of OJSC "Uralkali" and to establish the maximum value of the indicated transactions as 5 million rubles
		Management	For	For
14.16
To approve the conclusion of agreements for the provision ofservices on a non-gratis basis between OJSC "Uralkali"(Customer) and the Limited Liability Company "Media-Sphera"(Contractor) as interested-party transactions which may beconcluded in the future in the course of ordinary business of OJSC"Uralkali" and to establish the maximum value of the indicatedtransactions as 1 million rubles
		Management	For	For
14.17
To approve the conclusion of agreements for the provision of services on a non-gratis basis between OJSC "Uralkali" (Contractor) and the Limited Liability Company "SP Kama" (Customer) as interested-party transactions which may be concluded in the future in the course of ordinary business of OJSC "Uralkali" and to establish the maximum value of the indicated transactions as 0.1 million rubles
		Management	For	For
14.18
To approve the conclusion of agreements for the provision of services on a non-gratis basis between OJSC "Uralkali" (Customer) and the Limited Liability Company "Vodokanal" (Contractor) as interested-party transactions which may be concluded in the future in the course of ordinary business of OJSC "Uralkali" and to establish the maximum value of the indicated transactions as 0.1 million rubles
		Management	For	For
14.19
To approve the conclusion of contractor agreements and agreements for the provision of services on a non-gratis basis between OJSC "Uralkali" (Customer) and the Limited Liability Company "Security agency "Sheriff-Berezniki" (Contractor) as interested-party transactions which may be concluded in the future in the course of ordinary business of OJSC "Uralkali" and to establish the maximum value of the indicated transactions as 285 million rubles
		Management	For	For
14.20
To approve the conclusion of contractor agreements and agreements for the provision of services on a non-gratis basis between OJSC "Uralkali" (Customer) and the Open Joint Stock Company "Solikamsky Magnievy Zavod" (Contractor) as interested-party transactions which may be concluded in the future in the course of ordinary business of OJSC "Uralkali" and to establish the maximum value of the indicated transactions as 30 million rubles
		Management	For	For
14.21
To approve the conclusion of agreements for the provision of services on a non-gratis basis between OJSC "Uralkali" (Customer) and the Limited Liability Company "Solikamskavto" (Contractor) as interested-party transactions which may be concluded in the future in the course of ordinary business of OJSC "Uralkali" and to establish the maximum value of the indicated transactions as 55 million rubles
		Management	For	For
14.22
To approve the conclusion of sale and purchase agreements between OJSC "Uralkali" (Buyer) and "Solikamsky Stroitelny Trust" (Seller) as interested-party transactions which may be concluded in the future in the course of ordinary business of OJSC "Uralkali" and to establish the maximum value of the indicated transactions as 175 million rubles
		Management	For	For
14.23
To approve the conclusion of sale and purchase agreements between OJSC "Uralkali" (Seller) and the Limited Liability Company "Wagon Depot Balakhontsy" (Buyer) as interested-party transactions which may be concluded in the future in the course of ordinary business of OJSC "Uralkali" and to establish the maximum value of the indicated transactions as 135 million rubles
		Management	For	For
14.24
To approve the conclusion of sale and purchase agreements between OJSC "Uralkali" (Seller) and the Limited Liability Company "Polyclinic Uralkali-Med" (Buyer) as interested-party transactions which may be concluded in the future in the course of ordinary business of OJSC "Uralkali" and to establish the maximum value of the indicated transactions as 1 million rubles
		Management	For	For
14.25
To approve the conclusion of sale and purchase agreements between OJSC "Uralkali" (Buyer) and the Closed Joint Stock Company "Belarusian Potash Company" (Buyer) as interested- party transactions which may be concluded in the future in the course of ordinary business of OJSC "Uralkali" and to establish the maximum value of the indicated transactions as 40,000 million rubles
		Management	For	For
14.26
To approve the conclusion of sale and purchase agreementsbetween OJSC "Uralkali" (Seller) and the Limited LiabilityCompany Stroitelnomontazhny trust "Bereznikovskoyeshakhtostroitelnoye upravleniye" (Buyer) as interested-partytransactions which may be concluded in the future in the course ofordinary business of OJSC "Uralkali" and to establish themaximum value of the indicated transactions as 750 million rubles
		Management	For	For
14.27
To approve the conclusion of sale and purchase agreements between OJSC "Uralkali" (Buyer) and the Limited Liability Company Stroitelno-montazhny trust "Bereznikovskoye shakhtostroitelnoye upravleniye" (Seller) as interested-party transactions which may be concluded in the future in the course of ordinary business of OJSC "Uralkali" and to establish the maximum value of the indicated transactions as 25 million rubles
		Management	For	For
14.28
To approve the conclusion of sale and purchase agreements between OJSC "Uralkali" (Seller) and the Closed Joint Stock Company "Avtotranskali" (Buyer) as interested-party transactions which may be concluded in the future in the course of ordinary business of OJSC "Uralkali" and to establish the maximum value of the indicated transactions as 500 million rubles
		Management	For	For
14.29
To approve the conclusion of sale and purchase agreements between OJSC "Uralkali" (Seller) and the Limited Liability Company "Satellite- Service" (Buyer) as interested-party transactions which may be concluded in the future in the course of ordinary business of OJSC "Uralkali" and to establish the maximum value of the indicated transactions as 10 million rubles
		Management	For	For
14.30
To approve the conclusion of sale and purchase agreements between OJSC "Uralkali" (Buyer) and the Limited Liability Company "Satellite- Service" (Seller) as interested-party transactions which may be concluded in the future in the course of ordinary business of OJSC "Uralkali" and to establish the maximum value of the indicated transactions as 50 million rubles
		Management	For	For
14.31
To approve the conclusion of sale and purchase agreements between OJSC "Uralkali" (Seller) and the Limited Liability Company "Media- Sphera" (Buyer) as interested-party transactions which may be concluded in the future in the course of ordinary business of OJSC "Uralkali" and to establish the maximum value of the indicated transactions as 0.1 million rubles
		Management	For	For
14.32
To approve the conclusion of sale and purchase agreements between OJSC "Uralkali" (Seller) and the Limited Liability Company "Vodokanal" (Buyer) as interested-party transactions which may be concluded in the future in the course of ordinary business of OJSC "Uralkali" and to establish the maximum value of the indicated transactions as 15 million rubles
		Management	For	For
14.33
To approve the conclusion of sale and purchase agreements between OJSC "Uralkali" (Buyer) and the Limited Liability Company "Vodokanal" (Seller) as interested-party transactions which may be concluded in the future in the course of ordinary business of OJSC "Uralkali" and to establish the maximum value of the indicated transactions as 10 million rubles
		Management	For	For
14.34
To approve the conclusion of sale and purchase agreements between OJSC "Uralkali" (Seller) and the Open Joint Stock Company "Solikamsky Magnievy Zavod" (Buyer) as interested- party transactions which may be concluded in the future in the course of ordinary business of OJSC "Uralkali" and to establish the maximum value of the indicated transactions as 400 million rubles
		Management	For	For
14.35
To approve the conclusion of rent agreements between OJSC "Uralkali" (Landlord) and the Open Joint Stock Company "Ural Scientific and Research Project Institute of Galurgia" (Tenant) as interested-party transactions which may be concluded in the future in the course of ordinary business of OJSC "Uralkali" and to establish the maximum value of the indicated transactions as 1 million rubles
		Management	For	For
14.36
To approve the conclusion of rent agreements between OJSC "Uralkali" (Tenant) and the Open Joint Stock Company "Ural Scientific and Research Project Institute of Galurgia" (Landlord) as interested-party transactions which may be concluded in the future in the course of ordinary business of OJSC "Uralkali" and to establish the maximum value of the indicated transactions as 1 million rubles
		Management	For	For
14.37
To approve the conclusion of rent agreements between OJSC"Uralkali" (Landlord) and the Closed Joint Stock Company"Solikamsky stroitelny trust" (Tenant) as interested-partytransactions which may be concluded in the future in the course ofordinary business of OJSC "Uralkali" and to establish themaximum value of the indicated transactions as 35 million rubles
		Management	For	For
14.38
To approve the conclusion of rent agreements between OJSC "Uralkali" (Landlord) and the Limited Liability Company "Silvinit- Transport" (Tenant) as interested-party transactions which may be concluded in the future in the course of ordinary business of OJSC "Uralkali" and to establish the maximum value of the indicated transactions as 1 million rubles
		Management	For	For
14.39
To approve the conclusion of rent agreements between OJSC "Uralkali" (Landlord) and the Limited Liability Company "Wagon Depot Balakhontsy" (Tenant) as interested-party transactions which may be concluded in the future in the course of ordinary business of OJSC "Uralkali" and to establish the maximum value of the indicated transactions as 100 million rubles
		Management	For	For
14.40
To approve the conclusion of rent agreements between OJSC "Uralkali" (Landlord) and the Limited Liability Company "Polyclinic Uralkali- Med"(Tenant) as interested-party transactions which may be concluded in the future in the course of ordinary business of OJSC "Uralkali" and to establish the maximum value of the indicated transactions as 30 million rubles
		Management	For	For
14.41
To approve the conclusion of rent agreements between OJSC "Uralkali" (Landlord) and the Limited Liability Company "Stroitelno- montazhny trust "Bereznikovskoye shakhtostroitelnoye upravleniye" (Tenant) as interested-party transactions which may be concluded in the future in the course of ordinary business of OJSC "Uralkali" and to establish the maximum value of the indicated transactions as 300 million rubles
		Management	For	For
14.42
To approve the conclusion of rent agreements between OJSC "Uralkali" (Landlord) and Closed Joint Stock Company "Avtotranskali" (Tenant) as interested-party transactions which may be concluded in the future in the course of ordinary business of OJSC "Uralkali" and to establish the maximum value of the indicated transactions as 200 million rubles
		Management	For	For
14.43
To approve the conclusion of rent agreements between OJSC "Uralkali" (Landlord) and the Limited Liability Company "Satellite- Service" (Tenant) as interested-party transactions which may be concluded in the future in the course of ordinary business of OJSC "Uralkali" and to establish the maximum value of the indicated transactions as 10 million rubles
		Management	For	For
14.44
To approve the conclusion of rent agreements between OJSC "Uralkali" (Landlord) and the Limited Liability Company "SP Kama" (Tenant) as interested-party transactions which may be concluded in the future in the course of ordinary business of OJSC "Uralkali" and to establish the maximum value of the indicated transactions as 12 million rubles
		Management	For	For
14.45
To approve the conclusion of rent agreements between OJSC "Uralkali" (Tenant) and the Limited Liability Company "SP Kama" (Landlord) as interested-party transactions which may be concluded in the future in the course of ordinary business of OJSC "Uralkali" and to establish the maximum value of the indicated transactions as 1 million rubles
		Management	For	For
14.46
To approve the conclusion of rent agreements between OJSC "Uralkali" (Landlord) and the Limited Liability Company "Security Agency "Sheriff-Berezniki" (Tenant) as interested-party transactions which may be concluded in the future in the course of ordinary business of OJSC "Uralkali" and to establish the maximum value of the indicated transactions as 3 million rubles
		Management	For	For
14.47
To approve the conclusion of rent agreements between OJSC "Uralkali" (Landlord) and the Closed Joint Stock Company "Novaya Nedvizhimost"(Tenant) as interested-party transactions which may be concluded in the future in the course of ordinary business of OJSC "Uralkali" and to establish the maximum value of the indicated transactions as 10 million rubles
		Management	For	For
14.48
To approve the conclusion of rent agreements between OJSC "Uralkali" (Landlord) and the Limited Liability Company "Vodokanal" (Tenant) as interested-party transactions which may be concluded in the future in the course of ordinary business of OJSC "Uralkali" and to establish the maximum value of the indicated transactions as 30 million rubles
		Management	For	For
14.49
To approve the conclusion of rent agreements between OJSC"Uralkali" (Landlord) and the Limited Liability Company InvestmentCompany "Silvinit-Resource" (Tenant) as interested-partytransactions which may be concluded in the future in the course ofordinary business of OJSC "Uralkali" and to establish themaximum value of the indicated transactions as 1 million rubles
		Management	For	For
14.50
To approve the conclusion of rent agreements between OJSC "Uralkali" (Landlord) and the Open Joint Stock Company "Kamskaya Gornaya Kompaniya" (Tenant) as interested-party transactions which may be concluded in the future in the course of ordinary business of OJSC "Uralkali" and to establish the maximum value of the indicated transactions as 1 million rubles
		Management	For	For
14.51
To approve the conclusion of rent agreements between OJSC "Uralkali" (Landlord) and the Open Joint Stock Company "Solikamsky Magnievy Zavod" (Tenant) as interested-party transactions which may be concluded in the future in the course of ordinary business of OJSC "Uralkali" and to establish the maximum value of the indicated transactions as 300 million rubles
		Management	For	For
14.52
To approve the conclusion of rent agreements between OJSC "Uralkali" (Tenant) and the Open Joint Stock Company "Solikamsky Magnievy Zavod" (Landlord) as interested-party transactions which may be concluded in the future in the course of ordinary business of OJSC "Uralkali" and to establish the maximum value of the indicated transactions as 10 million rubles
		Management	For	For
14.53
To approve the conclusion of rent agreements between OJSC "Uralkali" (Landlord) and the Open Joint Stock Company "Kopeysky Mashinostroitelny Zavod" (Tenant) as interested-party transactions which may be concluded in the future in the course of ordinary business of OJSC "Uralkali" and to establish the maximum value of the indicated transactions as 1 million rubles
		Management	For	For
14.54
To approve the conclusion of loan agreements between OJSC "Uralkali" (Lender) and the Closed Joint Stock Company "Solikasmky stroitelny trust" (Borrower) as interested-party transactions which may be concluded in the future in the course of ordinary business of OJSC "Uralkali" and to establish the maximum value of the indicated transactions as 50 million rubles
		Management	For	For
14.55
To approve the conclusion of loan agreements between OJSC "Uralkali" (Lender) and the Limited Liability Company "Polyclinic Uralkali- Med" (Borrower) as interested-party transactions which may be concluded in the future in the course of ordinary business of OJSC "Uralkali" and to establish the maximum value of the indicated transactions as 10 million rubles
		Management	For	For
14.56
To approve the conclusion of loan agreements between OJSC "Uralkali" (Lender) and the Limited Liability Company "SP Kama" (Borrower) as interested-party transactions which may be concluded in the future in the course of ordinary business of OJSC "Uralkali" and to establish the maximum value of the indicated transactions as 300 million rubles
		Management	For	For
14.57
To approve the conclusion of loan agreements between OJSC "Uralkali" (Lender) and the Open Joint Stock Company "Kamskaya Gornaya Kompaniya" (Borrower) as interested-party transactions which may be concluded in the future in the course of ordinary business of OJSC "Uralkali" and to establish the maximum value of the indicated transactions as 45,000 million rubles
		Management	For	For
14.58
To approve the conclusion of surety agreements between OJSC "Uralkali" (Guarantor) and the Open Joint Stock Company "Kamskaya Gornaya Kompaniya" (Debtor) as interested-party transactions which may be concluded in the future in the course of ordinary business of OJSC "Uralkali" and to establish the maximum value of the indicated transactions as 45,000 million rubles
		Management	For	For
14.59
To approve the conclusion of licensing agreements between OJSC "Uralkali" (Licensee) and the Limited Liability Company "Satellite- Service" (Licensor) as interested-party transactions which may be concluded in the future in the course of ordinary business of OJSC "Uralkali" and to establish the maximum value of the indicated transactions as 20 million rubles
		Management	For	For
14.60
To approve the making of contributions into the property of thefollowing subsidiaries of OJSC "Uralkali" by OJSC "Uralkali": (1)Limited Liability Company "Media-Sphera" and/or (2) LimitedLiability Company "Avtotranskali" and/or (3) Limited LiabilityCompany Investment Company "Silvinit-Resource" and/or (4)Limited Liability Company "Stroitelno-montazhny trust"Bereznikovskoye Shakhtostroitelnoye Upravleniye" and/or (5)Limited Liability Company "Wagon Depot Balakhontsy" and/or (6)Limited Liability Company "Polyclinic Uralkali-Med" and/or (7)Limited Liability Company "Satellite-Service" and/or (8) LimitedLiability Company "SP Kama" as interested-party transactionswhich may be concluded in the future in the course of ordinarybusiness of OJSC "Uralkali" and to establish the maximum valueof the indicated CONTD
		Management	For	For
CONT	CONTD transactions as 1,000 million rubles	Non-Voting
CMMT
PLEASE NOTE THAT CUMULATIVE VOTING APPLIES TO THIS RESOLUTION REGARDING THE-ELECTION OF DIRECTORS. STANDING INSTRUCTIONS HAVE BEEN REMOVED FOR THIS-MEETING. PLEASE NOTE THAT ONLY A VOTE "FOR" THE DIRECTOR WILL BE CUMULATED.-PLEASE CONTACT YOUR CLIENT SERVICE REPRESENTATIVE IF YOU HAVE ANY QUESTIONS.
Non-Voting
15.1	To elect the individual to the Board of Director of OJSC Uralkali: Vladislav Baumgertner	Management	For	For
15.2	To elect the individual to the Board of Director of OJSC Uralkali: Alexander Voloshin	Management	For	For
15.3	To elect the individual to the Board of Director of OJSC Uralkali: Pavel Grachev	Management	For	For
15.4	To elect the individual to the Board of Director of OJSC Uralkali: Anna Kolonchina	Management	For	For
15.5	To elect the individual to the Board of Director of OJSC Uralkali: Alexander Malakh	Management	For	For
15.6	To elect the individual to the Board of Director of OJSC Uralkali: Sir Robert John Margetts	Management	For	For
15.7	To elect the individual to the Board of Director of OJSC Uralkali: Alexander Mosionzhik	Management	For	For
15.8	To elect the individual to the Board of Director of OJSC Uralkali: Alexander Nesis	Management	For	For
15.9	To elect the individual to the Board of Director of OJSC Uralkali: Paul James Ostling	Management	For	For

JSC RUSHYDRO
Security	466294105	Meeting Type	Annual General Meeting
Ticker Symbol	HYDR LI	Meeting Date	30-Jun-2011
ISIN	US4662941057	Agenda	703172712 - Management
City	KRASNOYARSK TERRITORY	Holding Recon Date	23-May-2011
Country	Russian Federation	Vote Deadline Date	20-Jun-2011
SEDOL(s)	B3VSVH7 - B450L21 - B450MG2	Quick Code

Item	Proposal	Type	Vote	For/Against Management
1	To approve annual report of JSC "RusHydro" for 2010, annual accounting statements including profit and loss statement	Management	For	For
2
To approve the specified distribution of profits (losses) of JSC "RusHydro" according to the results of financial year 2010. To pay dividends on ordinary shares of JSC "RusHydro" according to the results of 2010 in the amount of 0.00860091 RUB. per one share
		Management	For	For
CMMT
PLEASE NOTE THAT CUMULATIVE VOTING APPLIES TO THIS RESOLUTION REGARDING THE-ELECTION OF DIRECTORS. STANDING INSTRUCTIONS HAVE BEEN REMOVED FOR THIS-MEETING. PLEASE NOTE THAT ONLY A VOTE "FOR" THE DIRECTOR WILL BE CUMULATED.-PLEASE CONTACT YOUR CLIENT SERVICE REPRESENTATIVE IF YOU HAVE ANY QUESTIONS.
Non-Voting
3.1	Election of a member of board of directors: Ballo Anatoly Borisovich	Management	For	For
3.2	Election of a member of board of directors: Beloborodov Sergey Sergeevich	Management	For	For
3.3	Election of a member of board of directors: Danilov-DanilyanViktor Ivanovich	Management	For	For
3.4	Election of a member of board of directors: Dod Evgeny Vyacheslavovich	Management	For	For
3.5	Election of a member of board of directors: Zimin Victor Mikhailovich	Management	Abstain	Against
3.6	Election of a member of board of directors: Kovalchuk Boris Yuryevich	Management	For	For
3.7	Election of a member of board of directors: Kudryavy Victor Vasilyevich	Management	Abstain	Against
3.8	Election of a member of board of directors: Kurtser Grigory Markovich	Management	For	For
3.9	Election of a member of board of directors: Lebedev Viktor Yuryevich	Management	For	For
3.10	Election of a member of board of directors: Malyshev Andrey Borisovich	Management	Abstain	Against
3.11	Election of a member of board of directors: Poluboyarinov Mikhail Igorevich	Management	For	For
3.12	Election of a member of board of directors: Seliverstova Marina Valeryevna	Management	For	For
3.13	Election of a member of board of directors: Tatsy Vladimir Vitalyevich	Management	For	For
3.14	Election of a member of board of directors: Sharipov Rashid Ravelevich	Management	For	For
3.15	Election of a member of board of directors: Shmatko Sergey Ivanovic	Management	For	For
3.16	Election of a member of board of directors: Shishin Sergey Vladimirovich	Management	For	For
4.1	To elect Audit Commission of JSC "RusHydro" consisting of the following candidate: Azhimov Oleg Evgenyevich	Management	For	For
4.2	To elect Audit Commission of JSC "RusHydro" consisting of the following candidate: Gorevoy Dmitry Mikhailovich	Management	For	For
4.3	To elect Audit Commission of JSC "RusHydro" consisting of the following candidate: Kolyada Andrey Sergeevich	Management	For	For
4.4	To elect Audit Commission of JSC "RusHydro" consisting of the following candidate: Kochanov Andrey Aleksandrovich	Management	For	For
4.5	To elect Audit Commission of JSC "RusHydro" consisting of the following candidate: Kudryashov Valentin Gennadyevich	Management	For	For
4.6	To elect Audit Commission of JSC "RusHydro" consisting of the following candidate: Litvina Elena Yurievna	Management	For	For
4.7	To elect Audit Commission of JSC "RusHydro" consisting of the following candidate: Tikhonova Maria Gennadyevna	Management	For	For
4.8	To elect Audit Commission of JSC "RusHydro" consisting of the following candidate: Yugov Alexander Sergeevich	Management	For	For
5
To approve appointment of CJSC "HLB Vneshaudit" (Primary State Registration Number (OGRN) 1027739314448) as an auditor of JSC "RusHydro" for auditing of Company's accounting statements, prepared according to Russian Accounting Standards for 2011
		Management	For	For
6
To pay remuneration to the members of the Board of Directors of JSC "RusHydro" according to the results of work in the Board of Directors during a period from 30.06.2010 to 30.06.2011 in the amount and in the order specified in Regulation for payment of remuneration to the members of the Board of Directors of JSC "RusHydro"
		Management	For	For
7
To determine that the Company shall have a right to place, in addition to placed shares, 100 000 000 000 (one hundred billion) ordinary registered uncertified shares, with nominal value of 1 (one) ruble each, to the total amount of 100 000 000 000 (one hundred billion) rubles (declared shares). The ordinary registered shares declared for placing by the Company provide their holders with the rights stipulated by item 6.2 of article 6 of Company's Articles of Association
		Management	For	For
8	To approve the revised version of Company's Articles of Association	Management	For	For
9	On increase of the authorized capital of the Company	Management	For	For
10	To approve the new version of Regulations on Procedure for Convocation and Holding of JSC "RusHydro" Board of Directors Meetings	Management	For	For
11.1
Approve a transaction (several inter-connected transactions) onacquiring securities - ordinary registered uncertifiedsupplementary shares of JSC INTER RAO UES registered by theFederal Service for Financial Markets (16.11.2010) with Stateregistration number 1-03-33498-E-002D, placed via privateoffering, as an interested-party transaction(s)
		Management	For	For
11.2	Approve an interested-party transaction which is the placement by the Company of an offering of shares that exceeds 2 percent of the ordinary shares placed by the Company previously	Management	For	For
11.3	Approve a contract (inter-connected contracts) for depositing monetary assets concluded between the Company and JSC VTB Bank as an interested-party transaction (inter-connected transactions)	Management	For	For
11.4
Approval of a transaction (inter-connected transactions) for establishing a minimum balance for monetary assets on the account(s), concluded between the Company and JSC VTB Bank as an interested-party transaction (inter-connected transactions)
		Management	For	For
11.5
Approval of a transaction (inter-connected transactions) on the procedure for a credit overdraft in the Bank concluded between the Company and JSC VTB Bank as an interested-party transaction (inter-related transactions)
		Management	For	For
11.6	Approval of a contract (inter-related contracts) for opening a credit line, concluded between the Company and JSC VTB Bank as an interested-party transaction (inter-connected transactions)	Management	For	For
11.7	Approval of a contract (inter-connected contracts) for credit extension concluded between the Company and JSC VTB Bank as an interested-party transaction (inter-connected transactions)	Management	For	For
11.8	Approval of a contract (inter-connected contracts) for a bank guarantee concluded between the company and JSC VTB Bank as an interested-party transaction (interconnected transactions)	Management	For	For
11.9	Approval of a contract (inter-connected contracts) for opening a letter of credit concluded between the Company and JSC VTB Bank as an interested-party transaction (inter-connected transactions)	Management	For	For
11.10	Approval of a contract (inter-connected contracts) for remote banking concluded between the Company and JSC VTB Bank as an interested-party transaction (inter-connected transactions)	Management	For	For

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)           Investment Managers Series Trust

By (Signature and Title)*		/s/ Rita Dam
Rita Dam, Treasurer
Date	August 2, 2011

* Print the name and title of each signing officer under his or her signature.